                                                       Registration No. 33-76250
                                                               File No. 811-8406
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                X
         Pre-Effective Amendment No.                                   _

         Post-Effective Amendment No. 11                               X

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        X

         Amendment No. 13                                              X


                             SUMMIT INVESTMENT TRUST
                             -----------------------
               (Exact Name of Registrant as Specified in Charter)
                      3435 Stelzer Road, Columbus, OH 43219
                      -------------------------------------
               (Address of Principal Executive Office) (Zip Code)
                                 (800) 272-3442
                                 --------------
              (Registrant's Telephone Number, including Area Code)

                                 Robert A. Tuch
                             Summit Investment Trust
                                3435 Stelzer Road
                               Columbus, OH 43219

                     (Name and Address of Agent for Service)

                                    Copy to:
                               Bruce G. Leto, Esq.
                      Stradley, Ronon, Stevens & Young, LLP
                         One Commerce Square, Suite 2600
                             Philadelphia, PA 19103
                                 (215) 564-8115

It is proposed that this filing will become effective (check appropriate box):
  X  Immediately upon filing pursuant to paragraph (b)
____ On (date) pursuant to paragraph (b)
____ 60 days after filing pursuant to paragraph (a)(1)
____ on (date) pursuant to paragraph (a)(1)
____ 75 days after filing pursuant to paragraph (a)(2)
____ on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

_____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   QUESTIONS?
                           Call 800-272-3442 or your
                           investment representative.

                         [Summit Investment Trust Logo]

                                   MANAGED BY
                        FIRST SUMMIT CAPITAL MANAGEMENT

             ------------------------------------------------------

                             SUMMIT HIGH YIELD FUND

                       SUMMIT EMERGING MARKETS BOND FUND


                      PROSPECTUS AS OF SEPTEMBER 30, 2000


                     THE SECURITIES AND EXCHANGE COMMISSION
                     HAS NOT APPROVED THE SHARES DESCRIBED
                        IN THIS PROSPECTUS OR DETERMINED
                      WHETHER THIS PROSPECTUS IS ACCURATE
                         OR COMPLETE. ANYONE WHO TELLS
                      YOU OTHERWISE IS COMMITTING A CRIME.

         SUMMIT INVESTMENT TRUST PROSPECTUS                TABLE OF CONTENTS


                                                RISK/RETURN SUMMARY AND FUND EXPENSES

                                      [ICON]
Carefully review this very                          3  Summit High Yield Fund
important section, which                            7  Summit Emerging Markets Bond Fund
summarizes each fund's
investments, risks,
performance, and fees.

                                                INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

                                      [ICON]
Review this section for                            11  Summit High Yield Fund
important additional                               13  Summit Emerging Markets Bond Fund
information, including each
Fund's investment policies
and risks.

                                                SHAREHOLDER INFORMATION

                                      [ICON]
Turn to this section for                           16  Pricing of Fund Shares
information on how to open                         17  Purchasing and Selling Your Shares
and maintain your account,                         22  Distribution Arrangements/Sale Charges
including how to buy, sell                         28  Services for Fund Investors
and exchange Fund shares.                          30  Dividends, Distributions and Taxes

                                                MANAGEMENT OF THE FUNDS

                                      [ICON]
Look here for details on the                       31  Investment Adviser
management of the Funds,                           31  Advisory Agreement
including the portfolio                            32  Advisory Fee
manager.                                           33  Sub-Adviser
                                                   34  Shareholder Inquiries

                                                OTHER INFORMATION ABOUT THE FUND

                                      [ICON]
                                                   35  Financial Highlights

  RISK/RETURN SUMMARY AND FUND EXPENSES
                                        [ICON]

                                               RISK/RETURN SUMMARY OF THE
                                               SUMMIT HIGH YIELD FUND
                                               (THE "HIGH YIELD FUND")

    WHAT IS THE HIGH YIELD            (1) High Current Income
    FUND'S INVESTMENT OBJECTIVE?      (2) Capital Appreciation, secondarily.

    WHAT ARE THE HIGH YIELD           The Fund invests primarily in high-yield, high risk ("junk")
    FUND'S PRINCIPAL INVESTMENT       bonds, with intermediate (5-10 year) maturities. For its
    STRATEGIES?                       investments, the Fund seeks to identify high yield bonds of financially sound companies that have the ability to make
                                      timely payments of principal and interest. Using fundamental credit analysis of companies, the Fund seeks to invest in
                                      companies whose financial condition gives them greater value relative to other companies in the high yield market.

    WHAT ARE THE PRINCIPAL RISKS      The risks described below could have the effect of reducing
    OF INVESTING IN THE HIGH          the Fund's net asset value, yield or total return:
    YIELD FUND?                       - High yield bonds are sensitive to interest rate changes.
                                      Generally, when interest rates rise, the prices of these
                                        bonds fall and when interest rates fall the prices of
                                        these bonds rise. The longer the maturity of these bonds,
                                        the greater is this impact from interest rate changes. The value of the Fund's investments also will vary with bond
                                        market conditions.

                                      - High yield bonds are below investment grade instruments
                                      because of the significant risk of issuer default.

                                      - Other risks of high yield bonds include the market's
                                      relative youth, price volatility, sensitivity to economic
                                        changes, limited liquidity, valuation difficulties and
                                        special tax considerations.

                                      - You could lose money on your investment in the Fund or the
                                      Fund could underperform other investments.

                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
                                      Corporation or any other government agency.

  RISK/RETURN SUMMARY AND FUND EXPENSES
                                        [ICON]


   The bar chart and table
   below help show the returns
   and risks of investing in
   the High Yield Fund. They
   show changes in the Fund's
   yearly performance over the
   life of the Fund and
   compare the Fund's average
   annual returns for the past
   one year and the life of
   the Fund to those of the
   Salomon High Yield Index(4)
   during each period. You
   should keep in mind that
   the Fund's past performance
   is not necessarily an
   indication of the Fund's
   future performance.



   AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDING DECEMBER 31, 1999)(1)

--------------------------------------------------------------------------------


                                                               PAST         PAST 5         SINCE
                                                               YEAR         YEARS        INCEPTION
                                                             -------------------------------------
 SUMMIT HIGH YIELD FUND CLASS A(2)                             -1.99%        9.65%         8.80%
                                                             -------------------------------------
 SUMMIT HIGH YIELD FUND CLASS B(3)                             -2.90%       10.20%         9.42%
                                                             -------------------------------------
 SALOMON HIGH YIELD INDEX(4) (SINCE 6/27/94)                    1.73%        9.71%         9.05%
--------------------------------------------------------------------------------------------------



(1) The bar chart does not reflect the impact of any applicable sales charges and if these amounts were reflected, returns would be less than those shown. The Average Annual Total Returns table above does reflect the impact of any applicable sales charges. The Fund Fees and Expenses table on page 5 details the sales charges, if any, that apply to each class of shares of the High Yield Fund.


(2) Inception date June 27, 1994 for Class A Shares.


(3) The offering of the Class B Shares commenced on October 8, 1998. The performance shown for the Class B Shares prior to that date is based on the historical performance of the Class A Shares prior to that date (without the Class A Shares sales charge) and restated to reflect the contingent deferred sales charge ("CDSC"), but not the higher distribution (12b-1) fees, applicable to Class B Shares. If such higher distribution (12b-1) fees had been incorporated for the pre-October 8, 1998 period for the Class B Shares, average annual total returns would have been lower for such period.


(4) The Salomon High Yield Index is the Salomon Brothers High Yield Market Index(R), a widely recognized, unmanaged index of high yield bond prices. The Index assumes reinvestment of all dividends/distributions and does not reflect any asset-based charges for investment management or other expenses.

HIGH YIELD FUND
PERFORMANCE BAR

CHART AND TABLE(1)


YEAR-BY-YEAR TOTAL RETURNS FOR CLASS A SHARES AS OF 12/31

CalendarYear1995                                                                 19.42

CalendarYear1996                                                                 22.54

CalendarYear1997                                                                 17.62

CalendarYear1998                                                                 -6.06

CalendarYear1999                                                                  2.61



The Fund's performance for calendar year 2000 through June 30, 2000 was .10%.


                                                                            Best quarter:    Q2 1997    6.71%
                                                                            Worst quarter:   Q3 1998  -10.80%

  RISK/RETURN SUMMARY AND FUND EXPENSES
                                        [ICON]

                                               HIGH YIELD FUND
                                               FEES AND EXPENSES

                                          SHAREHOLDER FEES
                                          (FEES PAID
                                          DIRECTLY FROM
                                          YOUR INVESTMENT)                        A SHARES   B SHARES
                                          Maximum sales charge (load) imposed on
                                          Purchases (as a percentage of offering
                                          prices)                                  4.50%(1)    None
                                          -----------------------------------------------------------
                                          Maximum deferred sales charge (load)
                                          (as a percentage of the lesser of
                                          price at purchase or net asset value
                                          at redemption)                            None(2)   5.00%(3)

                                          ANNUAL FUND
                                          OPERATING EXPENSES
                                          (EXPENSES THAT ARE
                                          DEDUCTED FROM
                                          FUND ASSETS)(4)                         A SHARES   B SHARES
                                          Management fees(5)                       0.72%      0.72%
                                          -----------------------------------------------------------
                                          Distribution and service (12b-1)
                                          fees(6)                                  0.25%      1.00%(7)
                                          -----------------------------------------------------------
                                          Other expenses                           0.63%      0.63%
                                          -----------------------------------------------------------
                                          Total fund operating expenses            1.60%      2.35%
                                          -----------------------------------------------------------

   ---------------------------------------
CONTINGENT DEFERRED
SALES CHARGE
Class B Shares impose a back
    end sales charge (load)
    if you sell your shares
    before a certain period
    of time has elapsed.
    This is called a
    Contingent Deferred
    Sales Charge ("CDSC").
   -------------------------

   (1) Reduced on investments of $100,000 or more and subject to certain discounts and exceptions. See "Distribution Arrangements-Calculation of Sales Charges."

   (2) A deferred sales charge may be applicable on investments of $500,000 or more. See "Distribution Arrangements-Calculation of Sales Charges."


   (3) Contingent deferred sales charge ("CDSC") declines each year for 6 years, as follows: 5%, 4%, 3%, 3%, 2%, 1%, and 0%.



   (4) The expense information in the table reflects current fees based on a contractual commitment by the Adviser to waive its advisory fee and/or to assume as its own expense certain expenses otherwise payable by the Fund, if necessary, if the advisory fee and expenses would cause the Total Annual Fund Operating Expenses to exceed 1.60% for the Class A shares and 2.35% for the Class B shares.


   (5) This fee may vary between 0.35% and 1.15% depending on the Fund's investment performance subject to the contractual fee cap described in footnote 4.

   (6) Long-term shareholders may pay indirectly more than the equivalent of the maximum front-end sales charge permitted by National Association of Securities Dealers, Inc. regulation due to the recurring nature of Distribution (12b-1) Fees.

   (7) Includes a fee of 0.75% for distribution related expenses and 0.25% for shareholder services expenses.
As an investor in the High
   Yield Fund, you may pay
   the following fees and
   expenses. Shareholder
   transaction fees are paid
   from your account. Annual
   Fund operating expenses
   are paid out of Fund
   assets, and are reflected
   in the share price.

  RISK/RETURN SUMMARY AND FUND EXPENSES
                                        [ICON]

   Use the table at right to compare
   fees and expenses with those of other
   Funds. It illustrates the amount of
   fees and expenses you would pay,
   assuming the following:
     - $10,000 investment
     - 5% annual return
     - redemption at the end of each
       period
     - no changes in the Fund's
       operating expenses
   Because this example is hypothetical
   and for comparison purposes, your
   actual costs will be different.

                                               HIGH YIELD FUND
                                               EXPENSE EXAMPLE

                                                                        1        3         5         10
                                                                       YEAR    YEARS     YEARS     YEARS
                                                CLASS A SHARES         $605    $  932    $1,282    $2,265
                                                CLASS B SHARES
                                                  Assuming redemption  $738    $1,033    $1,455    $2,499
                                                  Assuming no
                                                  redemption           $238    $  733    $1,255    $2,499

  RISK/RETURN SUMMARY AND FUND EXPENSES
                                        [ICON]

                                               RISK/RETURN SUMMARY OF THE
                                               SUMMIT EMERGING MARKETS BOND FUND
                                               (THE "EMERGING MARKETS FUND")

    WHAT IS THE EMERGING MARKETS      High income and capital appreciation.
    FUND'S INVESTMENT OBJECTIVE?

    WHAT ARE THE EMERGING             The Fund invests primarily in government and corporate bonds
    MARKETS FUND'S PRINCIPAL          of emerging markets nations. For its investments, the Fund
    INVESTMENT STRATEGIES?            seeks to identify high yield bonds of financially sound
                                      companies that have the ability to make timely payments of principal and interest. Using fundamental credit analysis of companies, the Fund seeks to invest in companies whose
                                      financial conditions gives them greater value relative to
                                      other companies in the high yield market. The Fund also uses a fundamental credit analysis of the country and government risks of the countries where the issuers of the bonds are
                                      domiciled to identify issuers with greater value relative to other issuers in the same or other countries. The Fund
                                      invests predominantly in U.S. dollar denominated bonds. The
                                      Fund is nondiversified which means that up to 50% of the
                                      Fund's assets may be invested without limitation on the
                                      amount invested in a single issuer. Normally, the Fund will not invest more than 5% of its assets in a single issuer.

    WHAT ARE THE PRINCIPAL RISKS      Emerging market debt carries significant risks of principal
    OF INVESTING IN THE EMERGING      loss. These risks could have the effect of reducing the
    MARKETS FUND?                     Fund's net asset value, yield or total return. Among the
                                      risks are:
                                      - the low quality of the bonds' issuers which increases the risk of default
                                      - the volatile nature of many of these countries' economies and markets
                                      - the relatively small number of investors buying these
                                      securities which increases price volatility
                                      - currency conversion risks in the relatively few cases
                                      where these securities are not denominated in U.S. dollars
                                      High yield bonds are sensitive to interest rate changes.
                                      Generally, when interest rates rise, the prices of these
                                      bonds fall and when interest rates fall the price of these bonds rise. The longer the maturity of these bonds, the
                                      greater is this impact from interest rate changes. In
                                      addition, certain foreign countries may impose exchange
                                      controls or other policies, including taxes, that restrict the Fund's movement of its assets out of the country and its liquidation of its investments in the country. Lack of
                                      diversification may expose the Fund to risks related to a
                                      single issuer or a few issuers.

                                      An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance
                                      Corporation or any other government agency.

  RISK/RETURN SUMMARY AND FUND EXPENSES
                                        [ICON]


   The bar chart and table
   below help show the returns
   and risks of investing in
   the Emerging Markets Fund.
   They show changes in the
   Fund's yearly performance
   over the life of the Fund
   and compare the Fund's
   average annual returns for
   the past one year and the
   life of the Fund to those
   of the J.P. Morgan Emerging
   Markets Bond Index
   ("EMBI+")(4). You should
   keep in mind that the
   Fund's past performance is
   not necessarily an
   indication of the Fund's
   future performance.



   AVERAGE ANNUAL TOTAL RETURNS (FOR THE PERIODS ENDING DECEMBER 31, 1999)(1)

--------------------------------------------------------------------------------


                                                                   PAST              SINCE
                                                                   YEAR            INCEPTION
                                                             -----------------------------------
 SUMMIT EMERGING MARKETS BOND FUND CLASS A(2)                     17.34%            -4.64%
                                                             -----------------------------------
 SUMMIT EMERGING MARKETS BOND FUND CLASS B(3)                     16.57%            -4.49%
                                                             -----------------------------------
 J.P. MORGAN EMERGING MARKETS BOND INDEX(4) (SINCE 1/1/98)        21.56%             3.99%
------------------------------------------------------------------------------------------------



(1) The bar chart does not reflect the impact of any applicable sales charges and if these amounts were reflected, returns would be less than those shown. The Average Annual Total Returns table above does reflect the impact of any applicable sales charges. The Fund Fees and Expenses table on page 9 details the sales charges, if any, that apply to each class of shares of the Emerging Markets Fund.


(2) Inception date January 1, 1998 for Class A Shares.


(3) The offering of the Class B Shares commenced on October 8, 1998. The performance shown for the Class B Shares prior to that date is based on the historical performance of the Class A Shares prior to that date (without the Class A Shares sales charge) and restated to reflect the contingent deferred sales charge ("CDSC"), but not the higher distribution (12b-1) fees, applicable to Class B Shares. If such higher distribution (12b-1) fees had been incorporated for the pre-October 8, 1998 period for the Class B Shares, average annual total returns would have been lower for such period.


(4) The J.P. Morgan Emerging Markets Bond Index is a widely recognized, unmanaged index of emerging market bond prices. The Index assumes reinvestment of all dividends/distributions and does not reflect any asset-based charges for investment management or other expenses.

EMERGING MARKETS FUND
PERFORMANCE BAR

CHART AND TABLE(1)


YEAR-BY-YEAR TOTAL RETURNS FOR CLASS A SHARES AS OF 12/31

CalendarYear1998                                                                -22.48

CalendarYear1999                                                                 22.81



The Fund's performance for calendar year 2000 through June 30, 2000 was .14%.


                                                                            Best quarter:    Q4 1998   12.65%
                                                                            Worst quarter:   Q3 1998  -30.67%

  RISK/RETURN SUMMARY AND FUND EXPENSES
                                        [ICON]

                                               EMERGING MARKETS FUND
                                               FEES AND EXPENSES
   As an investor in the
   Emerging Markets Fund, you
   may pay the following fees
   and expenses. Shareholder
   transaction fees are paid
   from your account. Annual
   Fund operating expenses
   are paid out of Fund
   assets, and are reflected
   in the share price.
    CONTINGENT DEFERRED
    SALES CHARGE

    Class B Shares impose a
    back end sales charge
    (load) if you sell your
    shares before a certain
    period of time has
    elapsed. This is called
    a Contingent Deferred
    Sales Charge ("CDSC").

   (1) Reduced on investments of $100,000 or more subject to certain discounts and exceptions. See "Distribution Arrangements-Calculation of Sales Charges."

   (2) A deferred sales charge may be applicable on investments of $500,000 or more. See "Distribution Arrangements-Calculation of Sales Charges."

   (3) Contingent deferred sales charge ("CDSC") declines each year for 6 years, as follows: 5%, 4%, 3%, 3%, 2%, 1% and 0%.



   (4) The expense information in the table reflects current fees based on a contractual commitment by the Adviser to waive its advisory fee and/or to assume as its own expense certain expenses otherwise payable by the Fund, if necessary, if the advisory fee and expenses would cause the Total Annual Fund Operating Expenses to exceed 2.00% for the Class A shares and 2.75% for the Class B shares.


   (5) The Adviser has made a contractual commitment to waive a portion or all of its advisory fee of 0.75%, as necessary to meet the expense cap described in footnote 4 above.

   (6) Long-term shareholders may pay indirectly more than the equivalent of the maximum front-end sales charge permitted by National Association of Securities Dealers, Inc. regulation due to the recurring nature of Distribution (12b-1) Fees.

   (7) Includes a fee of 0.75% for distribution related expenses and 0.25% for shareholder services expenses.

                                          SHAREHOLDER FEES
                                          (FEES PAID
                                          DIRECTLY FROM
                                          YOUR INVESTMENT)                      A SHARES     B SHARES
                                          Maximum sales charge (load) imposed
                                          on purchases (as a percentage of
                                          offering prices)                        4.50%(1)     None
                                          Maximum deferred sales charge (load)
                                          (as a percentage of the lesser of
                                          price at purchase or net asset value
                                          at redemption)                          None(2)      5.00%(3)
                                          ANNUAL FUND
                                          OPERATING EXPENSES
                                          (EXPENSES THAT ARE
                                          DEDUCTED FROM
                                          FUND ASSETS)(4)                       A SHARES     B SHARES
                                          Management fee(5)                       0.55%        0.55%
                                          Distribution and service (12b-1)
                                          fees(6)                                 0.25%        1.00%(7)
                                          Other expenses                          1.20%        1.20%
                                          Total fund operating expenses           2.00%        2.75%

  RISK/RETURN SUMMARY AND FUND EXPENSES
                                        [ICON]

   Use the table at right to compare
   fees and expenses with those of other
   Funds. It illustrates the amount of
   fees and expenses you would pay,
   assuming the following:
     - $10,000 investment
     - 5% annual return
     - redemption at the end of each
       period
     - no changes in the Fund's
       operating expenses
   Because this example is hypothetical
   and for comparison purposes, your
   actual costs will be different.

                                               EMERGING MARKETS FUND
                                               EXPENSE EXAMPLE

                                                                              1      3         5         10
                                                                           YEAR    YEARS     YEARS     YEARS
                                                CLASS A SHARES             $644    $1,049    $1,479    $2,672
                                                CLASS B SHARES
                                                  Assuming redemption      $778    $1,153    $1,654    $2,900
                                                  Assuming no redemption   $278    $  853    $1,454    $2,900

  INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
                                             [ICON]

                                               HIGH YIELD FUND
   TICKER SYMBOL:     CLASS A SUMHX          CLASS B N/A

   INVESTMENT OBJECTIVE
   The Fund's investment objective is to seek high current income.

   PRINCIPAL INVESTMENT STRATEGIES

   To achieve this objective, it will ordinarily invest at least 65% of its total assets in high yield, high risk bonds, also known as "junk" bonds. For its investments, the Fund seeks to identify high yield bonds of financially sound companies that have the ability to make timely payments of principal and interest. Using fundamental credit analysis of companies, the Fund seeks to invest in companies whose financial condition gives them greater value relative to other companies in the high yield market, providing the further potential for capital appreciation. Consequently, capital appreciation is a secondary objective of the Fund.

   The Adviser will actively manage the Fund to take advantage of relative values of various sectors of the high yield market in order to seek high current income and secondarily, capital appreciation. Among the factors that are important in the Adviser's securities selection are credit fundamentals and technical trading factors. The Adviser thoroughly researches the bonds it purchases to make its own determination of the issuer's creditworthiness and underlying strength. By using this strategy, the Adviser seeks to outperform the high yield bond market as a whole by choosing individual securities that may be overlooked by other investors, or bonds that are likely to improve in credit quality.

   The Adviser makes a decision to sell a portfolio security held by the Fund when (1) the security has appreciated in value due to market conditions and the issuing company's financial condition; (2) the issuing company's financial position indicates the company will not perform well and the price of the security could fall; or (3) the Adviser identifies another security that is potentially more valuable for current income or capital appreciation compared to securities held by the Fund.

                       INVESTING IN HIGH YIELD SECURITIES

         When a corporation or a government entity issues a bond, it generally submits the security to one or more rating organizations, such as Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Ratings Group ("Standard & Poor's"). These services evaluate the creditworthiness of the issuer and assign a rating, based on their evaluation of the issuer's ability to repay the bond.

         Bonds with ratings below Baa (Moody's) or BBB (Standard & Poor's) are considered below investment grade and are commonly referred to as junk bonds. Some bonds are not rated at all. The Adviser determines the comparable rating quality of bonds that are not rated.

         High yield, high-risk bonds present both an opportunity and a danger. These junk bonds generally offer higher interest payments because the company that issues the bond -- the issuer -- is at greater risk of default (failure to repay the bond). This may be because the issuer is small or new to the market, the issuer has financial difficulties, or the issuer has a greater amount of debt.

  INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
                                             [ICON]


   TEMPORARY OR DEFENSIVE INVESTMENTS -- In response to unfavorable conditions in the high yield bond market, the Fund may make temporary investments, without limitation, such as shifting its investments to money market securities, cash or higher rated bonds, which could cause the Fund not to meet its investment objective and principal investment strategies.

   TRADING OF SECURITIES -- The Fund will buy and sell securities based on its overall objective of achieving the highest possible total return, which may translate into higher than average portfolio turnover. While the Fund's portfolio turnover rate will vary greatly from year to year, under normal circumstances it is not expected to exceed 200% annually. If the Fund buys and sells securities frequently, there will be increased transaction costs and additional taxable gains to shareholders.

   OTHER INVESTMENTS --


   The Fund may have other investments that are not part of its principal investment strategies. The Fund may invest in loan participations, convertible securities and preferred stocks. Other types of investments the Fund may use include mortgage-backed or asset-backed securities, collateralized mortgage obligations, stripped mortgage-backed securities, zero-coupon and pay-in-kind bonds, equity securities, warrants, private placements, and foreign securities. See the Statement of Additional Information (the "SAI") for more information about these investments.


   RISKS --

   There are three types of risks for investors in the High Yield Fund:

   (1) RISKS OF INVESTING IN BONDS -- All bonds fluctuate in value as interest rates fluctuate. Therefore, there is a risk that as interest rates rise, the value of the Fund's bond investments will decline, resulting in capital losses to shareholders. In general, high yield bonds are less affected by interest rate movements than are higher rated bonds.


   The Fund generally invests in bonds with maturities between five and ten years, which are considered intermediate-term bonds. Since prices of longer term bonds are more sensitive to interest rate changes than prices of short-term bonds, the Fund has greater interest rate risk than short-term bond funds.


   (2) RISKS OF INVESTING IN HIGH YIELD BONDS -- Some risks of investing in high yield bonds include:

       - Greater credit risk -- Because of their more precarious financial position, issuers of high yield bonds may be more vulnerable to changes in the economy or to interest rate changes that might affect their ability to repay debt.

       - Reduced liquidity -- There are fewer investors willing to buy high yield bonds than there are for higher rated, investment grade securities. Therefore, it may be more difficult to sell these securities or to receive a fair market price for them.

       - Lack of historical data -- Because high yield bonds are a relatively new type of security, there is little data to indicate how such bonds will behave in a prolonged economic downturn. However, there is a risk that such an economic downturn would negatively affect the ability of issuers to repay their debts, leading to increased defaults and overall losses to the Fund.


   (3) RISKS OF INVESTING IN FOREIGN SECURITIES -- See the discussion in the section on "Investment Objective, Strategies and Risks" for the Emerging Markets Fund on page 15.

  INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
                                             [ICON]

                                               EMERGING MARKETS FUND
   TICKER SYMBOL:     CLASS A SUMEX          CLASS B N/A
   INVESTMENT OBJECTIVE

   The Fund's investment objective is to provide high income and capital appreciation.

   PRINCIPAL INVESTMENT STRATEGIES

   To achieve its investment objective, the Fund invests at least 65% of its total assets in the government and corporate debt securities (bonds) of emerging market nations. In pursuit of maximum income and capital appreciation, the Fund may invest all of its assets in high-risk, non-investment grade ("junk") bonds. Before the Fund invests in a particular country or security, the Adviser applies a market risk analysis that evaluates factors such as liquidity, volatility, tax implications, interest rate sensitivity, counterparty risks and technical market considerations.

   To achieve the Fund's total return objectives while reducing risk, the Fund employs these strategies:

       - Invest in a wide variety of issuers, as described below, to reduce the impact of any single holding on the Fund's total performance
       - Thorough credit analysis of individual issuers through in-depth proprietary research
       - Technical analysis of trading and ownership patterns of targeted securities
       - Adjusting the average maturity of the portfolio to take advantage of or to minimize the impact of interest rate fluctuations.

   The portfolio's weighted average maturity will normally be between 5 and 10 years, although this may vary substantially with changing market conditions. Because most emerging market debt is issued in U.S. dollars, it is expected that the Fund will not normally have foreign currency holdings. However, the Fund may invest in debt denominated in local currencies or other international currencies. In such cases, the Fund will seek to hedge against currency fluctuations. The Adviser makes a decision to sell a portfolio security held by the Fund when (1) the security has appreciated in value due to market conditions and the issuing company's financial condition; (2) the issuing company's financial position indicates the company will not perform well and the price of the security could fall; or (3) the Adviser identifies another security that is potentially more valuable for current income or capital appreciation compared to securities held by the Fund.

   The Fund's investments may include bonds issued directly by the sovereign or corporate entities or those issued by supranational entities, such as the World Bank. The Fund may also invest substantially all of its assets in Brady Bonds. Brady Bonds are used as a means of restructuring the external debt burden of governments in certain emerging market nations. These bonds may be collateralized or uncollateralized and issued in various currencies, although typically they are issued in U.S. Dollars. However, as with any emerging market debt, Brady Bonds are considered speculative, high-risk investments because the value of the bonds can fluctuate significantly based on the issuer's ability to make payments.

  INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
                                             [ICON]

                        DEFINING EMERGING MARKET NATIONS

         Emerging market nations, as defined by the World Bank, the United Nations and other international bodies, are those countries whose economies are in a transitional stage. They may be located in Asia, Eastern Europe, Latin America, Africa or the Middle East. The economies, markets and political structures of these countries generally do not offer the same stability as those of developed nations. As a consequence, securities issued in these emerging markets generally pay a higher yield to compensate investors for higher risks.

   CONCENTRATION OF INVESTMENTS -- The Fund may invest more than 25% of its assets in government and corporate bonds issued by or located in the same country. The Fund does not, however, intend to invest 25% or more of its assets in government debt of a single country (other than the United States or in a single industry or group of industries.) As a rule, the Fund will invest in the securities of issuers from at least three different countries.


   TEMPORARY OR DEFENSIVE INVESTMENTS -- In order to provide flexibility in meeting redemptions, expenses and the timing of new investments, the Fund will routinely hold cash or money market securities readily convertible to cash. These cash positions may be increased without limitation during periods of unusual market volatility as a short-term defense. Additionally, the Fund may invest substantially all of its assets in the securities of only one country, including the United States, for temporary defensive purposes. Such investments could cause the Fund not to meet its investment objective and principal investment strategies.



   TRADING OF SECURITIES -- The Fund will buy and sell securities based on its overall objectives of achieving the highest possible total return, which may translate into higher than average portfolio turnover. While the Fund's portfolio turnover rate will vary considerably from year to year, under normal circumstances it is not expected to exceed 200% annually. If the Fund buys and sells securities frequently, there will be increased transaction costs and additional taxable gains to shareholders.


   OTHER INVESTMENTS --


   The Fund may also invest in other investments that are not part of its principal investment strategies described above. These other investments include other types of fixed income securities, private placements, loan participations and assignments, convertible bonds and depository receipts. For more information about these types of securities, please consult the SAI.


   RISKS --

   There are numerous and significant risks involved in investing in emerging markets securities. While bonds are generally considered safer than stocks for investors seeking diversification into emerging markets, there are several types of risks that should be considered.

   Overall, this Fund must be considered a high-risk investment suitable only for a portion of an individual's portfolio.


   Any bond fund involves the risk of capital loss due to changes in interest rates. This is a normal process in which rising interest rates cause the price of bonds to fall. There are, additionally, risks associated with high yield (junk) bonds. See the discussion in the section on "Investment Objectives, Strategies and Risks" for the High Yield Fund.

  INVESTMENT OBJECTIVE, STRATEGIES AND RISKS
                                             [ICON]

   The unique risks associated with emerging market debt include:

     - CREDIT RISK -- Companies and governments in emerging nations may not be as strong financially as those in other nations and may be more vulnerable to changes in worldwide markets and the world economy. The entire securities market in an emerging market nation can experience sudden and sharp price swings. Furthermore, accounting and other financial reporting standards are often less rigorous, so that less information may be available to investors. There is also generally less governmental regulation that may mean less protection for investors.

     - LIQUIDITY RISK -- Because of lower trading volumes and the lack of secondary trading markets for most emerging markets securities, there is a greater potential for price volatility. With fewer buyers, large purchases or sales may have a disproportionate impact on prices.

     - CURRENCY RISK -- The relatively small portion of the portfolio which is not denominated in U.S. dollars is exposed to the fluctuations of the currency markets, as well as the increased costs involved in converting currency into U.S. Dollars.

     - EXTERNAL RISK -- Investing in emerging markets debt securities involves political, social and economic risks including the risk of nationalization or expropriation of assets and the risk of war. Certain countries may impose restrictions on foreign investors and on the movement of assets out of the country for periods of one year or more. Such restrictions reduce the liquidity of securities held in such countries and make it difficult or impossible for the Fund to sell the securities at opportune times. Certain trading practices, such as settlement delays or differing hours and days of operation, may also expose the Fund to risks not customary with U.S. investments. Furthermore, it may be more difficult to obtain a judgment in a court outside the U.S.


     - EURO -- On January 1, 1999, the European Economic and Monetary Union ("EMU"), established a single common currency known as the "Euro." By July 1, 2002, the Euro, which will be implemented in stages, will have replaced the national currencies of the following member countries:
       Austria, Belgium, Finland, France, Germany, Ireland, Italy, Luxembourg, the Netherlands, Portugal and Spain.



       Currently, the exchange rate of the currencies of each of these countries is fixed to the Euro. The Euro trades on currency exchanges and is available for non-cash transactions. The participating countries currently issue sovereign debt exclusively in Euro. By July 1, 2002, Euro-denominated bills and coins will replace the bills and coins of the above countries.



       The new European Central Bank has control over each country's monetary policies. Therefore, the participating countries no longer control their own monetary policies by directing independent interest rates for their currencies. The national governments of the participating countries, however, have retained the authority to set tax and spending policies and public debt levels.



       This conversion to the Euro presents unique uncertainties. The Euro's impact on currency values or on the business or financial condition of European countries and issuers, and issuers in other regions, whose securities the Fund may hold, or the impact, if any, on Fund performance is unpredictable. In the first 18 months of the Euro's existence, the exchange rates of the Euro versus many of the world's major currencies steadily declined. In this environment, U.S. and other foreign investors experienced erosion of their investment returns on their Euro-denominated securities. The transition and the elimination of currency risk among EMU countries may change the economic environment and behavior of investors, particularly in European markets, but the impact of those changes cannot be assessed at this time. These or other factors, including political and economical risks, could adversely affect the value of securities held by the Fund. The conversion has not had a material impact on the Fund to date, however, because the Fund invests predominantly, normally over 90% of its assets, in U.S. dollar denominated securities.

  SHAREHOLDER INFORMATION
                          [ICON]


   NONDIVERSIFIED INVESTMENT COMPANY -- Under securities laws, the Fund is considered a "nondiversified investment company." The Fund is, however, subject to diversification limits under federal tax law that permit it to invest more than 5%, but not more than 25%, of its total assets in a single issuer with respect to up to 50% of its total assets as of the end of each quarter of the Fund's taxable year. Under normal circumstances, such investment of more than 5% in a single issuer will not take place. Occasionally, the Fund may place as much as 10% of its total assets in bank deposits or other short-term instruments of a single issuer or custodian.


                                  PRICING OF FUND SHARES

       - Each Fund's per share net asset value ("NAV") is determined and its shares are priced as of the close of regularly scheduled trading on the New York Stock Exchange ("NYSE") (normally at 4:00 p.m. Eastern Time) on each Business Day of the Funds (the "Valuation Time").

       - Your shares are bought, sold or exchanged at the NAV (plus any applicable sales charge as noted under "Distribution Arrangements" below) determined after your request has been received in proper form. Any request received in proper form before the Valuation Time will be processed the same Business Day. Any request received in proper form after the Valuation Time will be processed the next Business Day.

       - A Business Day is any day that the NYSE is open for business or any day in which there is enough trading in the securities held by a Fund to affect the NAV materially. Currently, the NYSE observes the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

       - Each Fund's NAV can be found daily during the business week in The Wall Street Journal and other newspapers.

       - Each Fund's securities are generally valued at current market prices. Generally, trading in non-U.S. securities, as well as U.S. government securities and money market instruments, is substantially completed each Business Day at various times prior to the close of regularly scheduled trading on the NYSE. The values of such securities used in computing the NAV of Fund shares are generally determined as of such times. However, because the calculation of the Fund's NAV will not take place contemporaneously with the determination of the values of the Fund's portfolio securities, events affecting the values of portfolio securities that occur between the time their prices are determined and the time the Fund's NAV is calculated will not be reflected in the NAV unless the Adviser, under the supervision of the Trustees, determines that the particular event should be taken into account in computing the Fund's NAV.

       - Foreign Securities may trade on weekends or other days when the Fund does not price its shares. While the NAV may change on these days, Shareholders will not be able to purchase or redeem Fund shares.

                                                               QUESTIONS?
                                                          Call 800-272-3442 or
                                                                  your
                                                               investment
                                                            representative.

  SHAREHOLDER INFORMATION
                          [ICON]

                                PURCHASING AND SELLING YOUR SHARES


   Shares are sold on a continuous basis by the Fund's Distributor, BISYS Fund Services L.P., located at 3435 Stelzer Road, Columbus, Ohio 43219. You may also purchase shares through securities dealers, banks and other financial intermediaries that have established agreements with Summit Investment Trust and/or the Distributor, including fund supermarket agreements that may allow for share purchases at reduced or no sales charges, as described in "Distribution Arrangements/Sales Charges" on page 22. You are encouraged to consult a registered financial representative for assistance in making an investment selection. Any fees they charge will be in addition to and unrelated to the fees and expenses charged by the Fund(s). Buying or selling shares automatically is easy with the services described in the following chart.


   INSTRUCTIONS FOR ACCOUNTS
--------------------------------------------------------------------------------


          TO OPEN AN ACCOUNT               TO ADD TO AN ACCOUNT                 TO SELL SHARES
    Choose the Fund and the class     Choose the Fund and the class     Choose from which Fund and
    of shares in which you want to    of shares in which you want to    class of shares you wish to
    invest.                           invest.                           sell your shares.
    Each Fund's minimum initial       Each Fund's minimum initial       Normally, the Fund will send
    investment amounts for Class A    investment amounts for Class A    your redemption proceeds on the
    or Class B shares are as          or Class B shares are as          next Business Day after receipt
    follows*:                         follows*:                         of the redemption request, but
    Non-retirement account $1,000     Non-retirement account $50        the Fund may take up to seven
    Retirement account**  $ 500       Retirement account**  $50         days to send you the redemption
                                                                        proceeds.

    ---------------------------------------------------------------------------------------------------
    [ICON]   IN WRITING:
    Complete the application. Make    Complete the detachable           Write a letter of instruction
    your check(+) payable to: Summit  investment slip from your         that includes:
    Investment Trust -- [Fund Name]   account statement, or if the      - your name(s)and signature(s)
                                      slip is not available, include    - your account number
                                      a note specifying the Fund        - the Fund name
                                      name, share class, your account   - the dollar amount you want to
                                      number and the name on the          sell
                                      account.                          - how and where to send the
                                                                          proceeds
                                                                        You may request redemption
                                                                        forms by calling
                                                                        1-800-272-3442. Your redemption
                                                                        may require a signature
                                                                        guarantee.(++++)
                                                                        All requests for redemptions
                                                                        from IRA accounts must be in
                                                                        writing.
    Mail your application and a       Mail the slip, along with your    Mail your letter to:
    check to:                         check(+) made payable to Summit
                                      Investment Trust -- [Fund Name]
                                      to:
    Summit Investment Trust           Summit Investment Trust           Summit Investment Trust
    P.O. Box 182448                   P.O. Box 182448                   P.O. Box 182448
    Columbus, Ohio 43218-2448         Columbus, Ohio 43218-2448         Columbus, Ohio 43218-2448
    If mailed by overnight service,   If mailed by overnight service,   If mailed by overnight service,
    mail to:                          mail to:                          mail to:

    Summit Investment Trust c/o       Summit Investment Trust c/o       Summit Investment Trust c/o
    BISYS Fund Services Attn: T.A.    BISYS Fund Services Attn: T.A.    BISYS Fund Services Attn: T.A.
    Services 3435 Stelzer Road        Services 3435 Stelzer Road        Services 3435 Stelzer Road
    Columbus, Ohio 43219              Columbus, Ohio 43219              Columbus, Ohio 43219

  SHAREHOLDER INFORMATION
                          [ICON]

                                PURCHASING AND SELLING YOUR SHARES
                                CONTINUED
--------------------------------------------------------------------------------

          TO OPEN AN ACCOUNT               TO ADD TO AN ACCOUNT                 TO SELL SHARES

    --------------------------------------------------------------------------------------------------- LOGO
             BY TELEPHONE++:
    You may purchase Fund shares by   Once you have established an      When you are ready to redeem
    telephone once you have           account, you may purchase Fund    call 1-800-272-3442 and select
    established an account with the   shares by telephone by calling    how you would like to receive
    Fund.                             1-800-272-3442. Payment for       the proceeds:
                                      Fund shares ordered by            - Mail your redemption check to
                                      telephone must be received          the address of record
                                      within 3 days of the telephone    - Wire funds to a domestic
                                      order.                              financial institution
                                                                        - Mail to a previously
                                                                        designated alternate
                                                                          address++++
                                                                        - Electronically transfer the
                                                                        funds via ACH

    --------------------------------------------------------------------------------------------------- LOGO
             BY WIRE:
    To obtain instructions for        To obtain instructions for        Be sure the Fund has your bank
    Federal Funds wire purchases      Federal Funds wire purchases      account information on file.
    for the Funds, please call the    for the Funds, please call the    Call us to request your
    Trust at 1-800-272-3442.          Trust at 1-800-272-3442.          transaction. Proceeds will be
                                                                        wired to your bank.

    --------------------------------------------------------------------------------------------------- LOGO
             THROUGH A SECURITIES DEALER+++:
    You may purchase shares of a      You may purchase shares of a      You may sell your shares by
    Fund by contacting a securities   Fund by contacting a securities   contacting a securities dealer
    dealer having a selected dealer   dealer having a selected dealer   having a dealer or selling
    agreement or selling agreement    agreement or selling agreement    agreement with the Distributor,
    with the Distributor, BISYS       with the Distributor, BISYS       BISYS Fund Services.
    Fund Services.                    Fund Services.

    Orders for shares of the Fund
    will be assigned the next NAV
    determined after receipt of the
    order by the Transfer Agent.
    The securities dealer is
    responsible for transmitting
    such orders promptly to the
    Transfer Agent. If the
    securities dealer fails to do
    so, the investor's right to
    that day's NAV must be settled
    between the investor and the
    securities dealer.

    --------------------------------------------------------------------------------------------------- LOGO
             AUTOMATICALLY:
    Automatic Investment Plan --      All Services -- Call us to        Automatic Withdrawal
    Indicate on your application      request a form to add any         Plan -- Call us to request a
    which automatic service(s) you    automatic investing service.      form to add the plan. Complete
    want.                             Complete and return the forms     the form, specifying the amount
                                      along with any other required     and frequency of withdrawals
                                      materials.                        you would like.
    Return your application with                                        Be sure to maintain an account
    your investment                                                     balance of $10,000 or more.

  SHAREHOLDER INFORMATION
                          [ICON]

                                PURCHASING AND SELLING YOUR SHARES
                                CONTINUED

      * A Fund may waive its minimum requirement. In addition, the Distributor can reject any purchase order if it considers it in the best interests of the Fund and its shareholders.
     ** Each Fund is eligible as a vehicle for a wide range of retirement plans for individuals and institutions (including large and small businesses), including IRAs, SEP-IRAs, Keoghs (profit sharing or money purchase pension), 401(k) plans and 403(b) plans. For information on retirement plans, please consult your broker-dealer.

      + All checks should be in U.S. Dollars and drawn on U.S. banks. If your check is returned to any reason, you may be charged for any resulting fees or losses. Third-party checks will not be accepted.

     ++ Unless you have instructed us otherwise, only one account owner needs to call in redemption requests. All telephone calls are recorded for your protection and reasonable procedures are taken to verify the identity of the caller (such as providing your account number and taxpayer identification number). If such measures are followed to ensure against unauthorized transactions, neither the Trust, the Adviser, the Transfer Agent nor the Distributor will be responsible for any losses.

    +++ Under certain circumstances, the Summit Investment Trust has entered into one or more agreements (each a "Sales Agreement") with brokers, dealers or financial institution (each, an "Authorized Dealer") under which the Authorized Dealer may directly, or through intermediaries that the Authorized Dealer is authorized to designate under the Sales Agreement (each, a "Sub-designee"), accept purchases and redemption orders that are in "good form" on behalf of the Fund. The Fund will be deemed to have received a purchase or redemption order when the Authorized Dealer or Sub-designee accepts the purchase or redemption order and such order will be priced at the Fund's NAV next computed after such order is accepted by the Authorized Dealer or Sub-designee.

   ++++ A signature guarantee is required for the following redemption requests:
        redemptions over $10,000; your account registration or the name(s) on your account has changed within the last 15 days; the check is not being mailed to the address on your account; the check is not being made payable to the owner of the account; or if the redemption proceeds are being transferred to another Fund account with a different registration. A signature guarantee can be obtained from a financial institution, such as a bank, broker-dealer, credit union, securities exchanges and associations, clearing agency, or savings association. The Transfer Agent reserves the right to reject any signature guarantee if: it has reason to believe that (1) the signature is not genuine; (2) the transaction would otherwise be improper; or (3) the guarantor institution is a broker or dealer that is neither a member of a clearing corporation nor maintains net capital of at least $100,000.

   SUMMIT INVESTMENT TRUST INDIVIDUAL RETIREMENT ACCOUNT ("IRA")

   A Trust IRA enables individuals, even if they participate in an employer-sponsored retirement plan, to establish their own retirement program by purchasing shares of the Fund. Trust IRA contributions may be tax-deductible and earnings are tax-deferred. Under the Tax Reform Act of 1986, the tax deductibility of IRA contributions is restricted or eliminated for individuals who participate in certain employer pension plans and whose annual income exceeds certain limits. Existing IRAs and future contributions up to the IRA maximums, whether deductible or not, still earn income on a tax-deferred basis.

   A Trust IRA distribution request must be made in writing to the Transfer Agent. Any additional deposits to a Trust IRA must distinguish the type and year of the contribution.

   For more information on a Trust IRA call the Trust at 1-800-272-3442. Shareholders are advised to consult a tax advisor on Trust IRA contribution and withdrawal requirements and restrictions.

  SHAREHOLDER INFORMATION
                          [ICON]

                                PURCHASING AND SELLING YOUR SHARES
                                CONTINUED

   SELLING YOUR SHARES
   You can withdraw all or any portion of your investment by redeeming (selling) your shares at the next determined NAV after receipt of the redemption order. If your redemption order is received by 4:00 p.m. Eastern Time on a Business Day, your redemption will receive the NAV determined the same Business Day. For investments that have been made by check, payment on redemption requests will be delayed until the Transfer Agent is reasonably satisfied that the purchase payment has been collected by the Funds (which may require up to 15 business days). You may avoid a delay in receiving redemption proceeds by purchasing shares with a certified check. Payments of redemptions also may be delayed under extraordinary circumstances or as permitted by the SEC in order to protect remaining shareholders.

   An investor who purchases $500,000 or more of the Class A shares of a Fund and is not assessed a sales charge at the time of purchase, may be assessed a sales charge equivalent to 1% of the lesser of the purchase price or the current NAV of such shares on such shares that are redeemed prior to the first anniversary of the purchase. In determining whether the sales charge of 1% is payable, the Fund will first redeem shares not subject to the 1% sales charge.


   Under the Sales Agreement (described in footnote +++ on page 19), the Authorized Dealer or Sub-designee is authorized to accept redemption orders that are in "good form" on behalf of the Fund. The Fund will be deemed to have received a redemption order when the Authorized Dealer or Sub-designee accepts the redemption order and such order will be priced at the Fund's NAV next computed after such order is accepted by the Authorized Dealer or Sub-designee.



   As described under "Distribution Agreements," your redemption proceeds from Class B shares are net of any applicable deferred sales charges.


   REDEMPTION OF SMALL ACCOUNTS


   Due to the relatively high cost of servicing small accounts, the Trust reserves the right to redeem a Fund's shares at NAV, on not less than 60 days' notice, in your account if your account has fallen below the minimum balance of $300 because of redemptions you have made. However, if you add to your account to bring it up to the minimum balance within the 60 day notice period, the Fund's shares in your account will not be redeemed. This redemption policy is applicable to each Fund.


   REDEMPTION IN KIND


   Each Fund intends to pay cash for all shares redeemed, unless the redemption request is for more than $250,000 or 1% of the net assets of a Fund by a single shareholder over any 90-day period. If such a redemption request is presented and the Fund deems it to be detrimental to existing shareholders to pay the redemption in cash, the Fund may pay all or part of the redemption in the Fund's portfolio securities at their then-current market value equal to the redemption price. If you received securities in kind and converted them to cash, you would incur brokerage costs. Redemptions in kind are taxable transactions.

  SHAREHOLDER INFORMATION
                          [ICON]

                                PURCHASING AND SELLING YOUR SHARES
                                CONTINUED

   EXCESSIVE TRADING

   The Adviser may bar excessive traders from purchasing shares of a Fund. Frequent trades, involving either substantial Fund assets or a substantial portion of your account or accounts controlled by you, can disrupt management of the Fund and raise its expenses. The Fund defines "excessive trading" as exceeding one purchase and sale involving the Funds within any 120-day period. For example, assume you are invested in a Fund. You can move substantial assets from the Fund to the other Fund and, within the next 120 days, sell your shares in that Fund to return to the first Fund or move your assets to a money market Fund (as described under "Shareholder
   Information -- Exchange Privilege" on page 28.)



   If you exceed the number of trades described above, you may be barred indefinitely from further purchases of shares of the Funds. Two types of transactions are exempt from the excessive trading guidelines: (1) redemptions that are not part of exchanges; and (2) systematic purchases or redemptions made through an automatic investment plan or an automatic withdrawal plan as described later in this section.


                                                               QUESTIONS?
                                                          Call 800-272-3442 or
                                                                  your
                                                               investment
                                                            representative.

  SHAREHOLDER INFORMATION
                          [ICON]

                                DISTRIBUTION ARRANGEMENTS/SALES CHARGES


   Before you open an account in the Fund(s) you selected, you should consider the most cost effective way for you to invest by choosing the appropriate share class. This section describes the differences between the share classes and ways to qualify for reduced sales charges. You pay no sales charges on shares of any class you buy with reinvested distributions.



       TYPES OF CHARGES                   CLASS A                               CLASS B
      Sales Charge (Load)                 Front-end sales charge; reduced       No front-end sales charge. A
                                          sales charges may be available as     deferred sales charge may be
                                          described below and on pages 26       imposed on shares redeemed within
                                          and 27.                               six years after purchase; shares
                                                                                automatically convert to Class A
                                                                                Shares after 8 years. Maximum
                                                                                investment is $250,000.
      Distribution and Service Fees       Subject to annual distribution and    Subject to annual distribution and
                                          shareholder servicing fees of .25%    shareholder servicing fees of
                                          of the average daily net assets of    1.00% of the average daily net
                                          the Fund's Class A Shares.*           assets of the Fund's Class B
                                                                                Shares.*
      Fund Expenses                       Lower annual expenses than Class B    Higher annual expenses than Class
                                          Shares.                               A Shares.
      Reinvested Distributions            No sales charge.                      No sales charge.



   * See "Distribution and Service (12b-1) Fees" on page 27.



   MUTUAL FUND PROGRAMS. The initial sales charge for Class A shares will be waived for investors in certain programs sponsored by broker-dealers, investment advisers, financial planners and other types of financial institutions (including omnibus service providers), who have agreements with the Distributor and/or the Trust relating to:



     - Purchases made in connection with 401(k) plans, 403(b) plans and other employer-sponsored qualified retirement plans;



     - Non-transactional fee fund programs;



     - Mutual fund "wrap" or asset allocation programs where the sponsor places Fund trades and charges its clients a management, consulting or other fee for its services; or



     - Mutual fund "supermarket" programs where the sponsor links its clients' accounts to a master account in the sponsor's name and the sponsor may charge a fee for its services. As of the date hereof, programs are provided by First Trust/Datalynx Corp. and U.S. Clearing NTF Program.



   Broker-dealers, investment advisers, financial planners and other types of financial institutions sponsoring these mutual fund programs may offer their clients more than one class of shares in the Fund in connection with different pricing options for their programs. Transactions made through these programs may be subject to limitations or conditions. Investors should consider carefully any separate transaction fees and other fees which may be charged by these programs in connection with investing in each available share class before selecting a share class.

  SHAREHOLDER INFORMATION
                          [ICON]

                                DISTRIBUTION ARRANGEMENTS/SALES CHARGES
                                CONTINUED

   CALCULATION OF SALES CHARGES
   CLASS A SHARES
   Class A shares are sold at
   their public offering
   price, which includes the
   initial sales charge. The
   sales charge as a
   percentage of your
   investment decreases as the
   amount you invest increases
   above certain breakpoints.
   The current sales charge
   rates and commissions paid
   to investment
   representatives are as
   follows:


   The Fund's Distributor receives this sales charge and may reallow discounts to securities dealers with whom it has agreements and retain the balance over such discounts. At times the Distributor may reallow the entire sales charge to such dealers. The Distributor may also pay banks and other financial service firms that provide services for their clients to facilitate transactions in shares of the Fund a transaction fee up to an amount equal to the greater of the full applicable sales charge or the "Dealer Reallowance as a % of Offering Price" as shown in the above table. In such circumstances, dealers, banks, other financial service firms or intermediaries may be deemed to be underwriters under the federal securities laws. In addition, state securities laws may differ from federal laws regarding banks and financial institutions which may be required to register under state securities laws as brokers and/or dealers. In addition to the compensation paid to investment representatives as described above, the Distributor may provide promotional incentives in the form of travel expenses, lodging and bonuses to licensed individuals who sell shares of the Funds as well as vacation trips (including lodging at luxury resorts), tickets to entertainment events and merchandise. None of this incentive compensation is paid for by any Fund or its shareholders.


   The sales charges set forth in the above table are applicable to purchases made at one time by any investor, which includes: (i) an individual, his or her spouse and children under the age of 21; (ii) a trustee or other fiduciary of a single trust estate or single fiduciary account; and (iii) a single omnibus account held of record by a broker-dealer maintaining a supermarket plan is deemed a single account for purposes of the sales charge breakpoints. In order to qualify for the lower sales charges keyed to the breakpoints ($100,000; $250,000; and $500,000) set forth in the table, all orders from an investor will have to be placed through a single investment dealer and identified at the time of purchase as originating from the same investor, although such orders may be placed into more than one discrete account which identifies the investor.

   * There is no initial sales charge on purchases of $500,000 or more. However, a contingent deferred sales charge ("CDSC") of up to 1.00% of the lesser of the purchase price or the current NAV may be charged to the shareholder if shares are redeemed in the first year after purchase. There will be no CDSC on reinvested distributions. Investment Professionals may be paid at a rate of up to 1.00% of the purchase price at the time of purchase.


                                                                                       SALES CHARGE          DEALER
                                                                     SALES CHARGE        AS A % OF        REALLOWANCE
                                                     YOUR             AS A % OF          YOUR NET          AS A % OF
                                                  INVESTMENT        OFFERING PRICE   INVESTMENT AMOUNT   OFFERING PRICE
                                             Up to $100,000              4.50%             4.71%              4.05%
                                             --------------------------------------------------------------------------
                                             $100,000 but less
                                             than $250,000               3.50%             3.63%              3.15%
                                             --------------------------------------------------------------------------
                                             $250,000 but less
                                             than $500,000               2.25%             2.30%              2.03%
                                             --------------------------------------------------------------------------
                                             $500,000 and above*         0.00%*            0.00%*             0.00%*

  SHAREHOLDER INFORMATION
                          [ICON]

                                DISTRIBUTION ARRANGEMENTS/SALES CHARGES
                                CONTINUED
   CALCULATION OF SALES CHARGES
   CLASS B SHARES
   Class B shares are offered at
   NAV, without any up-front
   sales charges. However, if you
   sell Class B shares of a Fund
   before the sixth anniversary
   of their purchase, you will
   pay a contingent deferred
   sales charge ("CDSC"). The
   CDSC will be based upon the
   lesser of the offering price
   at the time of purchase or the
   NAV at the time the shares are
   sold (the "Dollar Amount
   Subject To Charge") according

   to the following schedule:

                                                                      YEARS              CDSC AS A % OF
                                                                      SINCE              DOLLAR AMOUNT
                                                                    PURCHASE           SUBJECT TO CHARGE
                                                                       0-1                   5.00%
                                                                       1-2                   4.00%
                                                                       2-3                   3.00%
                                                                       3-4                   3.00%
                                                                       4-5                   2.00%
                                                                       5-6                   1.00%
                                                                   more than 6                None

   In the event you sell only a portion of your shares, Class B shares not subject to a CDSC (i.e., shares purchased with reinvested dividends) will be sold first, followed by shares subject to the lowest CDSC (typically shares held for the longest time).

   The Distributor pays a commission of 4.00% of the original purchase price at the time of purchase to investment representatives who sell Class B shares of the Funds.

   CONVERSION FEATURE--CLASS B SHARES

   - Class B shares will automatically convert to Class A shares of the same Fund after eight years.
   - Conversion periods are measured from the end of the month in which the Class B shares were purchased.
   - After conversion, your shares will be subject to the lower distributions and shareholder servicing fees charged on Class A shares.
   - You will not pay any sales charge or fees for conversion of shares, nor will the transaction be subject to federal income tax.
   - Because the share price of the Class A shares may be higher than that of the Class B shares at the time of conversion, you may receive fewer Class A shares; however, the dollar value will be the same.
   - If you have exchanged Class B shares of one Fund for Class B shares of another, the time you held the shares in each Fund will be added together for purposes of calculating the six- and eight-year time periods.

  SHAREHOLDER INFORMATION
                          [ICON]

                                DISTRIBUTION ARRANGEMENTS/SALES CHARGES
                                CONTINUED
   SALES CHARGE REDUCTIONS
   CLASS A SHARES
   The investor must, at the time of purchase, give the Transfer Agent or the Distributor sufficient information, including identification of all share accounts to be considered in determining sales charge reductions or waivers, to permit confirmation of the qualification.

   You may qualify for reduced sales charges in the following cases:
--------------------------------------------------------------------------------

   LETTER OF INTENT


   You may purchase Class A shares of the Funds over a 13-month period and receive the same sales charge as if all shares had been purchased at one time. The applicable sales charge will be determined in accordance with the total amount to be invested. All shares of the Funds previously purchased and still beneficially owned by the investor may, upon written notice to the Transfer Agent, also be included at the current NAV to reach the above minimums. A Letter of Intent may be executed by checking the appropriate box on the Account Registration Form. (See "Letter of Intent" contained in the SAI.)

--------------------------------------------------------------------------------

   RIGHTS OF ACCUMULATION

   You may add the value of any Class A shares you already own to the amount of your next purchase of Class A shares for purposes of calculating the sales charge at the time of purchase.
--------------------------------------------------------------------------------

   COMBINATION PRIVILEGE

   You can combine Class A shares of both Funds for purposes of calculating the sales charge. You may also combine the total investments from the accounts of household members of your immediate family (spouse and children under 21) for a reduced sales charge at the time of purchase.

  SHAREHOLDER INFORMATION
                          [ICON]

                                DISTRIBUTION ARRANGEMENTS/SALES CHARGES
                                CONTINUED

   SALES CHARGE WAIVERS
   CLASS A SHARES

   Sales Charge Waivers apply for the following investors:

     - Investors purchasing shares of the Funds through reinvestment of dividends and distributions by the Funds.

     - A Trustee or officer of the Trust, or the immediate families (i.e., the spouse or any children) of such persons.

     - Any full-time employee or registered representative of broker-dealers having dealer agreements with the Distributor ("Selling Broker") and their immediate families (or any trust, pension, profit-sharing or other benefit plan for such persons).

     - Other investment companies, the securities of which are also distributed by BISYS Fund Services, The BISYS Group, Inc. or other affiliated companies.

     - Directors, trustees, employees, and family members of the Adviser or "Affiliated Providers;"* or trade organizations to which the Adviser or the Administrator belong.

     - Any Union Central Life separate account used to Fund tax-qualified variable annuity contracts; a director, officer, full-time employee or sales representative of Union Central Life or any of its affiliates, or the Distributor or any of its affiliates; the immediate families of such persons; or any trust, pension, profit-sharing or other benefit plan for such persons.

     - A registered investment adviser purchasing for discretionary accounts, provided such registered adviser executes a Fund load waiver agreement which specifies certain aggregate minimum and operating provisions. This waiver is available only for shares purchased directly from the Distributor, without a broker, and is unavailable if the registered adviser is part of an organization principally engaged in the brokerage business.

     - Investors who purchase shares for trust or other advisory accounts established with the Adviser or its affiliate.

     - Investors who reinvest a distribution from a deferred compensation plan, agency, trust, or custody account that was maintained by the Adviser and its affiliates or invested in any Fund.

     - Investors who reinvest shares from another mutual Fund complex within 90 days after redemption, if they paid a sales charge of more than 2.25% for those shares.

     - Investment representatives who purchase Fund shares for fee-based investment products or accounts, and selling brokers and their sales representatives.


     - For purchases made in connection with 401(k) plans, 403(b) plans and other employer-sponsored qualified retirement plans, "wrap" type programs, non-transactional fee fund programs, fund "supermarket" programs, and programs offered by fee-based financial planners and other types of financial institutions (including omnibus service providers), the applicable sales charge may be waived. Transactions made through these programs may be subject to limitations or conditions and transaction fees or certain other fees imposed by the planner, broker or other financial institutions offering the program.


   * Affiliated Providers are affiliates and subsidiaries of the Adviser, and any organization that provides services to the Fund.

  SHAREHOLDER INFORMATION
                          [ICON]

                                DISTRIBUTION ARRANGEMENTS/SALES CHARGES
                                CONTINUED


   In addition, no sales charge will be assessed in connection with certain exchange arrangements made with two no-load money market portfolios and the Funds described below under "Shareholder Information -- Exchange Privilege."


   A single omnibus account held of record by a broker-dealer maintaining a supermarket plan is deemed a single account for purposes of the sales charge breakpoint amounts stated in the table at the top of page 23 and may qualify for reduced sales charges. As a result, shares purchased through such a plan may pay no sales charges.

   SALES CHARGE WAIVERS
   CLASS B SHARES

   The CDSC will be waived for the following redemptions:

     - Distribution from retirement plans if the distributions are made:

        - to the extent that the redemption represents a minimum required distribution from an Individual Retirement Account or other qualifying retirement plan to a shareholder who has attained the age of 70 1/2 or;

        - following the death or disability of the participant or beneficial owner.

     - Redemptions from accounts other than retirement accounts following the death or disability of the shareholder;

     - Returns of excess contributions to retirement plans; and

     - Shares issued in a plan of reorganization sponsored by the Adviser, or shares redeemed involuntarily in a similar situation.

   DISTRIBUTION AND SERVICE (12b-1) FEES

   Each Fund pays annual fees as a percentage of the net assets of the Fund, which are called 12b-1 fees. 12b-1 fees are paid to the Distributor as compensation for its services and expenses relating to the sale and distribution of the Fund's shares and the provision of shareholder services. The Distributor in turn pays all or part of the 12b-1 fee to investment representatives for these purposes. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

   The 12b-1 fees vary by share class as follows:

     - Class A shares pay a 12b-1 fee of 0.25% of the average daily net assets of the Class A shares of the Fund.

     - Class B shares pay a 12b-1 fee of 1.00% of the average daily net assets of the Class B shares of the Fund. This will cause expenses for Class B shares to be higher and dividends to be lower than for Class A shares. The Distributor may use up to 0.25% of the fees for shareholder servicing and up to 0.75% for distribution activities.

                                                               QUESTIONS?
                                                          Call 800-272-3442 or
                                                                  your
                                                               investment
                                                            representative.

  SHAREHOLDER INFORMATION
                          [ICON]

                                SERVICES FOR FUND INVESTORS

   As a shareholder of the Fund(s), you can take advantage of other privileges. You can set up most of these services with your application or by calling 1-800-272-3442.
   AUTOMATIC INVESTMENT PLAN

   You can make automatic investments into the Funds on a monthly or quarterly basis by checking the Automatic Investment Plan box on the Account Application. A minimum investment of $500 is required. Automatic withdrawals from your bank account in an amount of $50 or more will be invested in the class of shares of a Fund that you designate. You can set up the Automatic Investment Plan by providing your bank account information and following the instructions on your Account Registration Form.

   EXCHANGE PRIVILEGE

   The Exchange Privilege permits you to sell your shares for the shares of the same class of another Fund within the Trust without paying additional sales charges. No transaction fees are charged for the exchanges. The minimum investment requirements for the Fund must be met at the time of your exchange. Exchanges are subject to the following conditions:


   - Class A shares of a Fund may be exchanged for shares of two no-load money market portfolios of the Mercantile Mutual Funds (formerly known as The ARCH Fund, Inc.), namely, the Mercantile Money Market Portfolio and the Mercantile Treasury Money Market Portfolio (the "Money Market Funds"), and for Class A shares of the other Fund of the Trust. The Mercantile Mutual Funds is an investment company for which BISYS Fund Services also serves as the distributor. Since shares of the Money Market Funds may be purchased at no load, purchases of shares of the Fund made by redeeming shares of the Money Market Funds will be subject to the sales charge applicable to an initial purchase of shares of the Fund (see "Shareholder
     Information -- Distribution Arrangements/Sales Charges"). However, shareholders exchanging shares of the Money Market Funds that were acquired through a previous exchange of shares of the Fund on which a sales charge was paid (or would have been paid, if not for the purchase amount of $500,000 or more) will not be required to pay an additional sales charge upon exchange of those shares into shares of the Fund.


   - Shareholders exchanging shares for shares of the other Fund on which a sales charge was paid (or would have been paid, if not for the purchase amount of $500,000 or more) will not be required to pay an additional sales charge upon exchange of those shares into shares of the Fund. Under these circumstances, the shareholder must notify the Distributor that a sales charge was originally paid (or would have been paid, if not for the purchase amount of $500,000 or more) and provide the Distributor with sufficient information to permit confirmation of the shareholder's right not to pay a sales charge.

  SHAREHOLDER INFORMATION
                          [ICON]

                                SERVICES FOR FUND INVESTORS
                                CONTINUED

   The Exchange Privilege may be changed or eliminated at any time upon 60 days notice to shareholders. Exchanges may be made by a written request by using the Trust's Exchange Request Form, or by phone, by calling 1-800-272-3442.

   AUTOMATIC WITHDRAWAL PLAN

   The Automatic Withdrawal Plan allows you to redeem shares from the Fund(s). You, or the person you designate will receive monthly or quarterly payments. The minimum withdrawal amount is $100. You must have an account value of $10,000 or more to start withdrawals. The Automatic Withdrawal Plan is not available for Class B shares. Requests for this privilege made after the initial application require signature guarantees, unless the payments are to be made to you and mailed to the address of record on your account. No redemption will occur if the account balance falls below the amount required to meet the requested withdrawal amount.

   REINSTATEMENT PRIVILEGE

   The Reinstatement Privilege allows you to purchase shares, within 90 days of redemption, without a sales load. Under this plan you may purchase only the amount of redemption proceeds that you received. You must submit a written reinstatement request, along with the payment to the Fund's Transfer Agent within 90 days of the trade date of the redemption. To receive a Reinstatement Request Form call 1-800-272-3442.

   CONFIRMATION OF SHARE TRANSACTIONS & DIVIDEND PAYMENTS

   Every shareholder will receive a confirmation of each new transaction in their account. The Trust will confirm all account activity and shareholders may rely on these statements in lieu of stock certificates.

                                                               QUESTIONS?
                                                          Call 800-272-3442 or
                                                                  your
                                                               investment
                                                            representative.

  SHAREHOLDER INFORMATION
                          [ICON]

                                DIVIDENDS, DISTRIBUTIONS AND TAXES

   DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS

   The Fund declares and pays income dividends monthly. If the Fund has net capital gains (after subtracting any capital losses) they are declared and paid at least annually. Dividend and capital gain distributions are reinvested in additional shares unless you select another option on your Account Registration Form.


   If you invest in a Fund shortly before the record date of a distribution, the distribution will lower the value of the Fund's shares by the amount of the distribution and you will receive a part of your investment back in the form of a taxable distribution.


   TAX INFORMATION


   In general, Fund distributions are taxable to you as either ordinary income or capital gain. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Capital gain dividends paid by the Fund are taxable to you as long-term capital gain no matter how long you have owned your shares.



   By law, a Fund must withhold 31% of your taxable distributions and redemption proceeds if you do not provide your correct certified social security or taxpayer identification number and also certify that you are not subject to backup withholding, or if the IRS instructs the Fund to do so.


   Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.


   When you sell your shares of a Fund, you may have a capital gain or loss. For tax purposes, an exchange of your Fund shares for shares of a different Fund within the Trust or shares of the Money Market Funds is the same as a sale.



   Fund distributions and gain from the sale or exchange of your shares generally will be subject to state and local tax. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in the Fund.


                                                               QUESTIONS?
                                                          Call 800-272-3442 or
                                                                  your
                                                               investment
                                                            representative.

  MANAGEMENT OF THE FUNDS
                          [ICON]

   In the following sections, the percentages shown are the percentages of the average daily net assets of each Fund paid on an annual basis for the advisory services described. The SAI has more detailed information about the Investment Adviser and other service providers.

                                   INVESTMENT ADVISER

   First Summit Capital Management ("FSCM" or the "Adviser"), a joint venture having its principal offices at 312 Elm St., Suite 2525, Cincinnati, Ohio 45202, is the investment adviser to the Funds. FSCM was organized on January 4, 1994, principally for purposes of sponsoring and managing the Trust pursuant to a Joint Venture Agreement (the "Joint Venture Agreement") between Summit Investment Partners, Inc. ("Summit"), formerly Carillon Advisors, Inc., an Ohio corporation, and Freeman Holding Company, Inc. ("Freeman"), a Delaware corporation.



   Portfolio Manager -- Since the inception of the Funds, May 21, 1996, for the High Yield Fund, and December 31, 1997, for the Emerging Markets Fund, Steven
   R. Sutermeister has been primarily responsible for the day-to-day management of the Funds' investment portfolios. The portfolio manager has extensive experience in managing high yield investment portfolios. Mr. Sutermeister has been a Representative of FSCM since its organization in January 1994, has been a Vice President and Director of the Fixed Income Group of Summit since September, 1990, and has also been a Managing Partner of Summit Investment Partners, LLC, the Funds' investment sub-adviser, since November 16, 1998. In these capacities, Mr. Sutermeister oversees the management of over $4 billion in fixed income assets as of August 31, 2000, and is personally responsible for the investment of over $800 million in high yield assets as of August 31, 2000, for various clients.


                                   ADVISORY AGREEMENT

   The Adviser serves pursuant to an Investment Advisory Agreement with the Trust dated June 27, 1994, as amended and restated December 16, 1997 (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser, subject to the supervision of the Trustees, provides a continuous investment program for the Fund, including investment research and management with respect to all securities, investments and cash equivalents, in accordance with the Fund's investment objective, policies and restrictions as set forth in this prospectus, the SAI and the resolutions of the Trustees. The Adviser is responsible for effecting all security transactions on behalf of the Fund, including the allocation of principal business and portfolio brokerage and the negotiation of commissions. The Adviser also maintains books and records with respect to the securities transactions of the Fund and furnishes to the Trustees such periodic or other reports as the Trustees may request.

   During the term of the Advisory Agreement, the Adviser pays all expenses incurred by it in connection with its activities thereunder except the cost of securities (including brokerage commissions, if any) purchased for the Fund. The advisory services furnished by the Adviser under the Advisory Agreement are not exclusive, and the Adviser is free to perform similar services for others.

  MANAGEMENT OF THE FUNDS
                          [ICON]

                                   ADVISORY FEE
   HIGH YIELD FUND -- As full
   compensation for services
   furnished to the High Yield Fund
   and expenses of the Fund assumed
   by the Adviser, the Adviser is
   entitled to receive from the
   Fund an advisory fee which
   increases or decreases based on
   the total return investment
   performance of the Fund for the
   prior twelve-month period
   relative to the percentage
   change in the Salomon Brothers
   High Yield Market Index (the
   "Index") for the same period
   (the "Index Return").
   The advisory fee is paid monthly
   at an annual rate that varies
   between 0.35% and 1.15% of the
   High Yield Fund's average daily
   net assets. The advisory fee is
   structured so that it will be
   0.75% of the Fund's average
   daily net assets if the Fund's
   investment performance for the
   preceding twelve months (net of
   all fees and expenses, including
   the advisory fee) equals the
   Index Return. The advisory fee
   increases or decreases from the
   "fulcrum fee" of 0.75% by 4% of
   the difference between the
   Fund's investment performance
   during the preceding twelve
   months and the Index Return during that period, up to the maximum fee of 1.15% of average daily net assets or down to the minimum fee of 0.35%. The table shows examples of the advisory fees that would be applicable at the stated levels of the Fund's performance relative to the Index Return for a particular twelve-month period:


   For the fiscal year ended May 31, 2000, the Adviser received an investment advisory fee of $182,407 (0.46%), following certain waivers. Absent the waivers undertaken by the Adviser, the Adviser would have been entitled to receive an advisory fee of $210,278 (0.53%), based on the Fund's performance for the fiscal year ended May 31, 2000, pursuant to the performance schedule above. Under the provisions of the Advisory Agreement, the Adviser is entitled to receive each month one-twelfth of the performance fee computed for the preceding twelve-month period. The Adviser has made a contractual commitment as of March 31, 1999 to waive all or a portion of its advisory fee or to assume as its own expense certain expenses otherwise payable by the Fund so as to limit the Fund's total annual fund operating expenses to 1.60% for the Class A shares and 2.35% for the Class B shares of the Fund.


                                                                                                       ADVISORY FEE
                                                                                                         (AS % OF
                                                                                                         AVERAGE
                                                                     FUND PERFORMANCE                   DAILY NET
                                                                (NET OF FEES AND EXPENSES)               ASSETS)
                                                     Index Return + 10 percentage points or more           1.15%
                                                     Index Return + 9                                      1.11
                                                     Index Return + 8                                      1.07
                                                     Index Return + 7                                      1.03
                                                     Index Return + 6                                      0.99
                                                     Index Return + 5                                      0.95
                                                     Index Return + 4                                      0.91
                                                     Index Return + 3                                      0.87
                                                     Index Return + 2                                      0.83
                                                     Index Return + 1                                      0.79
                                                     Index Return   0                                      0.75
                                                     Index Return - 1                                      0.71
                                                     Index Return - 2                                      0.67
                                                     Index Return - 3                                      0.63
                                                     Index Return - 4                                      0.59
                                                     Index Return - 5                                      0.55
                                                     Index Return - 6                                      0.51
                                                     Index Return - 7                                      0.47
                                                     Index Return - 8                                      0.43
                                                     Index Return - 9                                      0.39
                                                     Index Return - 10 percentage points or more           0.35

  MANAGEMENT OF THE FUNDS
                          [ICON]

                                 ADVISORY FEE
                                 CONTINUED

   The advisory fee paid by the High Yield Fund may exceed the advisory fees paid by most other investment companies, even if the investment performance of the Fund is less than the Index Return. In addition, the "fulcrum fee" of 0.75% is higher than the fees paid by most other investment companies, although it is not necessarily higher than the fees paid by most fund portfolios having the same investment objective and policies as the Fund. Investors may pay higher advisory fees under the performance arrangement even though the Fund's performance may have declined. For example, if the market declined and the Index dropped by 27 percentage points, and the Fund's performance declined by 17 percentage points, the Adviser would be entitled to be paid by the Fund the maximum advisory fee, absent any contractual waivers.


   EMERGING MARKETS FUND -- As full compensation for services furnished to the Emerging Markets Fund and expenses of the Fund assumed by the Adviser, the Adviser is entitled to receive from the Fund monthly an advisory fee at an annual rate of 0.75% of the Fund's average daily net assets. The advisory fee is paid monthly. However, the Adviser has made a contractual commitment as of March 31, 1999 to waive all or a portion of its advisory fee, or to assume as its own expense certain expenses otherwise payable by the Fund so as to limit the Fund's total annual fund operating expenses to 2.00% for the Class A shares and 2.75% for the Class B shares of the Fund. For the fiscal year ended May 31, 2000, the Adviser received an investment advisory fee of $145,355 (0.62%), following certain waivers. Absent the waivers undertaken by the Adviser, the Adviser would have been entitled to receive an advisory fee of $174,585 (0.75%).


                                    SUB-ADVISER

   Summit Investment Partners, LLC (the "Sub-Adviser"), organized as an Ohio limited liability company with offices at 312 Elm Street, Suite 2525, Cincinnati, Ohio 45202, is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Sub-Adviser is a division of Union Central Life.


                              SUB-ADVISORY AGREEMENT
   The Sub-Adviser serves pursuant to an Investment Sub-Advisory Agreement with the Adviser dated September 18, 1996, as amended (the "Sub-Advisory Agreement"). Under the Sub-Advisory Agreement, the Sub-Adviser provides, subject to the Adviser's direction, a portion of the investment advisory services for which the Adviser is responsible pursuant to the Advisory Agreement relating to each Fund. The Sub-Adviser provides investment research and advice with respect to securities, investments and cash equivalents in each Fund. Research services provided by the Sub-Adviser include information, analytical reports, computer screening studies, statistical data and factual resumes pertaining to portfolio securities. Such supplemental research may be subject to additional analysis by the Adviser. The Board of Trustees of the Trust approved an amendment of the Sub-Advisory Agreement to reflect the changes in the investment sub-adviser of the Trust described above.

  MANAGEMENT OF THE FUNDS
                          [ICON]


                           DISTRIBUTOR AND ADMINISTRATOR


   BISYS Fund Services is the Trust's distributor and administrator.


                               SHAREHOLDER INQUIRIES

   Please direct any questions or requests that you may have concerning the Trust or your Fund account by writing to Summit Investment Trust, 3435 Stelzer Road, Columbus, OH 43219, or by calling the Trust at 1-800-272-3442.

  OTHER INFORMATION ABOUT THE FUNDS
                                    [ICON]

                                          FINANCIAL HIGHLIGHTS

   The following table provides financial highlights for the Funds for each of the periods presented. The Funds' financial highlights for each of the periods presented have been audited by PricewaterhouseCoopers LLP, independent auditors, whose unqualified report thereon is included in the SAI. The Funds' financial statements, notes to financial statements and report of independent accountants are included in the SAI as well as in the Funds' Annual Report to Shareholders (the "Annual Report"). Additional performance information for the Funds is included in the Annual Report. The Annual Report and the SAI are available at no cost from the Fund at the address and telephone number noted on the back cover page of this Prospectus. The following information should be read in conjunction with the financial statements and notes thereto.

   SUMMIT HIGH YIELD FUND
   For a unit of beneficial interest outstanding for each period


                                                                          A SHARES
                                          ------------------------------------------------------------------------
                                            FOR THE        FOR THE        FOR THE        FOR THE        FOR THE
                                           YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
                                          MAY 31, 2000   MAY 31, 1999   MAY 31, 1998   MAY 31, 1997   MAY 31, 1996
  NET ASSET VALUE, BEGINNING OF PERIOD      $  8.79        $ 10.99        $ 11.32        $ 11.05        $ 10.11
  ----------------------------------------------------------------------------------------------------------------
  INVESTMENT ACTIVITIES:
    Net investment income                      0.82           0.95           1.01           0.99           1.01
    Net realized and unrealized gains
      (losses) on investments                 (0.84)         (1.89)          0.70           0.90           0.95
  ----------------------------------------------------------------------------------------------------------------
          Total from Investment
            Activities                        (0.02)         (0.94)          1.71           1.89           1.96
  ----------------------------------------------------------------------------------------------------------------
  DISTRIBUTIONS:
    Net investment income                     (0.82)         (0.97)         (1.01)         (0.99)         (1.01)
    In excess of net investment income           --             --             --          (0.13)            --
    Net realized gains                           --          (0.29)         (1.03)         (0.50)         (0.01)
  ----------------------------------------------------------------------------------------------------------------
          Total Distributions                 (0.82)         (1.26)         (2.04)         (1.62)         (1.02)
  ----------------------------------------------------------------------------------------------------------------
  NET ASSET VALUE, END OF PERIOD            $  7.95        $  8.79        $ 10.99        $ 11.32        $ 11.05
  ----------------------------------------------------------------------------------------------------------------
          Total Return (excludes sales
            charges)                          (0.22)%        (8.45)%        16.17%         18.15%         20.34%
  RATIOS TO AVERAGE NET
    ASSETS/SUPPLEMENTAL DATA:
    Net Assets at end of period (000)       $33,475        $47,325        $55,643        $34,707        $28,628
    Expenses before waivers                    1.74%          1.71%          2.03%          2.32%          2.24%
    Net investment income before waivers       9.58%          9.86%          8.38%          8.01%          8.78%
    Expenses net of waivers                    1.60%          1.60%          1.60%          1.60%          1.60%
    Net investment income net of waivers       9.72%          9.97%          8.81%          8.73%          9.42%
    Portfolio turnover (a)                   105.29%        176.06%        518.74%        271.68%        187.61%



   (a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of the shares issued.

  OTHER INFORMATION ABOUT THE FUNDS
                                    [ICON]

                                          FINANCIAL HIGHLIGHTS
                                          CONTINUED
   SUMMIT HIGH YIELD FUND
   For a unit of beneficial interest outstanding for each period


                                                                    B SHARES
                                                         -------------------------------
                                                           FOR THE           FOR THE
                                                          YEAR ENDED      PERIOD ENDED
                                                         MAY 31, 2000    MAY 31, 1999(A)
  NET ASSET VALUE, BEGINNING OF PERIOD                     $  8.78           $  9.10
  INVESTMENT ACTIVITIES:
    Net investment income                                     0.76              0.53
    Net realized and unrealized gains (losses) on
      investments                                            (0.84)             0.02
          Total from Investment Activities                   (0.08)             0.55
  DISTRIBUTIONS:
    Net investment income                                    (0.76)            (0.58)
    Net realized gains                                          --             (0.29)
          Total Distributions                                (0.76)            (0.87)
  NET ASSET VALUE, END OF PERIOD                           $  7.94           $  8.78
          Total Return (excludes sales charges)              (0.85)%            6.20%(b)
  RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA:
    Net Assets at end of period (000)                      $   265           $   372
    Expenses before waivers                                   2.47%             2.31%(c)
    Net investment income before waivers                      8.86%             9.02%(c)
    Expenses net of waivers                                   2.35%             2.22%(c)
    Net investment income net of waivers                      8.98%             9.11%(c)
    Portfolio turnover (d)                                  105.29%           176.06%


   (a) Period from commencement of operations (October 8, 1998).

   (b) Not annualized.

   (c) Annualized.

   (d) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of the shares issued.

  OTHER INFORMATION ABOUT THE FUNDS
                                    [ICON]

                                         FINANCIAL HIGHLIGHTS
                                         CONTINUED
   SUMMIT EMERGING MARKETS BOND FUND
   For a unit of beneficial interest outstanding for each period


                                                     A SHARES                                 B SHARES
                                   ---------------------------------------------   ------------------------------
                                     FOR THE        FOR THE          FOR THE         FOR THE          FOR THE
                                    YEAR ENDED     YEAR ENDED     PERIOD ENDED      YEAR ENDED     PERIOD ENDED
                                   MAY 31, 2000   MAY 31, 1999   MAY 31, 1998(A)   MAY 31, 2000   MAY 31, 1999(B)
  NET ASSET VALUE,
  BEGINNING OF PERIOD                $  7.28        $  9.87          $ 10.00         $  7.28          $ 5.94
  INVESTMENT ACTIVITIES:
    Net investment income               0.76           0.99             0.35            0.71            0.62
    Net realized and unrealized
      gains (losses) on
      investments                      (0.29)         (2.54)           (0.15)          (0.31)           1.39
          Total from Investment
            Activities                  0.47          (1.55)            0.20            0.40            2.01
  DISTRIBUTIONS:
    Net investment income              (0.77)         (1.00)           (0.33)          (0.71)          (0.63)
    Net realized gains                    --          (0.04)              --              --           (0.04)
          Total Distributions          (0.77)         (1.04)           (0.33)          (0.71)          (0.67)
  NET ASSET VALUE, END OF PERIOD     $  6.98        $  7.28          $  9.87         $  6.97          $ 7.28
          Total Return (excludes
            sales charges)              6.37%        (14.86)%           2.01%(c)        5.47%          35.12%(c)
  RATIOS TO AVERAGE NET ASSETS /
    SUPPLEMENTAL DATA:
    Net Assets at end of period
      (000)                          $22,003        $22,237          $25,879         $     2          $    1
    Expenses before waivers             2.18%          2.18%            2.20%(d)        2.93%           2.94%(d)
    Net investment income before
      waivers                          10.06%         13.13%            8.47%(d)        9.29%          13.26%(d)
    Expenses net of waivers             2.00%          2.00%            2.00%(d)        2.75%           2.75%(d)
    Net investment income net of
      waivers                          10.24%         13.31%            8.67%(d)        9.47%          13.43%(d)
    Portfolio turnover (e)             25.18%         37.83%           85.69%          25.18%          37.83%


   (a) Period from commencement of operations (December 31, 1997).

   (b) Period from commencement of operations (October 8, 1998).

   (c) Not annualized.

   (d) Annualized.

   (e) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing between the classes of the shares issued.
                                                               QUESTIONS?
                                                          Call 800-272-3442 or
                                                                  your
                                                               investment
                                                            representative.

                     (This page intentionally left blank.)

                     (This page intentionally left blank.)

   For investors who want more information about the Funds, the following documents are available upon request:

   ANNUAL & SEMI-ANNUAL REPORTS:

   Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

   STATEMENT OF ADDITIONAL INFORMATION (SAI):
   The SAI provides more detailed information about the Funds and is incorporated into this prospectus by reference.

   You can receive free copies of reports and SAI, request other information and discuss your questions about the Funds by contacting a broker or bank that sells the Funds, or by contacting the Funds directly at:

                              SUMMIT INVESTMENT TRUST

                              3435 STELZER ROAD

                              COLUMBUS, OHIO 43219

                              TELEPHONE: 1-800-272-3442

                              E-MAIL: INVEST.SERV@SUMMITFUNDS.COM


                              INTERNET: HTTP://WWW.SUMMITMUTUALFUNDS.COM


   You can review the Funds' reports and SAIs at the Public Reference Room of the SEC. You can receive text-only copies:


     - For a fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-6009 or calling 1-202-942-8090


     - Free from the SEC's Internet Website at http://www.sec.gov.

   (Investment Company Act file no. 811-8406)

                             SUMMIT INVESTMENT TRUST

                                  (THE "TRUST")

                      3435 STELZER ROAD COLUMBUS, OH 43219

                                1-800-272-3442

                       STATEMENT OF ADDITIONAL INFORMATION

                             SUMMIT HIGH YIELD FUND

                        SUMMIT EMERGING MARKETS BOND FUND



                  This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the prospectus, dated September 30, 2000, for the Summit High Yield Fund and the Summit Emerging Markets Bond Fund, dated September 30, 2000. The prospectus may be obtained without charge by writing to Summit Investment Trust, 3435 Stelzer Road, Columbus, OH 43219 or by calling 1-800-272-3442.



                   The date of this SAI is September 30, 2000.

                      TABLE OF CONTENTS
                                                             PAGE
                                                             ----
GENERAL INFORMATION ........................................   1


INVESTMENT OBJECTIVES AND POLICIES .........................   1


RISK FACTORS ...............................................   3


INVESTMENT PROGRAMS ........................................   5
  INVESTMENT IN DEBT SECURITIES ............................   5
  CORPORATE DEBT SECURITIES ................................   5
  U.S. GOVERNMENT OBLIGATIONS ..............................   6
  U.S. GOVERNMENT AGENCY SECURITIES ........................   6
  BANK OBLIGATIONS .........................................   6
  ASSET-BACKED SECURITIES, INCLUDING
       MORTGAGE-BACKED SECURITIES ..........................   6
  COLLATERALIZED MORTGAGE OBLIGATIONS ("CMOS") .............   9
  STRIPPED MORTGAGE-BACKED SECURITIES ......................  10
  ZERO-COUPON AND PAY-IN-KIND BONDS ........................  11
  CONVERTIBLE BONDS ........................................  11
  DEPOSITARY RECEIPTS ......................................  12
  REPURCHASE AGREEMENTS ....................................  12
  PRIVATE PLACEMENTS (RESTRICTED SECURITIES) ...............  12
  FOREIGN SOVEREIGN DEBT SECURITIES ........................  13
  FOREIGN SECURITIES .......................................  15
  FOREIGN CURRENCY TRANSACTIONS ............................  16
  WARRANTS .................................................  18
  LENDING OF PORTFOLIO SECURITIES ..........................  19
  LOAN PARTICIPATIONS AND ASSIGNMENTS ......................  19
  SHORT SALES ..............................................  20
  FUTURES CONTRACTS ........................................  21
  INTEREST RATE AND STOCK INDEX FUTURES ....................  22
  SPECIAL RISKS OF FUTURES CONTRACTS .......................  23
  OPTIONS ..................................................  26
  HYBRID INSTRUMENTS .......................................  32
  TEMPORARY INVESTMENTS ....................................  32

INVESTMENT RESTRICTIONS ....................................  32

  HIGH YIELD FUND ..........................................  32
  EMERGING MARKETS FUND ....................................  35

MANAGEMENT OF THE TRUST ....................................  37

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES ........  41


INVESTMENT ADVISORY SERVICES ...............................  42


MANAGEMENT-RELATED SERVICES ................................  47

  BISYS SERVICE AGREEMENTS .................................  47
  ADMINISTRATOR ............................................  47
  FUND ACCOUNTANT ..........................................  48
  TRANSFER AGENT ...........................................  49

DISTRIBUTION PLAN ..........................................  50

  THE DISTRIBUTOR ..........................................  51

PORTFOLIO TRANSACTIONS .....................................  52


PORTFOLIO TURNOVER .........................................  55


CAPITAL STOCK ..............................................  55


PRICING OF SECURITIES ......................................  56


DIVIDENDS ..................................................  57


TAX STATUS .................................................  57


INVESTMENT PERFORMANCE .....................................  59

  YIELD INFORMATION ........................................  59
  TOTAL RETURN PERFORMANCE .................................  60

GENERAL ....................................................  62

  REPURCHASE OF SHARES .....................................  62
  PAYMENT FOR SHARES PRESENTED .............................  62
  UNDELIVERABLE REDEMPTION CHECKS ..........................  62
  SALES CHARGE REDUCTION AND WAIVERS FOR CLASS A SHARES ....  63
  EXCHANGE PRIVILEGE .......................................  63
  REDEMPTION IN KIND .......................................  64
  CUSTODIAN ................................................  64
  INDEPENDENT ACCOUNTANTS ..................................  64

FINANCIAL INFORMATION ......................................  65

                               GENERAL INFORMATION

         The Trust was organized as a business trust under the laws of the Commonwealth of Massachusetts on March 8, 1994. This SAI relates to the Summit High Yield Fund (the "High Yield Fund") and the Summit Emerging Markets Bond Fund (the "Emerging Markets Fund"). As used in this SAI, the High Yield Fund and the Emerging Markets Fund are collectively the "Funds," and individually a "Fund." Each Fund is a separate investment portfolio or series of the Trust. See "Capital Stock" in this SAI. Each Fund is an open-end, management investment company. The High Yield Fund is a diversified series, and the Emerging Markets Fund is a nondiversified series, of the Trust.

         The Funds are designed for purchase by retail investors, and to meet the specific and unique needs of very high net worth individuals and institutional investors, such as: plan sponsors of both public and corporate defined benefit, defined contribution, profit-sharing, 401(k) and other savings and/or retirement type plans; endowments, foundations and other eleemosynary institutions; banks and trust companies; investment advisory and asset management firms; third-party non-transactional fee fund programs; and other similar types of institutions and/or programs, either investing directly for their own accounts or for the accounts of others.



                       INVESTMENT OBJECTIVES AND POLICIES


         The following information supplements the discussion of the Funds' investment objectives and policies. No material change in a Fund's investment objective will be made without obtaining shareholder approval. Unless otherwise specified, the investment programs and restrictions and the operating policies of the Funds are not fundamental policies and are subject to change by the Board of Trustees of the Trust (the "Trustees") without shareholder approval. The fundamental policies of each Fund may not be changed without the approval of at least a majority of the outstanding shares of the Fund or, if it is less, 67% of the shares of the Fund represented at a meeting of shareholders at which the holders of 50% or more of the shares of the Fund are represented.



                              INVESTMENT OBJECTIVES

         The High Yield Fund's investment objective is to provide a high level of income and, secondarily, capital appreciation. The Emerging Markets Fund's investment objective is to provide high income and capital appreciation. The share price and yield of each Fund will fluctuate with changing market conditions, and your investment may be worth more or less when redeemed than when purchased. The Funds should not be relied upon as a complete investment program, nor used to play short-term swings in the bond market. The Funds' high yields are a reflection of the added risk associated with high yield, high risk bonds, in the case of both Funds, and of emerging markets securities, in the case of the Emerging Markets Fund, and are not necessarily indicative of the total return you will receive on your investment. The Funds cannot guarantee that they will achieve their objectives. The terms "fixed income securities" and "debt securities" are used interchangeably in the prospectuses and this SAI.

         The High Yield Fund will invest its assets in a widely diversified portfolio consisting primarily of high yield, high risk bonds, loan participations, convertible securities and preferred stocks. Under normal circumstances, at least 65% of the High Yield Fund's total assets will be invested in high yield, high risk debt securities. In seeking to achieve its investment objective, the High Yield Fund may invest in companies which are believed to be under-valued or out-of-favor in the eyes of the investment community. Under-valued opportunities in bonds are usually found among distressed companies, or in less popular areas of the market. The latter might include bonds that are relatively illiquid, or those for which information is not widely available. Sometimes opportunities can arise from takeover situations where high-grade bonds have been substantially downgraded as companies add heavier debt loads.

         The Emerging Markets Fund will invest its assets in a portfolio consisting primarily of government and corporate debt securities of emerging market nations. An emerging market security is a security issued by a government, corporation or other issuer that, in the opinion of the Adviser, has one or more of the following characteristics: (1) the principal trading market of the security is an emerging market nation; (2) the primary revenue of the issuer (at least 50%) is generated from goods produced or sold, investment made, or services performed in an emerging market nation; (3) the corporation is organized under the laws of a particular emerging market nation; or (4) at least 50% of the assets of the issuer are situated in emerging market nations.

         Under normal circumstances, at least 65% of the Emerging Markets Fund's total assets will be invested in the securities of emerging market governments or companies located in emerging market nations. In seeking to achieve its investment objective, the Emerging Markets Fund will ordinarily invest in the securities of issuers located in at least three emerging market nations, which may be located in Asia, Europe, Latin America, Africa or the Middle East. As these markets change and other countries' markets develop, the Emerging Markets Fund expects the countries in which it invests to change. The Fund may, however, invest substantially all of its assets in the securities of only one country, including the United States, for temporary defensive purposes.

         Both Funds have no maturity limitations; however, each Fund's average maturity is expected to be in the range of 5-10 years, although it may vary if market conditions warrant. In addition, each Fund calculates its weighted average maturity based on final activity instead of call maturity or estimated average life (which factors in prepayments). Both Funds seek to invest in medium- and lower-quality bonds and may also purchase bonds in default if, in the opinion of the Funds' investment adviser, First Summit Capital Management ("FSCM" or the "Adviser"), there is significant potential for capital appreciation. When, in the opinion of the Adviser, changes in economic, financial, political or market conditions so warrant, the Funds may, for temporary defensive purposes, reduce their holdings in high yield securities and, in the case of the Emerging Markets Fund, in emerging market securities, and invest all or a portion of their assets in cash, high-grade fixed income securities or high-grade short term debt obligations, including certificates of deposit, commercial paper, notes, obligations issued or guaranteed by the U.S. government or any of its instrumentalities and repurchase agreements involving such government securities.

SEGREGATION PROCEDURES

         The Funds may engage in certain transactions that reguire segregation of assets. The Adviser, at the time of purchase will notify the Custodian that the Fund is designating either cash of certain securities that are currently held by the Fund to be held in a segregated account in accordance with the procedures adopted by the Board of Trustees of the Trust.

                                  RISK FACTORS



         Because of their investment policies, the Funds may not be suitable or appropriate for all investors. The Funds are designed for intermediate to long-term investors who can accept the risks entailed in seeking a high level of current income available from investments in intermediate to long-term, high yield, high risk, medium- and lower-quality, fixed-income securities (in the case of both Funds) and in emerging market securities (in the case of the Emerging Markets Fund). Consistent with an intermediate to long-term investment approach, investors in the Funds should not rely on the Funds for their short-term financial needs. The principal value of the lower-quality securities in which the Funds invest will be affected by interest rate levels, general economic conditions, specific industry conditions (in the case of the High Yield
Fund) and the creditworthiness of the individual issuer. In addition, the principal value of the lower-quality securities in which the Emerging Markets Fund invests will be affected by social, economic and political conditions of emerging market nations in which the Fund invests. Although the Funds seek to reduce risk by portfolio diversification, extensive credit analysis and attention to trends in the economy, industries and financial markets, such efforts will not eliminate all risk. There can, of course, be no assurance that the Funds will achieve these results.

SPECIAL RISKS OF INVESTING IN HIGH YIELD, HIGH RISK BONDS AND IN EMERGING MARKET SECURITIES

         The Funds' prospectus, in the sections entitled "Risk Factors -
Special Summary" (for the High Yield Fund), "Summary of Risks" (for the Emerging Markets Fund) and "Fund and Market Characteristics/Risk Factors," describe the special considerations and additional risk factors associated with each Fund's investments in lower-rated debt securities commonly referred to as "junk bonds," and investing abroad in emerging market nations (in the case of the Emerging Markets Fund).

         The economies, markets, and political structures of a number of the countries in which the Emerging Market Fund can invest do not compare favorably with the U.S. and other mature economies in terms of wealth and stability. Therefore, investments in these countries will be riskier and more subject to erratic and abrupt price movements. This is particularly true for emerging market nations.

         Some economies are less well developed, overly reliant on particular industries, and more vulnerable to the ebb and flow of international trade, trade barriers, and other protectionist or retaliatory measures. Certain countries have histories of political instability and upheaval that could cause their governments to act in a detrimental or hostile manner toward private enterprise or foreign investment. Actions such as nationalizing a company or industry, expropriating assets, or imposing punitive taxes could have a severe effect on security prices and impair the Fund's ability to repatriate capital or income. Significant external risks, including war, currently affect some countries.

         Additional factors which may influence the ability or willingness of a country to service debt include, but are not limited to, the country's cash flow situation, the availability of sufficient foreign exchange on the date payment is due, the relative size of the country's debt service burden to the economy as a whole, its government policy toward particular international agencies and any political restrictions that may be imposed.

HIGH YIELD/HIGH RISK SECURITIES

         Larger bond issues are evaluated by nationally recognized statistical rating organizations (each, an "NRSRO") such as Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's Ratings Group ("S&P") on the basis of the issuer's ability to meet all required interest and principal payments. The highest ratings are assigned to issuers perceived to be the best credit risks. The Adviser's research analysts also evaluate all portfolio holdings of the Fund, including those rated by an NRSRO. Other things being equal, lower-rated bonds generally have higher yields due to greater risk. High yield, high risk securities are those rated below "Baa" by Moody's or "BBB" by Standard & Poor's or those that are not rated but judged by the Adviser to be of comparable quality. While the Fund is permitted to purchase defaulted bonds, the Adviser will acquire such securities only if the portfolio manager foresees the potential for significant capital appreciation.

WHO ISSUES HIGH YIELD, HIGH RISK BONDS?

         Typically, corporations in one of several categories issue high yield, high risk bonds, such as: small and medium-size companies that lack the history or capital strength to merit "investment-grade" status; former blue-chip companies that have been downgraded due to financial difficulties; companies electing to borrow heavily to finance (or avoid) a takeover or buyout; and highly indebted ("leveraged") companies seeking to refinance their debt at lower rates.

DO THE FUNDS INVEST ONLY IN HIGH YIELD, HIGH RISK BONDS?



         No, but such bonds will generally represent a significant portion of the Fund's assets. The Funds may also include loan participations, convertible securities - preferred stocks and bonds which may be converted at some future point into common stock - and substantial holdings of foreign securities. When, in the opinion of the Adviser, market or economic conditions warrant a temporary defensive posture, the Funds may place all or a portion of its assets in high quality, fixed-income securities, short-term debt obligations or cash.

         Each of the Funds may purchase securities on a "when-issued" basis. When-issued securities are purchased for delivery beyond the normal settlement date at a stated price and yield, and thereby involve risk that the yield obtained in the transaction will be less than those available in the market when delivery takes place. The Funds will generally not pay for such securities or start earning interest on them until they are received. During the period when a Fund has purchased securities on a when-issued basis, the Trust's custodian will segregate in a segregated account or status, cash or liquid securities equal on a daily basis each business day to the amount of the commitment for the securities. Securities purchased on a when-issued basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. Each of the Funds expects that commitments to purchase when-issued securities will not exceed 25% of the value of its total assets under normal market conditions, and that a commitment to purchase when-issued securities will not exceed 60 days. The Funds do not intend to purchase when-issued securities for speculative purposes, but only for the purpose of acquiring portfolio securities.

HOW DO SHARE PRICE CHANGES AFFECT OVERALL RETURN?


         Your total return for any given period has two parts:

         -        Income, which, if any, will always be positive, and

         - Change in share price, which can be positive or negative. For example, if the Fund's income return was 10% during a year and the price declined 15%, your total return would be approximately -5%. With the same income return of 10%, a price increase of 5% would have given you a total return of approximately 15%. Always remember that the Fund's yield does not indicate its total return.

         Reference is also made to the following sections in this SAI for discussions of the risks associated with the investments or investment practices of the Funds.



                               INVESTMENT PROGRAMS



INVESTMENT IN DEBT SECURITIES



         In seeking to meet its investment objective, each Fund may invest in any type of security whose characteristics are consistent with the Fund's investment program. The securities in which the Funds may invest include those described below:

CORPORATE DEBT SECURITIES



         The Funds invest in outstanding convertible and non-convertible corporate debt securities (e.g., bonds and debentures) that generally are intermediate to long-term, having maturities of at least five years. The Funds will generally invest in intermediate to long-term corporate obligations which are rated BB or lower by S&P or Ba or lower by Moody's, or, if not rated, are of equivalent quality as determined by the Adviser. As described in its prospectus, the Emerging Markets Fund may invest in corporate securities of companies located in emerging market nations.

U.S. GOVERNMENT OBLIGATIONS


         U.S. Government obligations include bills, notes, bonds, and other debt securities issued by the U.S. Treasury. These are direct obligations of the U.S. Government and differ mainly in the length of their maturities.


U.S. GOVERNMENT AGENCY SECURITIES


         U.S. Government agency securities include securities issued or guaranteed by U.S. Government sponsored enterprises and federal agencies. These include securities issued by Fannie Mae (formerly, the Federal National Mortgage Association), Government National Mortgage Association, Federal Home Loan Banks, Federal Land Banks, Farmers Home Administration, Banks for Cooperatives, Federal Intermediate Credit Banks, Federal Financing Banks, Federal Farm Credit Banks, the Small Business Administration and the Tennessee Valley Authority. Some of these securities are supported by the full faith and credit of the U.S. Treasury, and the remainder are supported only by the credit of the instrumentality, which may or may not include the right of the issuer to borrow from the U.S. Treasury.


BANK OBLIGATIONS

         Bank obligations include certificates of deposit, bankers' acceptances, and other debt obligations. Certificates of deposit are short-term obligations of commercial banks. A bankers' acceptance is a time draft drawn on a commercial bank by a borrower, usually in connection with international commercial transactions. Certificates of deposit may have fixed or variable rates. The Emerging Markets Fund may invest in obligations of foreign banks and bank holding companies.

         The Funds may also invest in the securities of certain supranational entities, such as the International Development Bank.

ASSET-BACKED SECURITIES, INCLUDING MORTGAGE-BACKED SECURITIES


         ASSET-BACKED SECURITIES. Asset-backed securities may be classified either as pass-through certificates or collateralized obligations. Pass-through certificates are asset-backed securities which represent an undivided fractional ownership interest in an underlying pool of assets. Asset-backed securities issued in the form of debt instruments, also known as collateralized obligations, are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities may be of short maturity, such as commercial paper, or longer, such as bonds, and may be issued with only one class of security or have more than one class with some classes having rights to payments on the asset-backed security subordinate to the rights of the other classes. These subordinated classes will take the risk of default before the classes to which they are subordinated.

         Each Fund may invest up to 10% of its total assets in asset-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator of the debt obligations or any other affiliated entities and the amount and quality of any credit support provided to the securities. The rate of principal payment on asset-backed securities generally depends on the rate of principal payments received on the underlying assets which in turn may be affected by a variety of economic and other factors. As a result, the yield on any asset-backed security is difficult to predict with precision and actual yield to maturity may be more or less than the anticipated yield to maturity.
In addition, for asset-backed securities purchased at a premium, the premium may be lost in the event of early pre-payment which may result in a loss to the Fund.

         Pass-through certificates usually provide for payments of principal and interest received to be passed through to their holders, usually after deduction for certain costs and expenses incurred in administering the pool. Because pass-through certificates represent an ownership interest in the underlying assets, the holders thereof bear directly the risk of any defaults by the obligors on the underlying assets not covered by any credit support. See "Types of Credit Support" below.

         Collateralized obligations are most often trade, credit card or automobile receivables. The assets collateralizing such asset-backed securities are pledged to a trustee or custodian for the benefit of the holders thereof. Such issuers generally hold no assets other than those underlying the asset-backed securities and any credit support provided. As a result, although payments on such asset-backed securities are obligations of the issuers, in the event of defaults on the underlying assets not covered by any credit support (see "Types of Credit Support" below), the issuing entities are unlikely to have sufficient assets to satisfy their obligations on the related asset-backed securities.

         MORTGAGE-BACKED SECURITIES. Mortgage-backed securities are securities representing interests in a pool of mortgages. Principal and interest payments made on the mortgages in the underlying mortgage pool are passed through to the Fund. Each Fund may invest up to 10% of its total assets in mortgage-backed securities. The actual prepayment experience of a pool of mortgage loans or other obligations may cause the yield realized by the Fund to differ from the yield calculated on the basis of the average life of the pool. (When a mortgage in the underlying mortgage pool is prepaid, an unscheduled principal prepayment is passed through to the Fund. This principal is returned to the Fund at par. As a result, if a mortgage security were trading at a premium, its total return would be lowered by prepayments, and if a mortgage security were trading at a discount, its total return would be increased by prepayments.) The value of these securities also may change because of changes in the market's perception of the creditworthiness of the federal agency that issued them. In addition, the mortgage securities market in general may be adversely affected by changes in governmental regulation or tax policies. In addition, for mortgage-backed securities purchased at a premium, the premium may be lost in the event of early prepayment which may result in a loss to the Fund.


         METHODS OF ALLOCATING CASH FLOWS. While many asset-backed securities are issued with only one class of security, many asset-backed securities are issued in more than one class, each with different payment terms. Multiple class asset-backed securities are issued for two main reasons. First, multiple classes may be used as a method of providing credit support. This is accomplished typically through creation of one or more classes whose right to payments on the asset-backed security is made subordinate to the right to such payments of the remaining class or classes. See "Types of Credit Support." Second, multiple classes may permit the issuance of securities with payment terms, interest rates or other characteristics differing both from those of each other and from those of the underlying assets. Examples include so-called "strips" (asset-backed securities entitling the holder to disproportionate interests with respect to the allocation of interest and principal of the assets backing the security), and securities with class or classes having characteristics which mimic the characteristics of non-asset-backed securities, such as floating interest rates (i.e., interest rates which adjust as a specified benchmark changes) or scheduled amortization of principal.

         Asset-backed securities in which the payment streams on the underlying assets are allocated in a manner different than those described above may be issued in the future. A Fund may invest in such asset-backed securities if such investment is otherwise consistent with its investment objective and policies and with the investment restrictions of the Fund.

         TYPES OF CREDIT SUPPORT. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. To lessen the effect of failures by obligors on underlying assets to make payments, such securities may contain elements of credit support. Such credit support falls into two classes: liquidity protection and protection against ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provision of advances, generally by the entity administering the pool of assets, to ensure that scheduled payments on the underlying pool are made in a timely fashion. Protection against ultimate default ensures ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained from third parties, through various means of structuring the transaction or through a combination of such approaches. Examples of asset-backed securities with credit support arising out of the structure of the transaction include "senior-subordinated securities" (multiple class asset-backed securities with certain classes subordinate to other classes as to the payment of principal thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class) and asset-backed securities that have "reserve funds" (where cash or investments, sometimes funded from a portion of the initiating payments on the underlying assets, are held in reserve against future losses) or that have been "over-collateralized" (where the scheduled payments on, or the principal amount of, the underlying assets substantially exceeds that required to make payment of the asset-backed securities and pay any servicing or other fees). The degree of credit support provided on each issue is based generally on historical information respecting the level of credit risk associated with such payments. Delinquency or loss in excess of that anticipated could adversely affect the return on an investment in an asset-backed security.

         AUTOMOBILE RECEIVABLE SECURITIES. The Funds may invest in asset-backed securities which are backed by receivables from motor vehicle installment sales contracts or installment loans secured by motor vehicles ("Automobile Receivable Securities"). Since installment sales contracts for motor vehicles or installment loans related thereto ("Automobile Contracts") typically have shorter durations and lower incidences of prepayment, Automobile Receivable Securities generally will exhibit a shorter average life and are less susceptible to prepayment risk.

         Most entities that issue Automobile Receivable Securities create an enforceable interest in their respective Automobile Contracts only by filing a financing statement and by having the servicer of the Automobile Contracts, which is usually the originator of the Automobile Contracts, take custody thereof. In such circumstances, if the servicer of the Automobile Contracts were to sell the same Automobile Contracts to another party, in violation of its obligation not to do so, there is a risk that such party could acquire an interest in the Automobile Contracts superior to that of the holders of Automobile Receivable Securities. Also, although most Automobile Contracts grant a security interest in the motor vehicle being financed, in most states the security interest in a motor vehicle must be noted on the certificate of title to create an enforceable security interest against competing claims of other parties. Due to the large number of vehicles involved, however, the certificate of title to each vehicle financed, pursuant to the Automobile Contracts underlying the Automobile Receivable Security, usually is not amended to reflect the assignment of the seller's security interest for the benefit of the holders of the Automobile Receivable Securities. Therefore, there is the possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on the securities. In addition, various state and federal laws give the motor vehicle owner the right to assert against the holder of the owner's Automobile Contract certain defenses such owner would have against the seller of the motor vehicle. The assertion of such defenses could reduce payments on the Automobile Receivable Securities.

         CREDIT CARD RECEIVABLE SECURITIES. The Funds may invest in asset-backed securities backed by receivables from revolving credit card agreements ("Credit Card Receivable Securities"). Credit balances on revolving credit card agreements ("Accounts") are generally paid down more rapidly than are Automobile Contracts. Most of the Credit Card Receivable Securities issued publicly to date have been pass-through certificates. In order to lengthen the maturity of Credit Card Receivable Securities, most such securities provide for a fixed period during which only interest payments on the underlying Accounts are passed through to the security holder and principal payments received on such Accounts are used to fund the transfer to the pool of assets supporting the related Credit Card Receivable Securities of additional credit card charges made on an Account. The initial fixed period usually may be shortened upon the occurrence of specified events which signal a potential deterioration in the quality of the assets backing the security, such as the imposition of a cap on interest rates. The ability of the issuer to extend the life of an issue of Credit Card Receivable Securities thus depends upon the continued generation of additional principal amounts in the underlying accounts during the initial period and the non-occurrence of specified events. An acceleration in cardholders' payment rates or any other event which shortens the period during which additional credit card charges on an Account may be transferred to the pool of assets supporting the related Credit Card Receivable Security could shorten the weighted average life and yield of the Credit Card Receivable Security.

         Credit cardholders are entitled to the protection of a number of state and federal consumer credit laws, many of which give such holder the right to set off certain amounts against balances owed on the credit card, thereby reducing amounts paid on Accounts. In addition, unlike most other asset-backed securities, Accounts are unsecured obligations of the cardholder.

         OTHER ASSETS. FSCM anticipates that asset-backed securities backed by assets other than those described above will be issued in the future. Each of the Funds may invest in such securities in the future if such investment is otherwise consistent with its investment objective, policies and restrictions. There are, of course, other types of securities that are, or may become, available, which are similar to the foregoing.

COLLATERALIZED MORTGAGE OBLIGATIONS


         Collateralized Mortgage Obligations ("CMOs") are debt securities that are fully collateralized by a portfolio of whole loan mortgages or mortgage pass-through securities. The bonds issued in a CMO deal are divided into groups, and each group of bonds is referred to as a "tranche." Under the traditional CMO structure, the cash flows generated by the mortgages or mortgage pass-through securities in the collateral pool are used to first pay interest and then pay principal to the CMO bondholders. The bonds issued under a CMO structure are retired sequentially as opposed to the pro-rata return of principal found in traditional pass-through obligations. Subject to the various provisions of individual CMO issues, the cash flow generated by the underlying collateral (to the extent it exceeds the amount required to pay the stated interest) is used to retire the bonds. Under the CMO structure, the repayment of principal among the different tranches is prioritized in accordance with the terms of the particular CMO issuance. The "fastest-pay" tranche of bonds, as specified in the prospectus for the issuance, would initially receive all principal payments. When that tranche of bonds is retired, the next tranche, or tranches, in the sequence, as specified in the prospectus, receive all of the principal payments until they are retired. The sequential retirement of bond groups continues until the last tranche, or group of bonds, is retired. Accordingly, the CMO structure allows the issuer to use cash flows of long maturity, monthly-pay collateral to formulate securities with short, intermediate and long final maturities and expected average lives.

         The primary risk of any mortgage security is the uncertainty of the timing of cash flows. For CMOs, the primary risks result from the rate of prepayments on the underlying mortgages serving as collateral. An increase or decrease in prepayment rates (resulting from a decrease or increase in mortgage interest rates) will affect the yield, average life and price of CMOs. CMOs can be quite sensitive to interest rate changes and the rate of principal prepayments on the underlying mortgages serving as collateral. As an illustration, declining interest rates may result in prepayments and thus, termination of interest payments. In addition, the proceeds of prepayments may have to be reinvested at the lower interest rates. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may also not be as liquid as other securities.

STRIPPED MORTGAGE-BACKED SECURITIES

         These are securities representing interests in a pool of mortgages, the cash flow of which has been separated into its interest and principal components. Interest-only securities ("IOs") receive the interest portion of the cash flow while principal-only securities ("POs") receive the principal portion. Each Fund may invest up to 5% of its total assets in IOs and POs. The Emerging Markets Fund has no present intention of investing 5% or more of its total assets in IOs and POs. Stripped mortgage-backed securities may be issued by U.S. Government agencies or by private issuers. The value of IOs tends to move in the same direction as interest rates. The value of the other mortgage-backed securities described herein, like other debt instruments, will tend to move in the opposite direction compared to interest rates.

         The cash flows and yields on IO and PO classes are extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets. In general, for IOs, prepayments affect the amount, but not the timing of cash flows, whereas, for POs, the opposite is true. For example, a rapid or slow rate of principal payments may have a material adverse effect on the prices of IOs or POs, respectively. If the underlying mortgage assets experience greater than anticipated prepayments of principal, an investor may fail to recoup fully its initial investment in an IO class of a stripped mortgage-backed security, even if the IO class is rated AAA or Aaa by an NRSRO. Conversely, if the underlying mortgage assets experience slower than anticipated prepayments of principal, the price on a PO class will be affected more severely than would be the case with a traditional mortgage-backed security.

         The staff of the Securities and Exchange Commission ("SEC" or the "Commission") has taken the position that IOs and POs, other than government-issued IOs or POs backed by fixed-rate mortgages, should be treated as illiquid securities and, accordingly, each Fund will limit its investments in such securities, together with all other illiquid securities, to 15% of the Fund's net assets. The Funds will treat non-government-issued IOs and POs not backed by fixed-rate mortgages as illiquid unless and until the SEC modifies its position. Under the staff's position, the determination of whether a particular government-issued IO and PO backed by fixed-rate mortgages is liquid may be made on a case by case basis under guidelines and standards established by the Trustees. The Trustees have delegated to the Adviser the authority to determine the liquidity of these investments based on the following guidelines: the type of issuer; type of collateral, including age and prepayment characteristics;

rate of interest on coupon relative to current market rates and the effect of the rate on the potential for prepayments; complexity of the issue's structure, including the number of tranches; size of the issue and the number of dealers who make a market in the IO or PO.



ZERO-COUPON AND PAY-IN-KIND BONDS



         Each Fund may invest up to 25% of its total assets in zero-coupon bonds. A zero-coupon bond is a security that has no cash coupon payments. Instead, the issuer sells the security at a substantial discount from its maturity value. The interest received by the investor from holding this security to maturity is the difference between the maturity value and the purchase price. The advantage to the investor is that reinvestment risk of the income received during the life of the bond is eliminated. However, zero-coupon bonds like other bonds retain interest rate and credit risk and usually display more price volatility than those securities that pay a cash coupon. Since there are no periodic interest payments made to the holder of a zero-coupon security, when interest rates rise, the value of such a security will fall more dramatically than a bond paying out interest on a current basis. When interest rates fall, however, zero-coupon securities rise more rapidly in value because the bonds have locked in a specific rate of return which becomes more attractive the further interest rates fall.

         Each Fund may invest up to 25% of its total assets in pay-in-kind bonds. Pay-in-kind ("PIK") bonds are securities that pay interest in either cash or additional securities, at the issuer's option, for a specified period. PIKs, like zero-coupon bonds, are designed to give an issuer flexibility in managing cash flow. PIK bonds can be either senior or subordinated debt and trade flat (i.e., without accrued interest). The price of PIK bonds is expected to reflect the market value of the underlying debt plus an amount representing accrued interest since the last payment. PIKs are usually less volatile than zero-coupon bonds, but more volatile than securities paid in cash.


CONVERTIBLE BONDS

         Convertible bonds are debt instruments convertible into equity of the issuing company at certain times in the future and according to a certain exchange ratio. Each Fund may invest up to 10% of its total assets in convertible bonds and equity securities. Typically, convertible bonds are callable by the issuing company, which may, in effect, force conversion before the holder would otherwise choose. While the Fund intends to invest primarily in debt securities, it may invest in convertible bonds or equity securities. While some countries or companies may be regarded as favorable investments, pure fixed income opportunities may be unattractive or limited due to insufficient supply, or legal or technical restrictions. In such cases, the Fund may consider equity securities or convertible bonds to gain exposure to such markets.

DEPOSITARY RECEIPTS



         The Fund may invest indirectly in securities of emerging market issuers through sponsored or unsponsored American Depositary Receipts ("ADRs"), European Depositary Receipts ("EDRs") or Global Depositary Receipts ("GDRs"). ADRs are receipts issued by a U.S. bank or trust company evidencing ownership of underlying securities issued by foreign issuers. ADRs may be listed on a national securities exchange or may be traded in the over-the-counter market. EDRs also represent securities of foreign issuers and are designed for use in European markets. A GDR represents ownership in a non-U.S. company's publicly traded securities that are traded on foreign stock exchanges or foreign over-the-counter markets. Holders of unsponsored ADRs, EDRs or GDRs generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute investor communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

REPURCHASE AGREEMENTS




         The Funds may enter into repurchase agreements with well-established securities dealers or banks that are members of the Federal Reserve System. Any such dealer or bank will have been deemed creditworthy by the Advisor and will have a credit rating with respect to its short-term debt in the highest rating category by an NRSRO. In a repurchase agreement, a Fund buys a security (known as the "underlying security") from a seller that has agreed to repurchase it at a specified future date and an agreed upon price. Repurchase agreements, which may be viewed as loans collateralized by the underlying securities, are generally entered into for a short period of time, often less than a week. Funds will not enter into a repurchase agreement which does not provide for payment within seven days if, as a result, more than 15% of the value of each Fund's net assets would then be invested in such repurchase agreements and other illiquid securities. The Funds will enter into repurchase agreements only where: (i) the underlying securities are of the type (excluding maturity limitations) which the Funds' investment guidelines would allow it to purchase directly, either in normal circumstances or for temporary defensive purposes; (ii) the market value of the underlying securities, including interest accrued, will at all times equal or exceed the value of the repurchase agreement; and (iii) payment for the underlying security is made only upon physical delivery or evidence of book-entry transfer to the account of the custodian or a bank acting as agent. In the event of a bankruptcy or other default of a seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying security and losses, including: (i) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto; (ii) possible subnormal levels of income and lack of access to income during this period; and (iii) expenses of enforcing its rights.


PRIVATE PLACEMENTS (RESTRICTED SECURITIES)



         Each Fund may invest in securities, including restricted securities (privately-placed debt securities), which are not readily marketable, but will not acquire such securities if as a result they would comprise, together with all other illiquid securities, more than 15% of the value of each Fund's net assets.

         Certain restricted securities may be sold only in privately negotiated transactions or in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933, as amended (the "1933 Act"). Where registration is required, a Fund may be obligated to pay all or part of the registration expenses and a considerable period may elapse between the time of the decision to sell and the time the Fund may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities without readily available market quotations will be priced at fair value as determined in good faith by the Trustees.

         Some restricted securities are eligible for purchase and sale under Rule 144A under the 1933 Act. This rule permits certain qualified institutional buyers, such as the Funds, to trade in privately-placed securities, including various debt securities, even though such securities are not registered under the 1933 Act. Securities purchased under Rule 144A, although restricted, may nevertheless be liquid, and the Adviser, under the supervision of the Trustees, on a case-by-case basis will make this determination. In making this determination, the Adviser will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A security. In addition, the Adviser could consider the: (i) frequency of trades and quotes;
(ii) number of dealers and potential purchasers; (iii) dealer undertakings to make a market; and (iv) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A securities will be monitored, and if as a result of changed conditions it is determined that a Rule 144A security is no longer liquid, a Fund's holdings of illiquid securities will be reviewed to determine what, if any, steps are required to assure that the Fund does not invest more than 15% of its net assets in illiquid securities. Investing in Rule 144A securities could have the effect of increasing the amount of a Fund's assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

FOREIGN SOVEREIGN DEBT SECURITIES



         The Funds expect to invest in foreign sovereign debt securities, including those of emerging market nations, and Brady Bonds, and the Emerging Markets Fund may invest substantially all of its assets in such securities. Sovereign obligors in emerging market nations are among the world's largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. Some of these obligors have in the past experienced substantial difficulties in servicing their external debt obligations, leading to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds, and obtaining new credit to finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the Brady Bonds and other foreign sovereign debt securities in which the Funds may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect the Funds' holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

         Brady Bonds are debt securities issued under the framework of the Brady Plan, an initiative announced by U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external indebtedness. In restructuring external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multilateral institutions such as the International Bank for Reconstruction and Development (the "World Bank") and the International Monetary Fund (the "IMF"). The Brady Plan framework, as it has developed, contemplates the exchange of commercial bank debt for newly-issued bonds. The World Bank and/or the IMF support the restructuring by providing funds pursuant to loan agreements or other arrangements which enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount. Under these arrangements with the World Bank or the IMF, debtor nations have been required to agree to implement certain domestic monetary and fiscal reforms. Such reforms have included liberalization of trade and foreign investment, privatization of state-owned enterprises and setting targets for public spending and borrowing. These policies and programs seek to promote the debtor country's economic growth and development. Investors should recognize that the Brady Plan only sets forth general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors. The Adviser believes that economic reforms undertaken by countries in connection with the issuance of Brady Bonds make the debt of countries which have issued or have announced plans to issue Brady Bonds an attractive opportunity for investment.

         Investors should recognize that Brady Bonds have been issued somewhat recently and, accordingly, do not have a long payment history. The financial packages offered by each country differ. The types of options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt, which carry a below-market stated rate of interest (generally known as par bonds), bonds issued at a discount of face value of such debt (generally known as discount bonds), and bonds bearing an interest rate which increases over time and the advancement of new money by existing lenders. The principal of certain Brady Bonds has been collateralized by U.S. Treasury zero-coupon bonds with a maturity equal to the final maturity of such Brady Bonds. Collateral purchases are financed by the IMF, the World Bank and the debtor nations' reserves. In addition, the first two or three interest payments on certain types of Brady Bonds may be collateralized by cash or securities agreed upon by creditors. Subsequent interest payments may be uncollateralized or may be collateralized over specified periods of time. The Funds may purchase Brady Bonds with no or limited collateralization, and will be relying for payment of interest and principal primarily on the willingness of the foreign government to make payment in accordance with the terms of the Brady Bonds. Brady Bonds issued to date are generally purchased and sold in secondary markets through U.S. securities dealers and maintained through European transnational securities depositories. A substantial portion of Brady Bonds and other sovereign debt securities in which the Funds may invest are likely to be acquired at a discount.

         Investing in foreign sovereign debt securities will expose the Funds to the direct or indirect consequences of political, social or economic changes in the emerging market nations that issue the securities. The ability and willingness of sovereign obligors in emerging market nations or the governmental authorities that control repayment of their external debt to pay principal and interest on such debt when due may depend on general economic and political conditions within the relevant country. Countries such as those in which the Funds, particularly the Emerging Markets Fund, may invest have historically experienced, and may continue to experience, high rates of inflation, high interest rates, exchange rate trade difficulties and extreme poverty and unemployment. Many of these countries are also characterized by political uncertainty or instability. Additional factors which may influence the ability or willingness to service debt include, but are not limited to, a country's cash flow situation, the availability of sufficient foreign exchange on the date a payment is due, the size of its debt service burden relative to the economy as a whole, and its government's policy towards the IMF, the World Bank and other international agencies.

         The ability of a foreign sovereign obligor to make timely payments on its external debt obligations will also be strongly influenced by the obligor's balance of payments, including export performance, its access to international credits and investments, fluctuations in interest rates and the extent of its foreign reserves. A country whose exports are concentrated in a few commodities or whose economy depends on certain strategic imports could be vulnerable to fluctuations in international prices of these commodities or imports. To the extent that a country receives payment for its exports in currencies other than dollars, its ability to make debt payments denominated in dollars could be adversely affected. If a foreign sovereign obligor cannot generate sufficient earnings from foreign trade to service its external debt, it may need to depend on continuing loans and aid from foreign governments, commercial banks and multilateral organizations, and inflows of foreign investment. The commitment on the part of these foreign governments, multilateral organizations and others to make such disbursements may be conditioned on the government's implementation of economic reforms and/or economic performance and the timely service of its obligations. Failure to implement such reforms, achieve such levels of economic performance or repay principal or interest when due may result in the cancellation of such third parties' commitments to lend funds, which may further impair the obligor's ability or willingness to timely service its debts. The cost of servicing external debt will also generally be adversely affected by rising international interest rates, because many external debt obligations bear interest at rates which are adjusted based upon international interest rates. The ability to service external debt will also depend on the level of the relevant government's international currency reserves and its access to foreign exchange. Currency devaluations may affect the ability of a sovereign obligor to obtain sufficient foreign exchange to service its external debt.

         As a result of the foregoing, a governmental obligor may default on its obligations. If such an event occurs, a Fund may have limited legal recourse against the issuer and/or guarantor. Remedies must, in some cases, be pursued in the courts of the defaulting party itself, and the ability of the holder of foreign sovereign debt securities to obtain recourse may be subject to the political climate in the relevant country. In addition, no assurance can be given that the holders of commercial bank debt will not contest payments to the holders of other foreign sovereign debt obligations in the event of default under their commercial bank loan agreements.

FOREIGN SECURITIES



         Subject to the Funds' quality and maturity standards, the Funds may invest without limitation in the securities (payable in U.S. dollars) of foreign issuers and in the securities of foreign branches of U.S. banks such as negotiable certificates of deposit (Eurodollars). The High Yield Fund may invest up to 20% of its net assets in non-U.S. dollar-denominated fixed-income securities principally traded in financial markets outside the United States, and the Emerging Markets Fund may invest up to 100% of its net assets in non-U.S. dollar-denominated fixed-income securities principally traded in financial markets outside the United States. Because the Funds may invest in foreign securities, investments in the Funds involve risks that are different in some respects from investments in a fund which invests only in debt obligations of U.S. domestic issuers. Foreign investments may be affected favorably or unfavorably by changes in currency rates and exchange control regulations. There may be less publicly available information about a foreign company than about a U.S. company, and foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. There may be less governmental supervision of securities markets, brokers and issuers of securities. Securities of some foreign companies are less liquid or more volatile than securities of U.S. companies, and foreign brokerage commissions and custodian fees are generally higher than in the United States. Settlement practices may include delays and may differ from those customary in U.S. markets. Investments in foreign securities may also be subject to other risks different from those affecting U.S. investments, including local political or economic developments, expropriation or nationalization of assets, restrictions on foreign investment and repatriation of capital, imposition of withholding taxes on dividend or interest payments, currency blockage (which would prevent cash from being brought back to the United States), and difficulty in enforcing legal rights outside the United States.

         In addition to the foreign securities listed above, the Funds may invest in foreign sovereign debt securities which involve certain additional risks. See "Foreign Sovereign Debt Securities" above.

FOREIGN CURRENCY TRANSACTIONS




         A forward foreign currency exchange contract (a "forward contract") involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. Forward contracts will be used primarily to adjust the foreign exchange exposure of the Funds with a view to protecting the portfolios from adverse currency movements, based on the Adviser's outlook. Forward contracts involve other risks, including, but not limited to, significant volatility in currency markets. In addition, currency movements may not occur exactly as the Adviser expected, so the use of forwards could adversely affect the Fund's total return.

         The Funds may enter into forward contracts under the following circumstances. First, when a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of dollars, of the amount of foreign currency involved in the underlying security transactions, the Fund will be able to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date the security is purchased or sold, and the date on which payment is made or received.


         Second, when the Adviser believes that the currency of a particular foreign country may suffer or enjoy a substantial movement against another currency, it may enter into a forward contract to sell or buy the amount of the former foreign currency, approximating the value of some or all of a Fund's portfolio securities denominated in such foreign currency. Alternatively, where appropriate, a Fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currency or currencies act as an effective proxy for other currencies. In such a case, the Funds may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the Funds. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. The projection of short-term currency market movement is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. The Adviser does not intend to enter into such forward contracts under this second circumstance if, as result, a Fund will have more than 20% of the value of its net assets committed to the consummation of such contracts.


         Other than as set forth above, and immediately below, a Fund will not enter into such forward contracts or maintain a net exposure to such contracts where the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency. Each Fund, however, in order to avoid excess transactions and transaction costs, may maintain a net exposure to forward contracts in excess of the value of the Fund's portfolio securities or other assets to which the forward contracts relate (including accrued interest to the maturity of the forward on such securities), provided the excess amount is "covered" by liquid, high-grade debt securities, denominated in any currency, at least equal at all times to the amount of such excess. For these purposes "the securities or other assets to which the forward contract relate" may be securities or assets denominated in a single currency, or where proxy forward contracts are used, securities denominated in more than one currency. Under normal circumstances, consideration of the prospect for currency parities will be incorporated into the longer term investment decisions made with regard to overall diversification strategies. However, the Adviser believes that it is important to have the flexibility to enter into such forward contracts when it determines that the best interests of the Funds will be served. At the maturity of a forward contract, a Fund may either sell the portfolio security and make delivery of the foreign currency, or it may retain the security and terminate its contractual obligation to deliver the foreign currency by purchasing an "offsetting" contract obligating it to purchase, on the same maturity date, the same amount of the foreign currency. It is often not possible to effectively hedge the currency risk associated with emerging market nation debt securities because their currency markets are not sufficiently developed.


         As indicated above, it is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of the forward contract. Accordingly, it may be necessary for a Fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security if its market value exceeds the amount of foreign currency the Fund is obligated to deliver. However, as noted, in order to avoid excessive transactions and transaction costs, the Funds may use liquid securities, denominated in any currency, to cover the amount by which the value of a forward contract exceeds the value of the securities to which it relates.

         If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund will incur a gain or a loss (as described below) to the extent that there has been movement in forward contract prices. If a Fund engages in an offsetting transaction, it may subsequently enter into a new forward contract to sell the foreign currency. Should forward prices decline during the period between a Fund's entering into a forward contract for the sale of a foreign currency and the date it enters into an offsetting contract for the purchase of the foreign currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, a Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell.

         COSTS OF HEDGING. When the Fund purchases a foreign bond with a higher interest rate than is available on U.S. bonds of a similar maturity, the additional yield on the foreign bond could be substantially lost if the Fund were to enter into a direct hedge by selling the foreign currency and purchasing the U.S. Dollar. This is what is commonly referred to as the "cost" of hedging. Proxy hedging attempts to reduce this cost through an indirect hedge back to the U.S. Dollar. It is important to note that the hedging costs are treated as capital transactions and are not, therefore, deducted from the Fund's dividend distribution and are not reflected in its yield. Instead, such costs will, over time, be reflected in the Fund's net asset value.



WARRANTS

         The Funds may invest in warrants; however, not more than 5% of a Fund's total assets (at the time of purchase) will be invested in warrants other than warrants acquired in units or attached to other securities. Of such 5%, not more than 2% may be invested at the time of purchase in warrants that are not listed on the New York or American Stock Exchanges. Warrants are pure speculation in that they have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. Warrants basically are options to purchase equity securities at a specific price valid for a specific period of time. They do not represent ownership of the securities, but only the right to buy them. Warrants differ from call options in that warrants are issued by the issuer of the security which may be purchased on their exercise, whereas call options may be written or issued by anyone. The prices of warrants do not necessarily move parallel to the prices of the underlying securities.

LENDING OF PORTFOLIO SECURITIES

         For the purpose of realizing additional income, each Fund may make secured loans of portfolio securities amounting to not more than one-third of its total assets. This policy is a fundamental policy. Security loans are made to broker-dealers or institutional investors pursuant to agreements requiring that the loans be continuously secured by collateral at least equal at all times to the value of the securities lent marked to market on a daily basis. The collateral received will consist of cash, U.S. Government securities, letters of credit or such other collateral as may be permitted under its investment program. While the securities are on loan, a Fund will continue to receive the equivalent of the interest or dividends paid by the issuer on the securities, as well as interest on the investment of the collateral or a fee from the borrower. The Funds have a right to call each loan and obtain the securities on five business days' notice or, in connection with securities trading on foreign markets, within such longer period of time which coincides with the normal settlement period for purchases and sales of such securities in such foreign markets. The Funds will not have the right to vote securities while they are being lent, but they will call a loan in anticipation of any important vote. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or delay or default in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will only be made to firms deemed by the Adviser to be of good standing, and will not be made unless, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk.

LOAN PARTICIPATIONS AND ASSIGNMENTS



         The Funds may invest in loan participations and assignments (collectively "participations"). Such participations will typically be participating interests in loans made by a syndicate of banks, represented by an agent bank, which has negotiated and structured the loan to corporate borrowers to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs and other corporate activities. Such loans may also have been made to governmental borrowers, especially governments of emerging market nations. Emerging market nations debt securities or obligations will involve the risk that the governmental entity responsible for the repayment of the debt may be unable or unwilling to do so when due. (For a discussion of risks associated with investing in securities in emerging market nations, see "Foreign Sovereign Debt Securities" above.) The loans underlying such participations may be secured or unsecured, and the Funds may invest in loans collateralized by mortgages on real property or which have no collateral. The loan participations themselves may extend for the entire term of the loan or may extend only for short "strips" that correspond to a quarterly or monthly floating rate interest period on the underlying loan. Thus, a term or revolving credit that extends for several years may be subdivided into shorter periods.

         The loan participations in which the Funds will invest will also vary in legal structure. Occasionally, lenders assign to another institution both the lender's rights and obligations under a credit agreement. Since this type of assignment relieves the original lender of its obligations, it is called a novation. More typically, a lender assigns only its right to receive payments of principal and interest under a promissory note, credit agreement or similar document. A true assignment shifts to the assignee the direct debtor-creditor relationship with the underlying borrower. Alternatively, a lender may assign only part of its rights to receive payments pursuant to the underlying instrument or loan agreement. Such partial assignments, which are more accurately characterized as "participating interests," do not shift the debtor-creditor relationship to the assignee, who must rely on the original lending institution to collect sums due and to otherwise enforce its rights against the agent bank which administers the loan or against the underlying borrower.

         Because the Funds are allowed to purchase debt securities, including debt securities in a private placement, the Funds will treat loan participations as securities and not subject to their fundamental investment restrictions prohibiting the Funds from making loans.

         There is not a recognizable, liquid public market for loan participations. Hence, each Fund will consider loan participations as illiquid securities and subject them to the Fund's restrictions on investing no more than 15% of net assets in illiquid securities.

         Where required by applicable SEC positions, the High Yield Fund will treat both the corporate borrower and the bank selling the participation interest as an issuer for purposes of its fundamental investment restriction with respect to investing more than 5% of Fund assets in the securities of a single issuer. The Emerging Markets Fund is not subject to such a restriction.


SHORT SALES

         The Funds may make short sales for hedging purposes to protect the Funds against companies whose credit is deteriorating. Short sales are transactions in which a Fund sells a security it does not own in anticipation of a decline in the market value of that security. The Funds' short sales will be limited to securities listed on a national securities exchange and to situations where a Fund owns a debt security of a company and will sell short the common or preferred stock or another debt security at a different level of the capital structure of the same company. No securities will be sold short if, after the effect is given to any such short sale, the total market value of all securities sold short would exceed 2% of the value of a Fund's net assets.

         To complete a short sale transaction, a Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out.

         Until a Fund replaces a borrowed security in connection with a short sale, the Fund will: (a) maintain daily a segregated account, containing cash, U.S. Government securities or other liquid securities, at such a level that: (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short; or (b) otherwise cover its short position.

         A Fund will incur a loss as a result of the short sale if the price of the security sold short increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security sold short declines in price between those dates. This result is the opposite of what one would expect from a cash purchase of a long position in a security. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of any premium, dividends or interest the Fund may be required to pay in connection with a short sale. Any gain or loss on the security sold short would be separate from a gain or loss on the Fund security being hedged by the short sale.



FUTURES CONTRACTS



         A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a debt security) at a specified price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold and margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position.

         Unlike when the Funds purchase or sell a security, no price will be paid or received by the Funds upon the purchase or sale of a futures contract. Upon entering into a futures contract, and to maintain the Fund's open positions in futures contracts, a Fund will be required to deposit with its custodian in a segregated account in the name of the futures broker an amount of cash, U.S. Government securities, suitable money market instruments, or other liquid securities, known as "initial margin." The margin required for a particular futures contract is set by the exchange on which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded.

         If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to the Funds.

         These subsequent payments, called "variation margin," to and from the futures broker are made on a daily basis as the price of the underlying assets fluctuates making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." Each Fund expects to earn interest income on its margin deposits.

         Although certain futures contracts, by their terms, require actual future delivery of and payment for the underlying instruments, in practice most futures contracts are usually closed out before the delivery date. Closing out an open futures contract sale or purchase is effected by entering into an offsetting futures contract purchase or sale, respectively, for the same aggregate amount of the identical securities and the same delivery date. If the offsetting purchase price is less than the original sale price, a Fund realizes a gain; if it is more, the Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, the Fund realizes a gain; if it is less, the Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction, the Fund will continue to be required to maintain the margin deposits on the futures contract.

         As an example of an offsetting transaction in which the underlying instrument is not delivered, the contractual obligations arising from the sale of one contract of September Treasury Bills on an exchange may be fulfilled at any time before delivery of the contract is required (i.e., on a specified date in September, the "delivery month") by the purchase of one contract of September Treasury Bills on the same exchange. In such instance, the difference between the price at which the futures contract was sold and the price paid for the offsetting purchase, after allowance for transaction costs, represents the profit or loss to the Funds.

INTEREST RATE AND STOCK INDEX FUTURES



         The Funds may enter into financial futures contracts, including stock index and interest rate futures. Stock index futures contracts may be used to provide a hedge for a portion of a Fund's portfolio, as a cash management tool, or as an efficient way for the Adviser to implement either an increase or decrease in portfolio market exposure in response to changing market conditions. Stock index futures contracts are currently traded with respect to the S&P 500 Index and other broad stock market indices, such as the New York Stock Exchange Composite Stock Index and the Value Line Composite Stock Index. The Funds may, however, purchase or sell futures contracts with respect to any stock index. Nevertheless, to hedge a Fund's portfolio successfully, the Fund must sell futures contacts with respect to indices or sub-indices whose movements will have a significant correlation with movements in the prices of the Fund's portfolio securities.

         Interest rate futures contracts may be used as a hedge against changes in prevailing levels of interest rates in order to establish more definitely the effective return on securities held or intended to be acquired by a Fund. In this regard, the Funds could sell interest rate futures as an offset against the effect of expected increases in interest rates and purchase such futures as an offset against the effect of expected declines in interest rates.

         The Funds will enter into futures contracts which are traded on national futures exchanges and are standardized as to maturity date and underlying financial instrument. The principal financial futures exchanges in the United States are the Board of Trade of the City of Chicago, the Chicago Mercantile Exchange, the New York Futures Exchange and the Kansas City Board of Trade. Futures exchanges and trading in the United States are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission ("CFTC"). Although techniques other than the sale and purchase of futures contracts could be used for the above-referenced purposes, futures contracts offer an effective and relatively low cost means of implementing the Funds' objectives in these areas.

         REGULATORY LIMITATIONS. The Funds will engage in transactions in futures contracts and options thereon only for bona fide hedging, risk management and other permissible purposes, in each case in accordance with the rules and regulations of the CFTC, and not for speculation.

         The Funds may not enter into futures contracts or options thereon for other than bona-fide hedging purposes if immediately thereafter the sum of the amounts of initial margin deposits on a Fund's existing futures and premiums paid for options on futures would exceed 5% of the market value of the Fund's total assets; provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount may be excluded in calculating the 5% limitation.

         In instances involving the purchase of futures contracts or call options thereon or the writing of put options thereon by the Funds, an amount of cash, U.S. Government securities or other liquid securities, equal to the market value of the futures contracts and options thereon (less any related margin deposits), will be deposited in a segregated account with the Funds' custodian to cover the position, or alternative cover will be employed thereby insuring that the use of such futures contracts and options is unleveraged.

         In addition, CFTC regulations may impose limitations on the Funds' ability to engage in certain yield enhancement and risk management strategies. If the CFTC or other regulatory authorities adopt different (including less stringent) or additional restrictions, the Funds would comply with such new restrictions.

SPECIAL RISKS OF FUTURES CONTRACTS



         VOLATILITY AND LEVERAGE. The prices of futures contracts are volatile and are influenced, among other things, by actual and anticipated changes in the market and interest rates, which in turn are affected by fiscal and monetary policies, as well as national and international policies and economic events.

         Most United States futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the minimum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of futures contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses.

         Because of the low margin deposits required, futures trading involves an extremely high degree of leverage. As a result, a relatively small price movement in a futures contract may result in immediate and substantial loss, as well as gain, to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. If instead the subsequent decrease were a 15% decrease, the loss would be 1.5 times the original margin deposit, if the contract were closed out. Thus, a purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. However, a Fund would presumably have sustained comparable losses if, instead of the futures contract, it had invested in the underlying instrument and sold it after the decline. Furthermore, in the case of a futures contract purchase, in order to be certain that a Fund has sufficient assets to satisfy its obligations under a futures contract, the Fund earmarks to the futures contract money market instruments equal in value to the current value of the underlying instrument less the margin deposit.

         LIQUIDITY. Each Fund may elect to close some or all of its futures positions at any time prior to their expiration. A Fund would do so to reduce exposure represented by long futures positions or increase exposure represented by short futures positions. A Fund may close its positions by taking opposite positions which would operate to terminate the Fund's position in the futures contracts. Final determinations of variation margin would then be made, additional cash would be required to be paid by or released to the Fund, and the Fund would realize a loss or a gain.

         Futures contracts may be closed out only on the exchange or board of trade where the contracts were initially traded. Although each Fund intends to purchase or sell futures contracts only on exchanges or boards of trade where there appears to be an active market, there is no assurance that a liquid market on an exchange or board of trade will exist for any particular contract at any particular time. In such event, it might not be possible to close a futures contract, and in the event of adverse price movements, each Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge the underlying instruments, the Funds would continue to hold the underlying instruments subject to the hedge until the futures contracts could be terminated. In such circumstances, an increase in the price of the underlying instruments, if any, might partially or completely offset losses on the futures contract. However, as described below, there is no guarantee that the price of the underlying instruments will in fact correlate with the price movements in the futures contract and thus provide an offset to losses on a futures contract.

         HEDGING RISK. A decision of whether, when, and how to hedge involves skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of unexpected market behavior, or market or interest rate trends. There are several risks in connection with the use by the Funds of futures contract as a hedging device. One risk arises because of the imperfect correlation between movements in the prices of the futures contracts and movements in the prices of the underlying instruments which are the subject of the hedge. The Adviser will, however, attempt to reduce this risk by entering into futures contracts whose movements, in its judgment, will have a significant correlation with movements in the prices of each Fund's underlying instruments sought to be hedged.

         Successful use of futures contracts by the Funds for hedging purposes is also subject to the Adviser's ability to correctly predict movements in the direction of the market. It is possible that, when a Fund has sold futures to hedge its portfolio against a decline in the market, the index, indices, or underlying instruments on which the futures are written might advance and the value of the underlying instruments held in the Fund's portfolio might decline. If this were to occur, the Fund would lose money on the futures and also would experience a decline in value in its underlying instruments. However, while this might occur to a certain degree, the Adviser believes that over time the value of a Fund's portfolio will tend to move in the same direction as the market indices which are intended to correlate to the price movements of the underlying instruments sought to be hedged. It is also possible that if a Fund were to hedge against the possibility of a decline in the market (adversely affecting the underlying instruments held in its portfolio) and prices instead increased, the Fund would lose part or all of the benefit of increased value of those underlying instruments that it has hedged, because it would have offsetting losses in its futures positions. In addition, in such situations, if a Fund had insufficient cash, it might have to sell underlying instruments to meet daily variation margin requirements. Such sales of underlying instruments might be, but would not necessarily be, at increased prices (which would reflect the rising market). The Funds might have to sell underlying instruments at a time when it would be disadvantageous to do so.

         In addition to the possibility that there might be an imperfect correlation, or no correlation at all, between price movements in the futures contracts and the portion of the portfolio being hedged, the price movements of futures contracts might not correlate perfectly with price movements in the underlying instruments due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors might close futures contracts through offsetting transactions which could distort the normal relationship between the underlying instruments and futures markets. Second, the margin requirements in the futures market are less onerous than margin requirements in the securities markets, and as a result the futures market might attract more speculators than the securities markets do. Increased participation by speculators in the futures market might also cause temporary price distortions. Due to the possibility of price distortion in the futures market and also because of the imperfect correlation between price movements in the underlying instruments and movements in the prices of futures contracts, even a correct forecast of general market trends by the Adviser might not result in a successful hedging transaction over a very short time period.



         OPTIONS ON FUTURES CONTRACTS. Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Alternatively, settlement may be made totally in cash. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

         As an alternative to writing or purchasing call and put options on interest rate futures, the Funds may write or purchase call and put options on financial indices. Such options would be used in a manner similar to the use of options on futures contracts.

         SPECIAL RISKS OF OPTIONS ON FUTURES CONTRACTS. A Fund may seek to close out an option position by writing or buying an offsetting option covering the same index, underlying instruments or contract and having the same exercise price and expiration date. The ability to establish and close out positions on such options will be subject to the maintenance of a liquid secondary market. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain options;
(ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options, or underlying instruments; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or (vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in the class or series of options) would cease to exist, although outstanding options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms. There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain of the facilities of any of the clearing corporations inadequate, and thereby result in the institution by an exchange of special procedures which may interfere with the timely execution of customers' orders.

         ADDITIONAL FUTURES AND OPTIONS ON FUTURES CONTRACTS. Although the Funds have no current intention of engaging in financial futures or options on futures transactions other than those described above, they reserve the right to do so to the extent consistent with applicable law and each Fund's investment objectives and restrictions as in effect at such time.

OPTIONS



         Put options and call options typically have similar structural characteristics and operational mechanics regardless of the underlying instrument on which they are purchased or sold. Thus, the following general discussion relates to each of the particular types of options discussed in greater detail below.

         A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. A Fund's purchase of a put option on a security, for example, might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value of such instrument by giving the Fund the right to sell the instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. A Fund's purchase of a call option on a security, financial futures contract, index, currency or other instrument might be intended to protect the Fund against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase the instrument. An "American" style put or call option may be exercised at any time during the option period, whereas a "European" style put or call option may be exercised only upon expiration or during a fixed period prior to expiration. Exchange-listed options are issued by a regulated intermediary such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to the options. The discussion below uses the OCC as an example, but is also applicable to other similar financial intermediaries.

         OCC-issued and exchange-listed options, with certain exceptions, generally settle by physical delivery of the underlying security or currency, although in the future, cash settlement may become available. Index options are cash settled for the net amount, if any, by which the option is "in-the-money" (that is, the amount by which the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

         A Fund's ability to close out its position as a purchaser or seller of an OCC-issued or exchange-listed put or call option is dependent, in part, upon the liquidity of the particular option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities, including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or the OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although any such outstanding options on that exchange would continue to be exercisable in accordance with their terms.

         The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that would not be reflected in the corresponding option markets.

         WRITING COVERED CALL OPTIONS. The Funds may write (sell) "covered" call options and purchase options to close out options previously written by the Funds. In writing covered call options, each Fund expects to generate additional premium income which should serve to enhance the Fund's total return and reduce the effect of any price decline of the security or currency involved in the option. Covered call options will generally be written on securities or currencies which, in the Adviser's opinion, are not expected to have any major price increases or moves in the near future but which, over the long term, are deemed to be attractive investments for the Funds.

         A call option gives the holder (buyer) the "right to purchase" a security or currency at a specified price (the exercise price) at expiration of the option (European style) or at any time until a certain date (the expiration date) (American style). So long as the obligation of the writer of a call option continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to deliver the underlying security or currency against payment of the exercise price. This obligation terminates upon the expiration of the call option, or such earlier time at which the writer effects a closing purchase transaction by repurchasing an option identical to that previously sold. To secure his obligation to deliver the underlying security or currency in the case of a call option, a writer is required to deposit in escrow the underlying security, currency or other assets in accordance with the rules of a clearing corporation.

         Portfolio securities or currencies on which call options may be written will be purchased solely on the basis of investment considerations consistent with the Funds' investment objectives. The writing of covered call options is a conservative investment technique believed to involve relatively little risk (in contrast to the writing of naked or uncovered options, which the Funds have no current intention of doing), but capable of enhancing the Funds' total returns. When writing a covered call option, a Fund, in return for the premium, gives up the opportunity for profit from a price increase in the underlying security or currency above the exercise price, but conversely retains the risk of loss should the price of the security or currency decline. Unlike one who owns securities or currencies not subject to an option, a Fund has no control over when it may be required to sell the underlying securities or currencies, since it may be assigned an exercise notice at any time prior to the expiration of its obligation as a writer. If a call option which a Fund has written expires, the Fund will realize a gain in the amount of the premium; however, such gain may be offset by a decline in the market value of the underlying security or currency during the option period. If the call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security or currency. The Funds do not consider a security or currency covered by a call to be "pledged" as that term is used in the Funds' policy which limits the pledging or mortgaging of its assets.

         The premium received is the market value of an option. The premium a Fund will receive from writing a call option will reflect, among other things, the current market price of the underlying security or currency, the relationship of the exercise price to such market price, the historical price volatility of the underlying security or currency, and the length of the option period. Once the decision to write a call option has been made, the Adviser, in determining whether a particular call option should be written on a particular security or currency, will consider the reasonableness of the anticipated premium and the likelihood that a liquid secondary market will exist for those options. The premium received by a Fund for writing covered call options will be recorded as a liability of the Fund. This liability will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per share of each Fund is computed (close of the New York Stock Exchange), or, in the absence of such sale, the latest asked price. The option will be terminated upon expiration of the option, the purchase of an identical option in a closing transaction, or delivery of the underlying security or currency upon the exercise of the option.

         Closing transactions will be effected in order to realize a profit on an outstanding call option to prevent an underlying security or currency from being called, or to permit the sale of the underlying security or currency. Furthermore, effecting a closing transaction will permit a Fund to write another call option on the underlying security or currency with either a different exercise price or expiration date or both. If a Fund desires to sell a particular security or currency from its portfolio on which it has written a call option or purchased a put option it will seek to effect a closing transaction prior to, or concurrently with, the sale of the security or currency. There is, of course, no assurance that the Funds will be able to effect such closing transactions at favorable prices. If a Fund cannot enter into such a transaction, it may be required to hold a security or currency that it might otherwise have sold. When a Fund writes a covered call option, it runs the risk of not being able to participate in the appreciation of the underlying securities or currencies above the exercise price as well as the risk of being required to hold onto securities or currencies that are depreciating in value. This could result in higher transaction costs. The Funds will pay transaction costs in connection with the writing of options to close out previously written options. Such transaction costs are normally higher than those applicable to purchases and sales of portfolio securities.

         Call options written by the Funds will normally have expiration dates of less than nine months from the date written. The exercise price of the options may be below, equal to, or above the current market values of the underlying securities or currencies at the time the options are written. From time to time, a Fund may purchase an underlying security or currency for delivery in accordance with an exercise notice of a call option assigned to it, rather than delivering such security or currency from its portfolio. In such cases, additional costs may be incurred.

         The Funds will realize a profit or loss from a closing purchase transaction if the cost of the transaction is less or more than the premium received from the writing of the option. Because increases in the market price of a call option will generally reflect increases in the market price of the underlying security or currency, any loss resulting from the repurchase of a call option is likely to be offset in whole or in part by appreciation of the underlying security or currency owned by a Fund.

         Each Fund considers an option to be covered if, as long as the Fund is obligated as a writer of a call option, it will: (i) own the securities or currencies subject to the option; (ii) have an absolute and immediate right to acquire securities or currencies without additional cash consideration upon conversion or exchange of other securities or currencies held in its portfolio;
(iii) hold a call option on the same securities or currencies with an exercise price no higher than the exercise price of the call sold or, if higher, the Fund deposits and maintains the differential in cash, U.S. Government securities or other liquid securities ("liquid assets") in a segregated account with its custodian; or (iv) deposit and maintain with its custodian in a segregated account liquid assets having a value that, when added to any amounts deposited with a broker as margin, equal the market value of the instruments underlying the call.

         WRITING COVERED PUT OPTIONS. Although the Funds have no current intention, in the foreseeable future, of writing American or European style covered put options, the Funds reserve the right to do so. A put option gives the purchaser of the option the right to sell, and the writer (seller) has the obligation to buy, the underlying security or currency at the exercise price during the option period (American style) or at the expiration of the option (European style). So long as the obligation of the writer continues, he may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring him to make payment of the exercise price against delivery of the underlying security or currency.

The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options.

         The Funds would write put options only on a covered basis, which means that a Fund would maintain in a segregated account cash, U.S. Government securities or other liquid securities in an amount not less than the exercise price or the Fund will own an option to sell the underlying security or currency subject to the option having an exercise price equal to or greater than the exercise price of the "covered" option at all times while the put option is outstanding. (The rules of a clearing corporation currently require that such assets be deposited in escrow to secure payment of the exercise price.) A Fund would generally write covered put options in circumstances where the Adviser wishes to purchase the underlying security or currency for the Fund's portfolio at a price lower than the current market price of the security or currency. In such event the Fund would write a put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay. Since the Fund would also receive interest on debt securities or currencies maintained to cover the exercise price of the option, this technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying security or currency would decline below the exercise price less the premiums received. Such a decline could be substantial and result in a significant loss to a Fund. In addition, a Fund, because it does not own the specific securities or currencies which it may be required to purchase in exercise of the put, cannot benefit from appreciation, if any, with respect to such specific securities or currencies.

         PURCHASING PUT OPTIONS. The Funds may purchase American or European style put options. As the holder of a put option, each Fund has the right to sell the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). The Funds may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. Each Fund may purchase put options for defensive purposes in order to protect against an anticipated decline in the value of its securities or currencies. An example of such use of put options is provided below.

         A Fund may purchase a put option on an underlying security or currency (a "protective put") owned by the Fund as a defensive technique in order to protect against an anticipated decline in the value of the security or currency. Such hedge protection is provided only during the life of the put option when the Fund, as the holder of the put option, is able to sell the underlying security or currency at the put exercise price regardless of any decline in the underlying security's market price or currency's exchange value. For example, a put option may be purchased in order to protect unrealized appreciation of a security or currency where the Adviser deems it desirable to continue to hold the security or currency because of tax considerations. The premium paid for the put option and any transaction costs would reduce any capital gain otherwise available for distribution when the security or currency is eventually sold.

         Each Fund may also purchase put options at a time when the Fund does not own the underlying security or currency. By purchasing put options on a security or currency it does not own, a Fund seeks to benefit from a decline in the market price of the underlying security or currency. If the put option is not sold when it has remaining value, and if the market price of the underlying security or currency remains equal to or greater than the exercise price during the life of the put option, a Fund will lose its entire investment in the put option. In order for the purchase of a put option to be profitable, the market price of the underlying security or currency must decline sufficiently below the exercise price to cover the premium and transaction costs, unless the put option is sold in a closing sale transaction.

         The premium paid by a Fund when purchasing a put option will be recorded as an asset of the Fund. This asset will be adjusted daily to the option's current market value, which will be the latest sale price at the time at which the net asset value per share of the Fund is computed (close of New York Stock Exchange), or, in the absence of such sale, the latest bid price. This asset will be terminated upon expiration of the option, the selling (writing) of an identical option in a closing transaction, or the delivery of the underlying security or currency upon the exercise of the option.

         PURCHASING CALL OPTIONS. The Funds may purchase American or European style call options. As the holder of a call option, a Fund has the right to purchase the underlying security or currency at the exercise price at any time during the option period (American style) or at the expiration of the option (European style). The Funds may enter into closing sale transactions with respect to such options, exercise them or permit them to expire. Each Fund may purchase call options for the purpose of increasing its current return or avoiding tax consequences which could reduce its current return. Each Fund may also purchase call options in order to acquire the underlying securities or currencies. Examples of such uses of call options are provided below.

         Call options may be purchased by a Fund for the purpose of acquiring the underlying securities or currencies for its portfolio. Utilized in this fashion, the purchase of call options enables a Fund to acquire the securities or currencies at the exercise price of the call option plus the premium paid. At times the net cost of acquiring securities or currencies in this manner may be less than the cost of acquiring the securities or currencies directly. This technique may also be useful to the Funds in purchasing a large block of securities or currencies that would be more difficult to acquire by direct market purchases. So long as it holds such a call option rather than the underlying security or currency itself, a Fund is partially protected from any unexpected decline in the market price of the underlying security or currency and in such event could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option.

         Each Fund may also purchase call options on underlying securities or currencies it owns in order to protect unrealized gains on call options previously written by it. A call option would be purchased for this purpose where tax considerations make it inadvisable to realize such gains through a closing purchase transaction. Call options may also be purchased at times to avoid realizing losses.

         DEALER OPTIONS. The Funds may engage in transactions involving dealer options. Certain risks are specific to dealer options. While each Fund would look to a clearing corporation to exercise exchange-traded options, if the Fund were to purchase a dealer option, it would rely on the dealer from whom it purchased the option to perform if the option were exercised. Failure by the dealer to do so would result in the loss of the premium paid by the Fund as well as loss of the expected benefit of the transaction. Thus, the Adviser must assess the creditworthiness of each such dealer or any guarantor or credit enhancement of the dealer's credit to determine the likelihood that the terms of the dealer option will be met.

         Exchange-traded options generally have a continuous liquid market while dealer options have none. Consequently, a Fund will generally be able to realize the value of a dealer option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when a Fund writes a dealer option, it generally will be able to close out the option prior to its expiration only by entering into a closing purchase transaction with the dealer to which the Fund originally wrote the option. While each Fund will seek to enter into dealer options only with dealers who will agree to and which are expected to be capable of entering into closing transactions with the Fund, there can be no assurance that the Funds will be able to liquidate a dealer option at a favorable price at any time prior to expiration. Until a Fund, as a covered dealer call option writer, is able to effect a closing purchase transaction, it will not be able to liquidate securities (or other assets) or currencies used as cover until the option expires or is exercised. In the event of insolvency of the contra party, the Funds may be unable to liquidate a dealer option. With respect to options written by the Funds, the inability to enter into a closing transaction may result in material losses to the Funds. For example, since a Fund must maintain a secured position with respect to any call option on a security it writes, the Fund may not sell the assets which it has segregated to secure the position while it is obligated under the option. This requirement may impair the Funds' ability to sell portfolio securities or currencies at a time when such sale might be advantageous.

         The staff of the SEC has taken the position that purchased dealer options and the assets used to secure the written dealer options are illiquid securities. Each Fund may treat the cover used for written OTC options as liquid if the dealer agrees that the Fund may repurchase the OTC option it has written for a maximum price to be calculated by a predetermined formula. In such cases, the OTC option would be considered illiquid only to the extent the maximum repurchase price under the formula exceeds the intrinsic value of the option. Accordingly, each Fund will treat dealer options as subject to the Fund's limitation prohibiting investment of more than 15% of its net assets in illiquid securities. If the SEC changes its position on the liquidity of dealer options, each Fund will change its treatment of such instruments accordingly.

         SPREAD OPTION TRANSACTIONS. The Funds may purchase from and sell to securities dealers covered spread options. Such covered spread options are not presently exchange listed or traded. The purchase of a spread option gives a Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to the Funds in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect the Funds against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high-quality and lower quality securities. Such protection is only provided during the life of the spread option. The security covering the spread option will be maintained in a segregated account by the Funds' custodian. The Funds do not consider a security covered by a spread option to be "pledged" as that term is used in each Fund's policy limiting the pledging or mortgaging of its assets.

         OPTIONS ON SECURITIES AND OTHER FINANCIAL INDICES. The Funds may purchase and sell call and put options on securities indices and other financial indices. In so doing, each Fund can achieve many of the same objectives it would achieve through the sale or purchase of options on individual securities or other instruments. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, options on indices settle by cash settlement; that is, an option on an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments comprising the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.


         OTHER OPTIONS. Although the Funds have no current intention of entering into options transactions other than those described herein, each Fund reserves the right to purchase or sell options on instruments and indices which may be developed in the future to the extent consistent with applicable law and each Fund's investment objective(s) and restrictions as in effect at such time.

HYBRID INSTRUMENTS



         These instruments (a type of potentially high-risk derivative) can combine the characteristics of securities, futures, and options. For example, the principal amount or interest rate of a hybrid could be tied (positively or negatively) to the price of some commodity, currency, or securities index or another interest rate (each a "benchmark"). Hybrids can be used as an efficient means of pursuing a variety of investment goals, including currency hedging, duration management, and increased total return. Hybrids may not bear interest or pay dividends. The value of a hybrid or its interest rate may be a multiple of a benchmark and, as a result, may be leveraged and move (up or down) more steeply and rapidly than the benchmark. These benchmarks may be sensitive to economic and political events, such as commodity shortages and currency devaluations, which cannot be readily foreseen by the purchaser of a hybrid. Under certain conditions, the redemption value of a hybrid could be zero. Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S. dollar-denominated debt security that has a fixed principal amount and pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes the Fund to the credit risk of the issuer of the hybrid. These risks may cause significant fluctuations in the net asset value of the Fund. Hybrids can have volatile prices and limited liquidity and their use by the Fund may not be successful. The Fund may invest up to 10% of its total assets in hybrid instruments.


TEMPORARY INVESTMENTS

         In response to unfavorable conditions in the high yield market, the High Yield Fund may invest, without limitation, in money market securities, cash or higher rated bonds, which could cause the High Yield Fund not to meet its investment objective. The Emerging Markets Fund may also invest in cash or money market securities readily convertible to cash. These cash positions may be increased without limitation during periods of unusual market volatility as a short-term defense. In addition, the Emerging Markets Fund may invest substantially all of its assets in the securities of only one country, including the United States, for temporary defensive purposes.


                             INVESTMENT RESTRICTIONS



HIGH YIELD FUND



         Restrictions (1) through (10) below are fundamental. Fundamental policies may not be changed without the approval of the lesser of: (i) 67% of the High Yield Fund's shares present at a meeting of shareholders if the holders of more than 50% of the outstanding shares are present in person or by proxy; or
(ii) more than 50% of the High Yield Fund's outstanding shares. All other restrictions are operating policies and are subject to change by the Trustees without shareholder approval. Any investment restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition of securities or assets of, or borrowings by, the High Yield Fund.

FUNDAMENTAL POLICIES OR RESTRICTIONS OF THE HIGH YIELD FUND:

         As a matter of fundamental policy, the High Yield Fund may not:

                  (1) Borrowing. Borrow money, except the Fund may borrow from banks as a temporary measure for extraordinary or emergency purposes in amounts not exceeding 15% of its total assets valued at market. The Fund will not borrow in order to increase income (leveraging), but only to facilitate redemption requests which might otherwise require untimely disposition of portfolio securities. The Fund will not purchase additional securities when money borrowed exceeds 5% of total assets. For purposes of this restriction, entering into futures contracts or reverse repurchase agreements will not be deemed a borrowing;

                  (2) Commodities. Purchase or sell commodities or commodity contracts, except that it may enter into futures contracts and options thereon;

                  (3) Percent Limit on Assets Invested in any one Issuer. Purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of the Fund's total assets would be invested in the securities of a single issuer, except that up to 25% of the value of the Fund's total assets may be invested without regard to these restrictions;

                  (4) Percent Limit on Share Ownership of any one Issuer. Purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 10% of the outstanding voting securities of any issuer would be held by the Fund, except that up to 25% of the value of the Fund's total assets may be invested without regard to these restrictions;

                  (5) Industry Concentration. Purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, 25% or more of the value of the Fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry;

                  (6) Real Estate. Purchase or sell real estate or real estate limited partnerships (although it may purchase securities secured by real estate or interests therein, or issued by companies which invest in real estate or interests therein);

                  (7) Loans. Make loans, although the Fund may: (i) purchase obligations in which it is authorized to invest and enter into repurchase agreements; and (ii) lend portfolio securities provided that no such loan may be made if, as a result, the aggregate of such loans would exceed one-third of the value of the Fund's total assets. For purposes of this restriction, collateral arrangements with respect to options and futures transactions shall not be deemed to be a loan;

                  (8) Senior Securities. Issue any class of securities senior to any other class of securities, except to the extent that the borrowing of money in accordance with restriction 1. or the entering into reverse repurchase agreements as described in restriction 10. may constitute the issuance of a senior security. For purposes of this restriction, purchasing forward commitments and engaging in options or futures transactions will not be deemed to constitute the issuance of a senior security;

                  (9) Underwriting. Underwrite securities issued by other persons, except: (i) to the extent that the Fund may be deemed to be an underwriter within the meaning of the 1933 Act in connection with the purchase of securities directly from the issuer in accordance with the Fund's investment objective, policies, and restrictions; and (ii) the later disposition of restricted securities; or

                  (10) Reverse Repurchase Agreements. Enter into reverse repurchase agreements if the total of such investments would exceed 5% of the total assets of the Fund.

NON-FUNDAMENTAL POLICIES OR RESTRICTIONS OF THE HIGH YIELD FUND:

                  As a matter of non-fundamental policy, the High Yield Fund will not:

                  (11) Control of Portfolio Companies. Invest in companies for the purpose of exercising management or control;

                  (12) Equity Securities. Invest more than 10% of the Fund's total assets in common stocks (including up to 5% in warrants);

                  (13) Futures Contracts. Enter into futures contracts or options thereon if, as a result thereof, more than 5% of the Fund's total assets (taken at market value at the time of entering into the contract) would be committed to initial margin and premiums on such contracts or options thereon, provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount, as defined in certain CFTC regulations, may be excluded in computing such 5%;

                  (14) Investment Companies. Purchase securities of other investment companies if the purchase would cause more than 10% of the value of the Fund's total assets to be invested in investment company securities, provided that: (i) no investment will be made in the securities of any one investment company if immediately after such investment more than 3% of the outstanding voting securities of such company would be owned by the Fund or more than 5% of the value of the Fund's total assets would be invested in such company; and
                  (ii) no restrictions shall apply to a purchase of investment company securities in connection with a merger, consolidation or reorganization. For purposes of this restriction, privately issued collateralized mortgage obligations will not be treated as investment company securities if issued by "Exemptive Issuers." Exemptive Issuers are defined as unmanaged, fixed-asset issuers that: (i) invest primarily in mortgage-backed securities; (ii) do not issue redeemable securities as defined in section 2(a)(32) of the Investment Company Act of 1940, as amended (the "1940 Act"); (iii) operate under general exemptive orders exempting them from "all provisions of" the 1940 Act; and (iv) are not registered or regulated under the 1940 Act as investment companies;

                  (15) Oil and Gas Programs. Purchase participations or other direct interests or enter into leases with respect to oil, gas, other mineral exploration or development programs;


                  (16) Options, etc. Invest in options except in furtherance of the Fund's investment objective and policies, and in this connection the Fund may: (i) buy and sell covered and uncovered put, call and spread options on securities, securities and other financial indices, and currencies; and
                  (ii) purchase, hold, and sell contracts for the future delivery of securities and currencies and warrants where the grantor of the warrants is the issuer of the underlying securities;

                  (17) Ownership of Portfolio Securities by Officers and Trustees. Purchase or retain the securities of any issuer if, to the knowledge of the Trust's management, those officers and Trustees of the Trust, and of the Adviser, who each owns beneficially more than 0.5% of the outstanding securities of such issuer, together own beneficially more than 5% of such securities;

                  (18) Purchases on Margin. Purchase securities on margin, except for use of short-term credit necessary for clearance of purchases of portfolio securities. For purposes of this restriction, collateral arrangements with respect to options and futures transactions shall not be deemed to involve the use of margin;

                  (19) Illiquid Securities. Invest more than 15% of the value of its net assets in illiquid securities;

                  (20) Unseasoned Issuers. Purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of the Fund's total assets would be invested in the securities of issuers which at the time of purchase had been in operation for less than three years, including predecessors and unconditional guarantors; or

                  (21) Short Sales. Sell securities short if, after giving effect to such short sale, the total market value of all securities sold short would exceed 2% of the Fund's net assets or sell securities short unless the securities are listed on a national securities exchange.



EMERGING MARKETS FUND



         Restrictions (1) through (8) below are fundamental. Fundamental policies may not be changed without the approval of the lesser of: (i) 67% of the Emerging Markets Fund's shares present at a meeting of shareholders if the holders of more than 50% of the outstanding shares are present in person or by proxy; or (ii) more than 50% of the Emerging Markets Fund's outstanding shares. All other restrictions are operating policies and are subject to change by the Trustees without shareholder approval. Any investment restriction which involves a maximum percentage of securities or assets shall not be considered to be violated unless an excess over the percentage occurs immediately after, and is caused by, an acquisition of securities or assets of, or borrowings by, the Emerging Markets Fund.

FUNDAMENTAL POLICIES OR RESTRICTIONS OF THE EMERGING MARKETS FUND:

         As a matter of fundamental policy, the Emerging Markets Fund may not:

                  (1) Borrowing. Borrow money, except the Fund may borrow from banks as a temporary measure for extraordinary or emergency purposes in amounts not exceeding 33% of its total assets valued at market. The Fund will not borrow in order to increase income (leveraging), but only to facilitate redemption requests which might otherwise require untimely disposition of portfolio securities. The Fund will not purchase additional securities when money borrowed exceeds 5% of total assets. For purposes of this restriction, entering into futures contracts or reverse repurchase agreements will not be deemed a borrowing;

                  (2) Commodities. Purchase or sell commodities or commodity contracts, except that it may enter into futures contracts and options thereon;

                  (3) Industry Concentration. Purchase the securities of any issuer (other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities) if, as a result, 25% or more of the value of the Fund's total assets would be invested in the securities of issuers having their principal business activities in the same industry;

                  (4) Real Estate. Purchase or sell real estate or real estate limited partnerships (although it may purchase securities secured by real estate or interests therein, or issued by companies which invest in real estate or interests therein);

                  (5) Loans. Make loans, although the Fund may: (i) purchase obligations in which it is authorized to invest and enter into repurchase agreements; and (ii) lend portfolio securities provided that no such loan may be made if, as a result, the aggregate of such loans would exceed one-third of the value of the Fund's total assets. For purposes of this restriction, collateral arrangements with respect to options and futures transactions shall not be deemed to be a loan;

                  (6) Senior Securities. Issue any class of securities senior to any other class of securities, except to the extent that the borrowing of money in accordance with restriction 1. or the entering into reverse repurchase agreements as described in restriction 8. may constitute the issuance of a senior security. For purposes of this restriction, purchasing forward commitments and engaging in options or futures transactions will not be deemed to constitute the issuance of a senior security;

                  (7) Underwriting. Underwrite securities issued by other persons, except: (i) to the extent that the Fund may be deemed to be an underwriter within the meaning of the 1933 Act in connection with the purchase of securities directly from the issuer in accordance with the Fund's investment objective, policies, and restrictions; and (ii) the later disposition of restricted securities; or

                  (8) Reverse Repurchase Agreements. Enter into reverse repurchase agreements if the total of such investments would exceed 5% of the total assets of the Fund.

NON-FUNDAMENTAL POLICIES OR RESTRICTIONS OF THE EMERGING MARKETS FUND:

         As a matter of non-fundamental policy, the Emerging Markets Fund will not:

                  (9) Control of Portfolio Companies. Invest in companies for the purpose of exercising management or control;

                  (10) Equity Securities. Invest more than 10% of the Fund's total assets in common stocks (including up to 5% in warrants);

                  (11) Futures Contracts. Enter into futures contracts or options thereon if, as a result thereof, more than 5% of the Fund's net assets (taken at market value at the time of entering into the contract) would be committed to initial margin and premiums on such contracts or options thereon, provided, however, that in the case of an option that is in-the-money at the time of purchase, the in-the-money amount, as defined in CFTC regulations, may be excluded in computing such 5%;

                  (12) Investment Companies. Purchase securities of other investment companies if the purchase would cause more than 10% of the value of the Fund's total assets to be invested in investment company securities, provided that: (i) no investment will be made in the securities of any one investment company if immediately after such investment more than 3% of the outstanding voting securities of such company would be owned by the Fund or more than 5% of the value of the Fund's total assets would be invested in such company; and
                  (ii) no restrictions shall apply to a purchase of investment company securities in connection with a merger, consolidation or reorganization. For purposes of this restriction, privately issued collateralized mortgage obligations will not be treated as investment company securities if issued by "Exemptive Issuers." Exemptive Issuers are defined as unmanaged, fixed-asset issuers that: (i) invest primarily in mortgage-backed securities; (ii) do not issue redeemable securities as defined in section 2(a)(32) of the 1940 Act;
                  (iii) operate under general exemptive orders exempting them from "all provisions of" the 1940 Act; and (iv) are not registered or regulated under the 1940 Act as investment companies;

                  (13) Oil and Gas Programs. Purchase participations or other direct interests or enter into leases with respect to oil, gas, other mineral exploration or development programs;

                  (14) Options, etc. Invest in options except in furtherance of the Fund's investment objective and policies, and in this connection the Fund may: (i) buy and sell covered and uncovered put, call and spread options on securities, securities and other financial indices, and currencies; and
                  (ii) purchase, hold, and sell contracts for the future delivery of securities and currencies and warrants where the grantor of the warrants is the issuer of the underlying securities; or

                  (15) Illiquid Securities. Invest more than 15% of the value of its net assets in illiquid securities.




                             MANAGEMENT OF THE TRUST



         The Trust is governed by a Board of Trustees which is responsible for protecting the interests of shareholders. The trustees are experienced business persons who meet throughout the year to oversee the Trust's activities, review contractual arrangements with companies that provide services to the Funds, and review performance. The Trustees and officers of the Trust, together with information as to their principal occupations during the past five years, are listed below. The Trustees who are considered "interested persons" of the Adviser, of Summit Investment Partners, LLC, the sub-adviser of the Funds
(the "Sub-Adviser") or of the Trust as defined under Section 2(a)(19) of the 1940 Act, are noted with an asterisk (*).



---------------------------------------- --------------------------------------- ---------------------------------------
         NAME, ADDRESS AND AGE               POSITION(S) HELD WITH REGISTRANT       PRINCIPAL OCCUPATION(S) DURING THE
                                                                                              PAST 5 YEARS
---------------------------------------- --------------------------------------- ---------------------------------------
---------------------------------------- --------------------------------------- ---------------------------------------
Theodore H. Emmerich                     Trustee                                 Consultant; Director of Summit
1201 Edgecliff Place                                                             Funds, Inc. (investment company);
Cincinnati, OH  45206                                                            formerly partner Ernst & Whinney
74 years old                                                                     (Certified Public Accountants)
---------------------------------------- --------------------------------------- ---------------------------------------
---------------------------------------- --------------------------------------- ---------------------------------------
T. Ashley Cooper                         Trustee                                 Cooper Downs Development
70 Oak Ridge Avenue                                                              President - (residential home
Summit, NJ  07901                                                                development company) (August 1998 -
39 years old                                                                     present); Senior Managing Director -
                                                                                 NationsBank Montgomery Securities
                                                                                 (broker-dealer) (1997 to August
                                                                                 1998); Senior Vice President - Lehman
                                                                                 Brothers Inc. (broker-dealer)
                                                                                 (1995-1996); and Vice President -
                                                                                 Salomon Brothers Inc. (broker-dealer)
                                                                                 (1982-1994).
---------------------------------------- --------------------------------------- ---------------------------------------
---------------------------------------- --------------------------------------- ---------------------------------------
Dr. Bruce H. Olson                       Trustee                                 Professor of Finance, Miami
120 Upham Hall                                                                   University (Oxford, OH).
Miami University
Oxford, OH  45056
65 years old
---------------------------------------- --------------------------------------- ---------------------------------------
---------------------------------------- --------------------------------------- ---------------------------------------
James F. Smith*                          Trustee and President                   Director, President and Chief
30 Montgomery Street                                                             Financial Officer of Freeman
Jersey City, NJ  07302                                                           Securities Company, Inc.
56 years old                                                                     (broker-dealer)
---------------------------------------- --------------------------------------- ---------------------------------------
---------------------------------------- --------------------------------------- ---------------------------------------
Steven R. Sutermeister*                  Trustee and Chairman                    Representative of the Adviser
312 Elm Street, Suite 2525                                                       (January, 1994-present); Senior Vice
Cincinnati, OH  45202                                                            President of The Union Central Life
46 years old                                                                     Insurance Company (August,
                                                                                 1991-present), President of the
                                                                                 Sub-Adviser.
---------------------------------------- --------------------------------------- ---------------------------------------
---------------------------------------- --------------------------------------- ---------------------------------------
Nimish Bhatt                            Treasurer                                Vice President of BISYS Fund
3435 Stelzer Road                                                                Services Limited Partnership
Columbus, OH 43219                                                               (since July, 1996);
37 years old                                                                     officer of other investment companies
                                                                                 administered by BISYS Fund
---------------------------------------- --------------------------------------- ---------------------------------------
---------------------------------------- --------------------------------------- ---------------------------------------


---------------------------------------- --------------------------------------- ---------------------------------------
         NAME, ADDRESS AND AGE               POSITION(S) HELD WITH REGISTRANT       PRINCIPAL OCCUPATION(S) DURING THE
                                                                                              PAST 5 YEARS

---------------------------------------- --------------------------------------- ---------------------------------------
---------------------------------------- --------------------------------------- ---------------------------------------
                                                                                 Services Limited Partnership and its
                                                                                 affiliates; prior to joining Bisys, he
                                                                                 was Assistant Vice President of First
                                                                                 Union Evergreen from January, 1995 to July
                                                                                 1996 and Price Waterhouse from 1990 to 1994.

---------------------------------------- --------------------------------------- ---------------------------------------
---------------------------------------- --------------------------------------- ---------------------------------------
John J. Quillin                          Secretary                               Vice President of Client Services and
3435 Stelzer Road                                                                employee, BISYS Fund Services
Columbus, OH 43219                                                               Limited Partnership (since February
41 years old                                                                     1996); formerly, employee of Bay Bank
                                                                                 (June 1987 through February 1996).
---------------------------------------- --------------------------------------- ---------------------------------------
---------------------------------------- --------------------------------------- ---------------------------------------
Alaina Metz                              Assistant Secretary                     Employee, BISYS Fund Services
3435 Stelzer Road                                                                Limited Partnership (since June
Columbus, OH 43219                                                               1995); Supervisor, Alliance Capital
33 years old                                                                     Management prior thereto.
---------------------------------------- --------------------------------------- ---------------------------------------
---------------------------------------- --------------------------------------- ---------------------------------------
Robert A. Tuch                           Assistant Secretary                     Employee, BISYS Fund Services
3435 Stelzer Road                                                                Limited Partnership (since 1991).
Columbus, OH 43219
49 years old
---------------------------------------- --------------------------------------- ---------------------------------------
---------------------------------------- --------------------------------------- ---------------------------------------
Richard F. Froio                         Assistant Secretary                     Since April 1999, an employee of
3435 Stelzer Road                                                                BISYS Fund Services, Inc., general
Columbus, OH 43219                                                               partner of the Distributor, and an
32 years old                                                                     officer of other investment companies
                                                                                 administered by Administrator or its
                                                                                 affiliates. From March 1998 to April
                                                                                 1999, an employee of Loomis, Sayles &
                                                                                 Company. From February 1997 to March
                                                                                 1998, an employee of Fidelity Management
                                                                                 and Research Company. From October 1995
                                                                                 to February 1997, Vice President, South
                                                                                 Shore Security Systems, Inc. From January
                                                                                 1992 to October 1995, employee of Scudder,
                                                                                 Stevens and Clark.
---------------------------------------- --------------------------------------- ---------------------------------------
---------------------------------------- --------------------------------------- ---------------------------------------

COMPENSATION OF TRUSTEES


         The Trust does not pay any remuneration to its Trustees who are officers or employees of the Adviser, the Sub-Adviser, BISYS Fund Services Limited Partnership, the Trust's administrator (the "Administrator") or their affiliates. Trustees not so affiliated receive an annual retainer of $6,000 and a fee of $500 for each meeting of the Trustees which they attend in person or by telephone. Trustees are reimbursed for travel and other out-of-pocket expenses.

         For the fiscal year ended May 31, 2000, the Trustees received the following compensation from the Trust:


------------------------------------------------------------ -----------------------------------------------------------
                                                                               AGGREGATE COMPENSATION
             NAME AND POSITION WITH THE TRUST                                      FROM THE TRUST(1)
------------------------------------------------------------ -----------------------------------------------------------
------------------------------------------------------------ -----------------------------------------------------------
Theodore H. Emmerich, Trustee                                                          $9,000
------------------------------------------------------------ -----------------------------------------------------------
------------------------------------------------------------ -----------------------------------------------------------
T. Ashley Cooper, Trustee                                                              $9,000
------------------------------------------------------------ -----------------------------------------------------------
------------------------------------------------------------ -----------------------------------------------------------
Dr. Bruce H. Olsen, Trustee                                                            $9,000
------------------------------------------------------------ -----------------------------------------------------------
------------------------------------------------------------ -----------------------------------------------------------
James F. Smith, Trustee and President                                                  $0
------------------------------------------------------------ -----------------------------------------------------------
------------------------------------------------------------ -----------------------------------------------------------
Steven R. Sutermeister, Trustee and Chairman                                           $0
------------------------------------------------------------ -----------------------------------------------------------

--------------------------

+ As of May 31, 2000, the "Fund Complex" consisted of one investment company, the Trust, and two portfolios, the High Yield Fund and the Emerging Markets Fund.

         The officers listed above are furnished to the Trust by the Adviser or the Administrator (see "Management-Related Services -- Administrator") and receive no compensation from the Trust. These officers spend only a portion of their time on the affairs of the Trust. As of September 5, 2000, the officers and Trustees, individually and as a group, owned beneficially less than 1% of the outstanding shares of each class of shares of the High Yield Fund and of the Emerging Markets Fund.

         Waivers of the sales charges for Class A shares of the Funds apply for the following investors, as well as for other investors as described in the
Prospectus:

         - A Trustee or officer of the Trust, or the immediate families (i.e., the spouse or any children) of such persons.

         - Directors, trustees, employees, and family members of the o Adviser or "Affiliated Providers;"(1) or trade organizations to which the Adviser or the Administrator belong.

--------------------------

(1) Affiliated Providers are affiliates of the Adviser and any organization that provides services to the Fund.

         - Any Union Central Life separate account used to fund tax-qualified variable annuity contracts; a director, officer, full-time employee or sales representative of Union Central Life or any of its affiliates, or the Distributor or any of its affiliates; the immediate families of such persons; or any trust, pension, profit-sharing or other benefit plan for such persons.

         These waivers have been established as incentives to encourage persons involved with operating and servicing the Funds to use their best efforts to further the performance of the Funds and to attract the highest caliber people possible to such positions.


CODE OF ETHICS

         The Trust, its investment adviser, sub-adviser and principal underwriter have each adopted a code of ethics, as required by federal securities laws. Under each codes of ethics, persons who are designated as access persons may engage in personal securities transactions, including transactions involving securities that may be purchased or sold by any Fund, subject to certain restrictions and procedures. Each code of ethics also contains certain reporting requirements and securities trading clearance procedures. The codes of ethics are on file with the Securities and Exchange Commission.

              CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

         As of September 5, 2000, The Union Central Life Insurance Company ("Union Central Life"), an Ohio mutual insurance company having its principal offices at 1876 Waycross Road, Cincinnati, Ohio 45240, owned of record 3,389,021.400 outstanding Class A shares or 82.044% of such shares of the High Yield Fund and 3,103,300.166 outstanding Class A shares or 98.606% of such shares of the Emerging Markets Fund.

         As of September 5, 2000, the following individuals owned 5% or more of the High Yield Fund Class B shares:

            Name and Address                Share Balance            Percentage

      McDonald Investments Inc. C FBO              3,352               10.010%
      Edwin H. Sypolt IRA
      6785 Thicket Hill Court
      Florence, KY 41042-1188

      Helen C. Hinckley                            5,096               15.219%
      The Regency No 1912
      2444 Madison Road
      Cincinnati, OH  45208-1256

      Gladys K. Patterson                     11,148.272               33.293%
      6925 Clymer Drive
      Reynoldsburg, OH  43068-2408

      McDonald Investments, Inc. C FBO         1,946.597                5.813%
      Evelyn F. Watts IRA Rollover Speer
      5464 Leumas Road
      Cincinnati, OH 45239

      Sara E. Doepke TTEE                             5,682          16.969%
      Sara E. Doepke Living Trust
      3856 Homewood Road
      Cincinnati, OH  45227


         As of September 5, 2000, BISYS Fund Services Ohio Inc., 3435 Stelzer Road, Columbus, Ohio 43219, owned of record and beneficially 206.873 outstanding Class B shares or 100% of such shares of the Emerging Markets Fund.


         Under the 1940 Act, Union Central Life is deemed a controlling person of the High Yield Fund and the Emerging Markets Fund. Union Central Life is an Ohio mutual insurance company and is publicly owned. A controlling person possesses the ability to control the outcome of matters submitted for stockholder vote.



                          INVESTMENT ADVISORY SERVICES



THE INVESTMENT ADVISER




         First Summit Capital Management ("FSCM," the "Adviser" or the "Joint Venture"), a joint venture having its principal offices at 312 Elm Street, Suite 2525, Cincinnati, OH 45202, is the investment adviser to the Funds. FSCM is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). FSCM was organized principally for purposes of sponsoring and managing the investments of the Trust pursuant to a Joint Venture Agreement dated January 4, 1994 (the "Joint Venture Agreement") between Summit Investment Partners, Inc., ("Summit"), formerly known as Carillon Advisors, Inc., an Ohio corporation, and Freeman Holding Company, Inc. ("Freeman"), a Delaware corporation (collectively, the "Parties"). Under the Joint Venture Agreement, Summit serves as the general manager of the Adviser and is responsible for maintaining its books of account and other financial records and for preparing its quarterly financial statements. Summit has full authority to act on behalf of the Adviser except with respect to matters involving single commitments in excess of $10,000 which must be approved by both Summit and Freeman. Each of Summit and Freeman is authorized to appoint two representatives to serve, in effect, as officers of the Adviser. Pursuant to the provisions of the Joint Venture Agreement, Summit and Freeman agreed that the initial number of Trustees of the Trust would be six, of which three would be designated by Summit and three would be designated by Freeman. If the vacancy on the Board increases for any reason, including any increase in the number of Trustees, and is to be filled by action of the Trustees, no recommendation of candidates to fill such vacancy will be made by the Joint Venture, Freeman or Summit without the consent of both Summit and Freeman.

         Summit and Freeman are general partners of FSCM. Summit, which is located at 312 Elm Street, Suite 2525, Cincinnati, OH 45202, is a division of Union Central Life. Union Central Life is a mutual company owned by its policyholders, none of which owns ten percent or more of Union Central Life. Freeman is the parent corporation of Freeman Securities Company, Inc. ("Freeman Securities"), a New Jersey corporation which is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended (the "1934 Act"), and is a member of the National Association of Securities Dealers, Inc. (the "NASD"). While Freeman Securities qualifies as an "Affiliated Broker" under the proxy rules under the 1934 Act, the Funds did not pay any brokerage commissions to Freeman Securities during the fiscal year ended May 31, 2000. Freeman has its principal offices at 30 Montgomery Street,
Jersey City, NJ 07302. Freeman is, in turn, majority-owned by the Freeman Securities' Savings and Investment Plan and Employee Stock Ownership Plan. The trustees of both such plans are Malcolm B. Sheldrick, Jr. and James F. Smith. Mr. Smith is also a Trustee and President of the Trust.


         Under the terms of the Joint Venture Agreement, Freeman initially agreed to make an aggregate capital contribution to the Joint Venture not exceeding $500,000, and Summit agreed to arrange for the investment by its parent, Union Central Life, of $25 million in shares of the High Yield Fund. Summit and Freeman will share in the profits and losses of the Joint Venture in the ratio of 51% to 49%, except that Freeman alone will bear the initial $500,000 in losses. The Joint Venture may be terminated and dissolved: (i) at any time upon the agreement of the parties; (ii) 90 days after receipt by one party of written notice from the other confirming the parties' failure to agree on a matter requiring their agreement; (iii) on the occurrence of an event of dissolution under Ohio laws; (iv) on the imposition on either party of any sanction resulting in the suspension or revocation of its authorization to do business by any state or Federal securities regulatory authority or on the conviction of either for any criminal conduct constituting a felony; (v) on the filing by or with respect to either party of any petition under applicable Federal or state law regarding their bankruptcy, insolvency or other relief for debtors, the adjudication of either as bankrupt or insolvent, or the appointment for either of a trustee or liquidator of any substantial portion of its property; or (vi) on December 1, 2003, unless the Parties extend such date for periods not exceeding five years. In the event of termination and dissolution of the Joint Venture, Summit, or any affiliate thereof, would have the first right to purchase all of the interest of Freeman in the Joint Venture. If such right were not exercised, Freeman, or any affiliate thereof, would have the right to purchase all of the interest of Summit in the Joint Venture. In 1996, each general partner contributed $150,000 in additional capital to the Joint Venture.

THE ADVISORY AGREEMENT



         The Adviser serves as investment adviser to the Funds pursuant to an Investment Advisory Agreement with the Trust dated June 27, 1994, as amended and restated December 16, 1997 (the "Advisory Agreement"). The Advisory Agreement applies identically in all material respects to the Funds except for their provisions relating to compensation of the Adviser and except as otherwise noted below. Under the Advisory Agreement, the Adviser, subject to the supervision of the Trustees, provides a continuous investment program for each Fund, including investment research and management with respect to all securities, investments and cash equivalents, in accordance with each Fund's investment objective, policies and restrictions as set forth in its prospectus, this SAI and the resolutions of the Trustees. The Adviser is responsible for effecting all security transactions on behalf of each Fund, including the allocation of principal business and portfolio brokerage and the negotiation of commissions. It also maintains books and records with respect to the securities transactions of each Fund and furnishes to the Trustees such periodic or other reports as the Trustees may request.

         During the term of the Advisory Agreement, the Adviser pays all expenses incurred by it in connection with its activities thereunder except the cost of securities (including brokerage commissions, if any) purchased for the Funds. The advisory services furnished by the Adviser under the Advisory Agreement are not exclusive, and the Adviser is free to perform similar services for others.

         Unless sooner terminated in accordance with its terms, the Advisory Agreement may be continued from year to year after June 27, 1996, provided that such continuance is approved at least annually by a vote of the holders of a "majority" (as defined in the 1940 Act) of the outstanding voting securities of the respective Fund, or by the Trustees, and in either event by vote of a majority of the Trustees of the Trust who are not parties to either Advisory Agreement or "interested persons" (as defined in the 1940 Act) of any such party, cast in person at a meeting called for the purpose of voting on such approval. The required shareholder approval of any continuance will be effective with respect to a Fund if a majority of the outstanding voting securities of that Fund votes to approve such continuance, notwithstanding that continuance may not have been approved by the other Fund, of the Trust or by a majority of the voting securities of the Trust.

         If the shareholders of a Fund fail to approve any continuance of the Fund's Advisory Agreement, the Adviser will continue to act as such with respect to that Fund pending the required approval of the continuance of such agreement, of a new contract with the Adviser or different investment adviser, or other definitive action. The compensation received by the Adviser during such period will be no more than its actual costs incurred in furnishing investment advisory and management services to the Fund or the amount it would have received under the appropriate Advisory Agreement, whichever is less.

         Each Advisory Agreement will automatically terminate in the event of any transfer or assignment thereof, as defined in the 1940 Act, and may be terminated without penalty at any time upon 60 days' written notice to the other party: (i) by the majority vote of all the Trustees or by majority vote of the outstanding shares of the appropriate Fund; or (ii) by the Adviser.

         The Advisory Agreements may be amended by the parties provided that such amendment is specifically approved by the vote of a majority of the outstanding voting securities of the appropriate Fund and by the vote of a majority of the Trustees who are not interested persons of the Fund or of the Adviser, cast in person at a meeting called for the purpose of voting upon such approval. The required shareholder approval of any amendment shall be effective with respect to a Fund if a majority of the outstanding voting securities of the appropriate Fund vote to approve the amendment, notwithstanding that the amendment may not be approved by a majority of the outstanding voting securities of the Trust.

         Under the terms of each Advisory Agreement, the Adviser will be liable to each Fund or the Trust only for losses resulting from a breach of fiduciary duty with respect to the receipt of compensation for services, willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

THE ADVISORY FEES



         The advisory fees payable to the Adviser are described in the prospectuses. As described in the High Yield Fund's prospectus, as full compensation for services furnished to the High Yield Fund and expenses of the High Yield Fund assumed by the Adviser, the High Yield Fund pays the Adviser an advisory fee which increases or decreases based on the total return investment performance of the High Yield Fund for the prior twelve-month period relative to the percentage change in the Salomon Brothers High Yield Market Index (the "Index") for the same period (the "Index Return"). A general description of the Index is set forth in the High Yield Fund's prospectus. In the event the Index is no longer published or available or becomes an inappropriate measure of the High Yield Fund's performance, the Trustees will meet to approve another appropriate index or will negotiate a fixed advisory fee with the Adviser. The Advisor has made a contractual commitment as of March 31, 1999 to waive all or a portion of its advisory fee or to assume as its own expense certain expenses otherwise payable by the High Yield Fund so as to limit the Fund's total annual fund operating expenses to 1.60% for the Class A shares and 2.35% for the Class B shares of the High Yield Fund.


         The High Yield Fund paid the Adviser for investment advisory services, $262,141 for the fiscal year ended 1998, $266,304 for the fiscal year ended May 31, 1999 and $182,407 for the fiscal year ended May 31, 2000. The Adviser waived investment advisory fees in the amounts of $171,891 for the fiscal year ended May 31, 1998, $37,165 for the fiscal year ended May 31, 1999 and $27,871 for the fiscal year ended May 31, 2000.

         As described in the Emerging Markets Fund's prospectus, as full compensation for services furnished to the Emerging Markets Fund and expenses of the Emerging Markets Fund assumed by the Adviser, the Emerging Markets Fund pays the Adviser an advisory fee equal to 0.75% of the Emerging Markets Fund's average daily net assets. The Adviser has made a contractual commitment as of March 31, 1999 to waive all or a portion of its advisory fee or to assume as its expense certain expenses otherwise payable by the Emerging Markets Fund so as to limit the Fund's total operating expenses to 2.00% for the Class A shares and 2.75% for the Class B shares of the Emerging Markets Fund. The Emerging Markets Fund commenced operations on December 31, 1997 and paid the Adviser for investment advisory services, $61,669 for the period from December 31, 1997 to May 31, 1998, $129,500 for the fiscal year ended May 31, 1999, and $145,355 for the fiscal year ended May 31, 2000. The Adviser waived investment advisory fees in the amount of $15,511 for the period that began on December 31, 1997 and ended on May 31, 1998, 27,944 for the fiscal year ended May 31, 1999, and $29,230 for the fiscal year ended May 31, 2000.




THE SUB-ADVISER


         Summit Investment Partners, LLC (the "Sub-Adviser"), an Ohio limited liability company with offices at 312 Elm Street, Suite 2525, Cincinnati, Ohio 45202, is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Sub-Adviser is a division of Union Central Life.

All the personnel of Summit, formerly Carillon, who were providing investment advisory services to the Trust prior to the restructuring continued to provide such services to the Trust as personnel of the Sub-Adviser.

THE SUB-ADVISORY AGREEMENT


         The Sub-Adviser serves as sub-adviser of the Trust pursuant to an Investment Sub-Advisory Agreement with the Adviser dated September 18, 1996, as amended (the "Sub-Advisory Agreement"). Under the Sub-Advisory Agreement, the Sub-Adviser provides, subject to the Adviser's direction, a portion of the investment advisory services for which the Adviser is responsible pursuant to the Advisory Agreement relating to the Funds. The Sub-Adviser provides investment research and advice with respect to securities and investments and cash equivalents in the Funds. Research services provided by the Sub-Adviser include information, analytical reports, computer screening studies, statistical data and factual resumes pertaining to high yield securities (for both Funds) and emerging market securities (for the Emerging Markets Fund). Such supplemental research may be subject to additional analysis by the Adviser.
The Board of Directors of the Trust has approved an amendment of the Sub-Advisory Agreement to reflect the changes in the investment sub-adviser of the Trust as described above. Aside from the change in name and organization of the investment sub-adviser, the Sub-Advisory Agreement remained the same as before.


         The Sub-Advisory Agreement is renewable annually for successive periods not to exceed one year (i) by a vote of the Trustees or by a vote of a majority of the outstanding voting shares of the Fund, and (ii) by the vote of a majority of the Trustees of the Trust who are not parties of the Sub-Advisory Agreement or "interested persons" (as such term is defined in the 1940 Act) thereof, cast in person at a meeting called for the purpose of voting on such approval.

         The Sub-Advisory Agreement may be terminated at any time, without payment of any penalty, by the Trustees or by a vote of a majority of the outstanding voting securities of the Fund, upon sixty days' written notice to the Adviser and the Sub-Adviser, and by the Adviser or the Sub-Adviser, upon ninety days' written notice to the other party and the Fund. The Sub-Advisory Agreement shall terminate automatically in the event of any transfer or assignment thereof, as defined in the 1940 Act, and the Sub-Advisory Agreement shall terminate automatically in the event of any act or event that terminated the Advisory Agreement.

         Effective as of January 1, 1999, under the Sub-Advisory Agreement, the Sub-Adviser receives from FSCM a fee at an annual rate of 0.50% of the average daily net assets of each Fund, provided that the total fee for each year shall not exceed $125,000 per Fund for services rendered. If the Sub-Adviser renders services to the Adviser under the Sub-Advisory Agreement for a period of less than twelve months in length for a Fund, the Sub-Adviser is entitled to a pro-rata portion of such fee for such Fund, or such other fee as shall be agreed to by the Adviser and the Sub-Adviser, not to exceed the equivalent of the pro-rata portion of such fee for such Fund. In the event that the amount payable as the Sub-Adviser's fees exceeds the amount of advisory fees paid to the Adviser pursuant to the Advisory Agreement, the difference will be shared equally by the Adviser's general partners, Freeman and Summit, or paid by FSCM.

         FSCM paid the Sub-Adviser for investment advisory services for the High Yield Fund, $56,250 for the 5-month period from January 1, 1999 through fiscal year-end 1999 on May 31, 1999. FSCM paid the Sub-Adviser for investment advisory services for the High Yield Fund, $125,000 for the fiscal year ended May 31, 2000. FSCM paid the Sub-Adviser for investment advisory services for the Emerging Markets Fund, $49,388 for the 5-month period from January 1, 1999 through the 1999 fiscal year ended May 31, 1999. FSCM paid the Sub-Adviser for investment advisory services for the Emerging Markets Fund, $125,000 for the fiscal year ended May 31, 2000.


                           MANAGEMENT-RELATED SERVICES

BISYS SERVICE AGREEMENTS

         As more fully described below, the Trust has entered into a number of agreements with affiliates of BISYS Fund Services, Inc., a Delaware corporation, pursuant to which management-related and other services are performed for the Funds. BISYS Fund Services Limited Partnership (d.b.a. "BISYS Fund Services"), an Ohio limited partnership of which BISYS Fund Services, Inc. is the General Partner serves as the Administrator of the Funds (the "Administrator"), and as the Funds' distributor or principal underwriter (the "Distributor") (see "Distribution Plan -- The Distributor"). BISYS Fund Services, Inc. is a wholly-owned subsidiary of The BISYS Group Inc. WC Subsidiary Corporation, also a wholly-owned subsidiary of BISYS Fund Services, Inc., is the sole limited partner of BISYS Fund Services. BISYS Fund Services' principal offices are located at 3435 Stelzer Road, Columbus, OH 43219.

         BISYS Fund Services Ohio, Inc. ("BISYS"), an Ohio corporation and also a wholly-owned subsidiary of The BISYS Group, Inc., serves as Fund Accountant to the Funds (the "Fund Accountant") and additionally acts as the Funds' transfer and dividend disbursing agent (the "Transfer Agent"). BISYS has its principal offices at 3435 Stelzer Road, Columbus, OH 43219.

ADMINISTRATOR


         Pursuant to a Management and Administration Agreement with the Trust dated June 17, 1998, (the "Administration Agreement"), BISYS Fund Services, as Administrator of the Funds and subject to the direction and control of the Trustees, supervises all aspects of the operation of the Funds except those performed by the Funds' Adviser, the Sub-Adviser, custodian, Transfer Agent and Fund Accountant pursuant to their respective agreements with the Trust. For the following fiscal periods, the Administrator received fees, as noted, for providing services to the High Yield Fund: for the fiscal year ended May 31, 1998, the Administrator received fees of $71,895 and voluntarily waived fees of $24,056; for the fiscal year ended May 31, 1999, the Administrator received fees of $81,515 and voluntarily waived fees of $24,759; and for the fiscal year ended May 31, 2000, the Administrator received fees of

$59,869 and voluntarily waived fees of $19,956. For providing services to the Emerging Markets Fund, the Administrator received fees of $15,279 and voluntarily waived fees of $5,306 for the fiscal period from December 31, 1997 (commencement of operations) to May 31, 1998; for the fiscal year ended May 31, 1999, the Administrator received fees of $31,489 and voluntarily waived fees of $10,497; and for the fiscal year ended May 31, 2000, the Administrator received fees of $34,917 and voluntarily waived fees of $11,639.


         The Administration Agreement further provides that the Administrator will not be liable for losses suffered by the Funds except for any loss resulting from willful misfeasance, bad faith, gross negligence or reckless disregard in the performance by the Administrator of its obligations under such agreement.

         The Administration Agreement is effective for an initial three-year term, until June 17, 2001, and thereafter is renewable automatically for successive one-year terms, unless terminated by mutual agreement of the parties or by either party for "cause," in either such case by written notice of non-renewal given to the other party at least 60 days prior to expiration of the then-current term. Such annual continuance is subject to annual review (as to "cause") and approval (a) by vote of a majority of the Trustees or of a majority of each Fund's outstanding voting securities and (b) by vote of a majority of the Trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust or the Administrator. "Cause" for purposes of the foregoing means, with respect to a party: (i) willful misfeasance, bad faith, gross negligence or reckless disregard of duty; (ii) a final judgment or administrative order finding guilt of criminal or unethical business conduct; (iii) financial difficulties evidenced by bankruptcy, liquidation or reorganization proceedings; or (iv) circumstances of substantial impairment of ability to perform the Administration Agreement. Termination or replacement of the Administrator other than for such "cause" would entitle the Administrator to receive from the Trust as liquidated damages the balance of the fees due under the Administration Agreement for the remainder of the term in which such termination or replacement takes place.

FUND ACCOUNTANT

         Pursuant to an Amended and Restated Fund Accounting Agreement with the Trust dated June 27, 1994, as amended and restated on June 17, 1998 (the "Accounting Agreement"), BISYS, the Fund Accountant, is responsible for accounting relating to the Funds and their investment transactions; maintaining certain books and records of the Funds; determining daily the net asset values per share of the Funds and calculating yield, dividends and capital gain distributions; and preparing security position, transaction and cash position reports.


         For such services, the Funds reimburse the Fund Accountant for all out-of-pocket expenses incurred by it (including all charges for delivery of materials, telephone and other communications expenses, and costs of pricing portfolio securities) and pay it a fee, computed daily and paid monthly, at the annual rate of 0.03% of the High Yield Fund's average daily net assets, provided, however, that such fee for the High Yield Fund will not be less than $30,000, and at the annual rate of 0.05% of the Emerging Markets Fund's average daily net assets, provided, however, that such fee for the Emerging Markets Fund will not be less than $50,000. The Fund Accountant received fees from the High Yield Fund of $40,780 for the fiscal year ended May 31, 1998, $41,637 for the fiscal year ended May 31, 1999 and $40,161 for the fiscal year ended May 31, 2000. The Fund Accountant received fees from the Emerging Markets Fund of $21,215 for the fiscal period from December 31, 1997 (commencement of operations) to May 31, 1998, $53,852 for the fiscal year ended May 31, 1999, and $53,316 for the fiscal year ended May 31, 2000.

         The Accounting Agreement is effective until June 17, 2001, and thereafter is renewable automatically for successive one-year terms, unless terminated by mutual agreement of the parties or by either party with or without "cause," in each case by written notice of non-renewal given to the other party at least 60 days prior to expiration of the then-current term. "Cause" for such purpose means, with respect to a party: (i) willful misfeasance, bad faith, gross negligence or reckless disregard of duty; (ii) a final judgment or administrative order finding guilt of criminal or unethical business conduct;
(iii) financial difficulties evidenced by bankruptcy, liquidation or reorganization proceedings; or (iv) circumstances of substantial impairment of ability to perform the Accounting Agreement. The Accounting Agreement further provides that the Fund Accountant will not be liable to the Trust for action taken or omitted by the Fund Accountant in the absence of bad faith, willful misfeasance, negligence or reckless disregard of its obligations and duties.

TRANSFER AGENT

         Pursuant to an Amended and Restated Transfer Agency Agreement with the Trust dated June 27, 1994, as amended and restated on June 17, 1998 (the "Transfer Agency Agreement"), BISYS also acts as the Trust's transfer, dividend disbursing and redemption agent. BISYS provides certain shareholder and other services to the Trust, including: furnishing account and transaction information; providing mailing labels for the distribution to each Fund's shareholders of financial reports, prospectuses, proxy statements and other such materials; providing compliance reporting; calculating distribution plan and marketing expenses; and maintaining shareholder account records.


         For such services, the Funds reimburse the Transfer Agent for all out-of-pocket expenses incurred by it (including all charges for delivery of materials, telephone and other communication expenses, and costs of postage, supplies, and the microfilm or microfiche reproduction and storage of records) and pays the Transfer Agent annual fees calculated in accordance with a schedule of charges set forth in the Transfer Agency Agreement. The Transfer Agent received fees from the High Yield Fund of $78,430 for the fiscal year ended May 31, 1998, $84,633 for the fiscal year ended May 31, 1999, and $63,498 for the fiscal year ended May 31, 2000. The Transfer Agent received fees from the Emerging Markets Fund of $21,705 for the fiscal period from December 31, 1997 (commencement of operations) to May 31, 1998, $42,114 for the fiscal year ended May 31, 1999, and $45,442 for the fiscal year ended May 31, 2000.


         The Transfer Agency Agreement is effective until June 17, 2001 and thereafter continues in effect unless terminated at any time by either party upon 90 days' written notice. To the extent BISYS continues to furnish services to the Trust beyond the date of any such termination, it shall continue to be paid its fees and expenses as provided in the Transfer Agency Agreement. In the event of termination, BISYS will be entitled to collect from the Trust a fee equal to but not less than 102% of its actual costs incurred in effecting such termination. Under the Transfer Agency Agreement, BISYS will be liable to the Trust only for losses resulting from willful misfeasance, bad faith, negligence, or reckless disregard in performing its duties. BISYS has agreed to indemnify the Trust, its employees, agents, trustees, officers and nominees against claims, damages and liabilities arising out of its performance of the Transfer Agency Agreement if its actions or non-actions are due to BISYS' bad faith, willful misfeasance, negligence or reckless disregard of its obligations under the agreement. The Trust has otherwise agreed to indemnify BISYS and its officers, directors, nominees, employees and agents against claims, damages and liabilities, including counsel fees and other expenses, arising out of its performance of the Transfer Agency Agreement or based upon its reasonable reliance upon information furnished by the Trust, any fund accountant or another custodian of Trust or Fund records.

                                DISTRIBUTION PLAN

         The Trust's Distribution and Shareholder Service Plan (the "Plan"), dated June 27, 1994, on behalf of the shares of the High Yield Fund, and adopted and effective on behalf of the shares of the Emerging Markets Fund on December 16, 1997, is a written plan contemplated by Rule 12b-1 (the "Rule") promulgated under the 1940 Act. Each Fund is authorized under the Plan to use the assets of the Fund to finance certain activities relating to the distribution of shares of the Fund to investors. The Plan is a "compensation" plan providing for the payment of a fixed percentage of each Fund's average net assets to finance distribution expenses. The Distributor in turn pays all or part of the 12b-1 fee to investment representatives for these purposes. Because these fees are paid out of the Fund's assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

         The 12b-1 fees vary by share class as follows:

         (1) Class A shares pay a 12b-1 fee of .25% of the average daily net assets of the Class A shares of the Fund;

         (2) Class B shares pay a 12b-1 fee of 1.00% of the average daily net assets of the Class B shares of the Fund. This will cause expenses to be higher and dividends to be lower for Class B shares than for Class A shares. In addition, the Distributor may use up to .25% of the fees for shareholder servicing and .75% for distribution activities.

         The NASD's maximum sales charge rule relating to mutual fund shares establishes limits on all types of sales charges, whether front-end, deferred or asset-based. This rule may operate to limit the aggregate distribution fees to which shareholders may be subject under the terms of the Plan. BISYS Fund Services will monitor the Funds for compliance with this NASD rule.

         The Plan authorizes BISYS Fund Services to use the distribution fee to pay, or reimburse expenses incurred by, banks, broker/dealers and other institutions which, pursuant to agreements with the Distributor, provide distribution assistance and/or shareholder services including, but not limited to, printing and distributing prospectuses to persons other than Fund shareholders, printing and distributing advertising and sales literature and reports to shareholders used in connection with selling shares of the Funds, furnishing personnel and communications equipment to service shareholder accounts and prospective shareholder inquiries. Such services may be performed by the Distributor or any of its affiliates.

         The Plan requires that any person authorized to direct the disposition of monies paid or payable by a Fund pursuant to the Plan or any related agreement prepare and furnish to the Trustees for their review, at least quarterly, written reports complying with the requirements of the Rule and setting out the amounts expended under the Plan and the purposes for which those expenditures were made. The Plan provides that so long as it is in effect the selection and nomination of Trustees who are not interested persons of the Trust will be committed to the discretion of the Trustees then in office who are not interested persons of the Trust.


         Neither the Plan nor any related agreements can take effect until approved by a majority vote of both all the Trustees and those Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan, cast in person at a meeting called for the purpose of voting on the Plan and the related agreements. Approval of the Plan on behalf of the High Yield Fund by the Trustees was obtained on May 24, 1994, and the Plan was also approved by the sole shareholder of the High Yield Fund on May 24, 1994. Such approval of the Plan on behalf of the Emerging Markets Fund by the Trustees was obtained on December 16, 1997.


         The Plan will continue in effect for a Fund only so long as its continuance is specifically approved at least annually by the Trustees in the manner described above. The Plan for a Fund may be terminated at any time by a majority vote of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operations of the Plan or in any agreement related to the Plan or by vote of a majority of the outstanding voting securities of such Fund.


         The Plan may not be amended so as to materially increase the amount of the distribution fees for a Fund unless the amendment is approved by a vote of at least a majority of the outstanding voting securities of such Fund. In addition, no material amendment may be made unless approved by the Trustees in the manner described above for Trustee approval of the Plan.


         The following is a breakdown of the expenses paid by the shares of the High Yield Fund and Emerging Markets Fund out of distribution fees for the fiscal year ended May 31, 2000:

                                             HIGH YIELD FUND
                                             ---------------
                                       CLASS A                 CLASS B
                                       -------                 -------

Advertising                             $0                      $0

Printing and Mailing to
Prospectuses to Other
Shareholders                            $0                      $0

Compensation to BISYS Fund
Services/Underwriter               $ 16,614.70              $  396.05

Compensation to Broker/Dealers     $ 99,320.83              $2,145.96

Compensation to Sales Personnel         $0                      $0

Other                                   $0                      $0


                                         EMERGING MARKETS FUND
                                         ---------------------

                                       CLASS A                 CLASS B
                                       -------                 -------

ADVERTISING                            $0                      $0

PRINTING AND MAILING TO                $0                      $0
PROSPECTUSES TO OTHER
SHAREHOLDERS

COMPENSATION TO BISYS FUND         $    622.50              $    5.46
SERVICES/UNDERWRITER

COMPENSATION TO                    $ 58,181.66              $    9.88
BROKER DEALERS

COMPENSATION TO SALES                  $0                      $0
PERSONNEL

OTHER                                  $0                      $0


THE DISTRIBUTOR

         BISYS Fund Services serves as the Funds' Distributor or principal underwriter (the "Distributor") pursuant to an Amended and Restated Distribution Agreement with the Trust dated June 27, 1994, as amended and restated on September 27, 1995 (the "Distribution Agreement"). BISYS Fund Services is registered as a broker-dealer under the 1934 Act and is a member of the NASD. The offering of the Funds' shares is continuous. The Distribution Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use appropriate efforts to solicit orders for the sale of Fund shares and undertake such advertising and promotion as it deems reasonable, including, but not limited to, advertising, compensation to underwriters, dealers and sales personnel, printing and mailing prospectuses to persons other than current Fund shareholders, and printing and mailing sales literature. The Distributor received underwriting commissions on the sale of Class A shares of the High Yield Fund in the amount of $16,205 for the fiscal year ended May 31, 1998, $9,523 for the fiscal year ended May 31, 1999, and $92 for the fiscal year ended May 31, 2000, all of which commissions were retained by the Distributor. The Distributor received underwriting commissions on the sale of Class A shares of the Emerging Markets Fund in the amount of $276 for the fiscal period from December 31, 1997 (commencement of operations) to May 31, 1998, $16 for the fiscal year ended May 31, 1999, and $0 for the fiscal year ended May 31, 2000, all of which commissions were retained by the Distributor. Aside from the receipt of these underwriting commissions and the payment of distribution fees as described earlier in this SAI, the Distributor did not receive any other compensation for distributing shares of the Funds. The Distributor received no underwriting commissions on sales of the Class B shares of the Funds for the fiscal year ended May 31, 2000.


                             PORTFOLIO TRANSACTIONS

INVESTMENT OR BROKERAGE DISCRETION


         Decisions with respect to the purchase and sale of portfolio securities on behalf of the Funds are made by the Adviser. The Adviser is also responsible for implementing these decisions, including the negotiation of commissions and the allocation of portfolio brokerage and principal business. The Funds' purchases and sales of portfolio securities are normally done on a principal basis and do not involve the payment of a commission although they may involve the designation of selling concessions. That part of the discussion below relating solely to brokerage commissions would not normally apply to the Funds or applies with respect to only a very small percentage of each Fund's total assets. For the fiscal years ended May 31, 1998 and May 31, 1999 the Funds paid no brokerage commissions on brokerage transactions. For the fiscal year ended May 31, 2000 the High Yield Fund and Emerging Markets Fund paid brokerage commissions on brokerage transactions of $4,806.81 and $0, respectively.


HOW BROKERS AND DEALERS ARE SELECTED

         FIXED-INCOME SECURITIES. Fixed-income securities are generally purchased from the issuer or a primary market-maker acting as principal for the securities on a net basis, with no brokerage commission being paid by the client, although the price usually includes an undisclosed compensation. Transactions placed through dealers serving as primary market-makers reflect the spread between the bid and asked prices. Securities may also be purchased from underwriters at prices which include underwriting fees.

         The Adviser may effect principal transactions on behalf of the Funds with a broker or dealer who furnishes brokerage and/or research services, designate any such broker or dealer to receive selling concessions, discounts or other allowances, or otherwise deal with any such broker or dealer in connection with the acquisition of securities in an underwriting. The Funds may receive brokerage and research services in connection with such designations in a fixed priced underwriting.

         In purchasing and selling the Funds' portfolio securities, it is the Adviser's policy to obtain quality execution at the most favorable prices through responsible brokers and dealers and, in the case of agency transactions (in which a Fund does not generally engage), at competitive commission rates. However, under certain conditions, a Fund may pay higher brokerage commissions in return for brokerage and research services. In selecting broker-dealers to execute a Fund's portfolio transactions, consideration is given to such factors as the price of the security, the rate of the commission, the size and difficulty of the order, the reliability, integrity, financial condition and general execution and operational capabilities of competing brokers and dealers, and brokerage and research services provided by them. It is not the policy of the Adviser to seek the lowest available commission rate where it is believed that a broker or dealer charging a higher commission rate would offer greater reliability or provide better price or execution.

HOW EVALUATIONS ARE MADE OF THE OVERALL REASONABLENESS OF BROKERAGE COMMISSIONS PAID

         On a continuing basis, the Adviser seeks to determine what levels of commission rates are reasonable in the marketplace for transactions executed on behalf of the Funds. In evaluating the reasonableness of commission rates, the Adviser considers: (i) historical commission rates; (ii) rates which other institutional investors are paying based on available public information; (iii) rates quoted by brokers and dealers; (iv) the size of a particular transaction in terms of the number of shares, dollar amount, and number of clients involved;
(v) the complexity of a particular transaction in terms of both execution and settlement; (vi) the level and type of business done with a particular firm over a period of time; and (vii) the extent to which the broker or dealer has capital at risk in the transaction.

DESCRIPTION OF RESEARCH SERVICES RECEIVED FROM BROKERS AND DEALERS

         The Adviser receives a wide range of research services from brokers and dealers. These services include information on the economy, industries, groups of securities, individual companies, statistical information, accounting and tax law interpretations, political developments, legal developments affecting portfolio securities, technical market action, pricing and appraisal services, credit analysis, risk measurement analysis, performance analysis and analysis of corporate responsibility issues. These services provide both domestic and international perspective. Research services are received primarily in the form of written reports, computer-generated services, telephone contacts and personal meetings with security analysts. In addition, such services may be provided in the form of meetings arranged with corporate and industry spokespersons, economists, academicians and government representatives. In some cases, research services are generated by third parties but are provided to the Adviser by or through broker-dealers.

         Research services received from brokers and dealers are supplemental to the Adviser's own research effort and, when utilized, are subject to internal analysis before being incorporated by the Adviser into its investment process. As a practical matter, it would not be possible for the Adviser to generate all of the information presently provided by brokers and dealers. The Adviser also allocates brokerage for research services which are available for cash. While receipt of research services from brokerage firms may not reduce the Adviser's normal research activities, the expenses of the Adviser could be materially increased if it attempted to generate such additional information through its own staff. To the extent that research services of value are provided by brokers or dealers, the Adviser may be relieved of expenses which it might otherwise bear.

         The Adviser has a policy of not allocating brokerage business in return for products or services other than brokerage or research services. In accordance with the provisions of Section 28(e) of the 1934 Act, the Adviser may from time-to-time receive services and products which serve both research and non-research functions. In such event, the Adviser makes a good faith determination of the anticipated research and non-research use of the product or service and allocates brokerage only with respect to the research component.

COMMISSIONS TO BROKERS WHO FURNISH RESEARCH SERVICES

         With regard to the payment of brokerage commissions, the Adviser has adopted a brokerage allocation policy embodying the concepts of Section 28(e) of the 1934 Act which permits an investment adviser to cause an account to pay commission rates in excess of those another broker or dealer would have charged for effecting the same transaction, if the Adviser determines in good faith that the commission paid is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of either the particular transaction involved or the overall responsibilities of the Adviser with respect to the accounts over which it exercises investment discretion. Accordingly, while the Adviser cannot readily determine the extent to which commission rates charged by broker-dealers reflect the value of their research services, the Adviser would expect to assess the reasonableness of commissions in light of the total brokerage and research services provided by each particular broker.

INTERNAL ALLOCATION PROCEDURES

         The Adviser will follow a policy of not committing a specific amount of business to any broker or dealer over any specific time period. The Adviser expects that the majority of brokerage placement will be determined by the needs of a specific transaction such as market-making availability of a buyer or seller of a particular security, or specialized execution skills. However, the Adviser may adopt an internal brokerage allocation procedure for that portion of its discretionary client brokerage or selling concessions business where special needs do not exist, or where the business may be allocated among several brokers or dealers which are able to meet the needs of the transaction.

MISCELLANEOUS

         From time to time, orders for clients may be placed through a computerized transaction network.

         The Funds do not allocate business to any broker-dealer on the basis of its sales of the Funds' shares. However, this does not mean that broker-dealers who purchase Fund shares for their clients will not receive business from that Fund.

         The Adviser currently manages only the Funds. However, the Sub-Adviser and Union Central Life manage a variety of investment portfolios and accounts, some of which have investment objectives and programs similar to those of the Funds. Although investment recommendations or determinations for the Funds will be made by the Adviser independently from recommendations or determinations made by such other entities for their respective portfolios and accounts, the latter may occasionally make recommendations to their clients which result in their purchasing, or selling, the same securities simultaneously with a Fund. As a result, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. In such circumstances, the Adviser and the Sub-Adviser may determine or agree that orders for the purchase or sale of the same security for a Fund and one or more other portfolios should be combined, in which event the transactions will be averaged as to price and normally allocated as nearly as practicable in proportion to the amounts desired to be purchased or sold for each portfolio.

                               PORTFOLIO TURNOVER

         The Funds are free to dispose of their portfolio securities at any time, subject to complying with the Internal Revenue Code of 1986, as amended (the "Code"), and the 1940 Act, when changes in circumstances or market conditions make such a move desirable in light of a Fund's investment objective. Each Fund will not attempt to achieve or be limited to a predetermined rate of portfolio turnover, and transactions will be undertaken with a view to achieving the Fund's investment objective.

         The Funds do not intend to use short-term trading as a primary means of achieving their investment objectives. The rate of portfolio turnover shall be calculated by dividing: (a) the lesser of purchases and sales of portfolio securities for the particular fiscal year by (b) the monthly average of the value of the portfolio securities owned by a Fund during the particular fiscal year. Such monthly average shall be calculated by totaling the values of the portfolio securities as of the beginning and end of the first month of the particular fiscal year and as of the end of each of the succeeding eleven months and dividing the sum by 13.


         Under normal market circumstances, the portfolio turnover rate for either Fund is not expected to exceed 200%. High portfolio turnover rates may involve corresponding greater brokerage commissions and other transaction costs, which will be borne directly by a Fund and ultimately, by the Fund's shareholders. In addition, high portfolio turnover rates may result in increased short-term capital gains, which, when distributed to shareholders, are treated as ordinary income.

         For the fiscal year ended May 31, 1999, the portfolio turnover rate for the High Yield Fund was 176.06%, while for the fiscal year ended May 31, 2000, the portfolio turnover rate for the High Yield Fund was 105.29%. The lower portfolio turnover rate for the fiscal year ended May 31, 2000 was due to less volatile market conditions in the high yield markets.

         For the fiscal year ended May 31, 1999, the portfolio turnover rate for the Emerging Markets Fund was 37.83%, while for the fiscal year ended May 31, 2000, the portfolio turnover rate was 25.18%.


                                  CAPITAL STOCK

         The Trust's Agreement and Declaration of Trust, as amended, permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest and to divide or combine the shares into a greater or lesser number of shares without thereby changing the proportionate beneficial interests in the Trust. As of the date of this SAI, the Trustees have designated two series of the Trust, which are the High Yield Fund and the Emerging Markets Fund, and have created two classes of shares of the Funds: the Class A shares and the Class B shares. The Trustees have designated a third class of shares for the High Yield Fund: the Summit High Yield Institutional Shares class. The Class A shares of the Funds were renamed on September 23, 1998 and prior to such date were named the Summit High Yield Shares class for the High Yield Fund and were not named for the Emerging Markets Fund. Class B shares of the Funds were created on September 23, 1998.

The Trust currently offers Class A shares and the Class B shares of the Funds; each share of a Fund represents an interest in the Fund's portfolio proportionately equal to the interest of each other share of such Fund. Upon the Trust's liquidation, all shareholders of a Fund would share pro-rata in the net assets of that Fund's portfolio available for distribution to shareholders.

         If they deem it advisable and in the best interests of shareholders, the Trustees may create additional classes of shares which may differ from each other only as to expenses and dividends or additional series of shares, each of which may have separate assets and liabilities (in which case any such series would have a designation including the word "Trust" or "Fund"). If additional series of shares or classes are created, shares of each series or class are entitled to vote as a series or class only to the extent required by the 1940 Act or as permitted by the Trustees. Upon the Trust's liquidation, all shareholders of a series would share pro-rata in the net assets of such series available for distribution to shareholders of the series, but, as shareholders of such series, would not be entitled to share in the distribution of assets belonging to any other series.


        On each matter submitted to a vote of the shareholders, each holder of a share should be entitled to one vote for each whole share and to a proportionate fractional vote for each fractional share. As to any matter relating to expenses being borne solely by a class of a Sub-Trust or to any other matter which only affects the interests of a particular class of a Sub-Trust, only the holders of shares of the affected class of the Sub-Trust shall be entitled to vote. In addition, shareholders have no preemptive or other rights to receive, purchase or subscribe to any additional shares or other securities issued by the Trust.


                              PRICING OF SECURITIES

         Securities which are traded on stock exchanges are valued at the last sales price as of the close of the Exchange, or lacking any sales, at the closing bid price. Securities traded only in the "over-the-counter" market are valued at the last bid price quoted by brokers that make markets in the securities at the close of trading on the Exchange. Fixed-income securities are generally traded in the over-the-counter market. The net asset value ("NAV") is determined by dividing the value of a Fund's securities, plus any cash and other assets, less all liabilities, by the number of shares outstanding. Expenses and fees of a Fund, including the advisory and the distributor fees, are accrued daily and taken into account for the purpose of determining the net asset value. Securities and assets for which market quotations are not readily available or not obtained from a pricing service are valued at fair value as determined in good faith by the Trustees, although the actual calculations may be made by persons acting pursuant to the direction of the Trustees. Debt securities with a remaining maturity of 60 days or less are valued on an amortized cost basis, which the Trustees have determined reflects fair value. If approved by the Trustees, each Fund may make use of a pricing service or services in determining the net asset value of the Fund. The Trustees, on the basis of ongoing evaluation of the various pricing services, may use or may discontinue the use of any pricing service in whole or in part.

         For the purposes of determining a Fund's net asset value per share, all assets and liabilities initially expressed in foreign currencies and traded on foreign exchanges or in foreign markets will be converted into U.S. Dollars at the mean of the bid and offer prices of such currency against U.S. Dollars quoted by any major bank, or if no such quotation is available, at the rate of exchange determined in accordance with policies established in good faith by the Trustees. Because the value of securities denominated in foreign currencies must be converted into U.S. Dollars, fluctuations in the value of such currencies in relation to the U.S. Dollar may affect the NAV of Fund shares even if there has not been any change in the foreign-currency denominated values of such securities.

         Assets and liabilities for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value, as determined in good faith by the Adviser, as authorized by the Trustees.

                                    DIVIDENDS

         A shareholder will automatically receive all income dividends and capital gain distributions in additional full and fractional shares of a Fund at their net asset value as of the date of payment unless the shareholder elects to receive such dividends or distributions in cash. The reinvestment date normally precedes the payment date by about seven days although the exact timing is subject to change. Shareholders will receive a confirmation of each new transaction in their account. The Trust will confirm all account activity, including the payment of dividend and capital gain distributions and transactions made as a result of an Automatic Withdrawal Plan or an Automatic Investment Plan. Shareholders may rely on these statements in lieu of stock certificates. Stock certificates representing shares of the Fund will not be issued.


                                   TAX STATUS

         DISTRIBUTIONS OF NET INVESTMENT INCOME. Each Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of a Fund, constitutes the Fund's net investment income from which dividends may be paid to you. Any distributions by a Fund from such income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.

         DISTRIBUTIONS OF CAPITAL GAIN. Each Fund may derive capital gain or loss in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gain will be taxable to you as ordinary income. Distributions from net long-term capital gain will be taxable to you as long-term capital gain, regardless of how long you have held your shares in a Fund. Any net capital gain realized by a Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Funds.

         Beginning in the year 2001 for shareholders in the 15% federal income tax bracket (or in the year 2006 for shareholders in the 28% or higher bracket), capital gain dividends from a Fund's sale of securities held for more than five years may be subject to a reduced rate of tax.

         EFFECT OF FOREIGN INVESTMENTS ON DISTRIBUTIONS. Most foreign exchange gain realized on the sale of debt securities is treated as ordinary income by a Fund. Similarly, foreign exchange loss realized on the sale of debt securities generally is treated as ordinary loss. This gain when distributed will be taxable to you as ordinary income, and any loss will reduce a Fund's ordinary income otherwise available for distribution to you. This treatment could increase or decrease a Fund's ordinary income distributions to you, and may cause some or all of a Fund's previously distributed income to be classified as a return of capital.

         Each Fund may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce ordinary income distributions to you. If more than 50% of a Fund's total assets at the end of the fiscal year is invested in securities of foreign corporations, the Fund may elect to pass through to you your pro rate share of foreign taxes paid by the Fund. If this election is made, the year-end statement you receive from the Fund will show more taxable income than was actually distributed to you. However, you will be entitled to either deduct your share of such taxes in computing your taxable income or (subject to limitations) claim a foreign tax credit for such taxes against your U.S. federal income tax. A Fund will provide you with the information necessary to complete your individual income tax return if it makes this election.

         INFORMATION ON THE TAX CHARACTER OF DISTRIBUTIONS. Each Fund will inform you of the amount of your ordinary income and capital gain dividends at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

         ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY. Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Code. Each Fund has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As regulated investment companies, the Funds generally pay no federal income tax on the income and gain they distribute to you. The board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gain, and distributions to you will be taxed as ordinary dividend income to the extent of the Fund's earnings and profits.

         EXCISE TAX DISTRIBUTION REQUIREMENTS. To avoid federal excise taxes, the Code requires each Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve-month period ending October 31; and 100% of any undistributed amounts from the prior year. Each Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

         REDEMPTION OF FUND SHARES. Redemptions (including redemptions in kind) and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange your Fund shares for shares of a different Fund within the Trust or shares of the Money Market Funds, the IRS will require that you report any gain or loss on your redemption or exchange. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares.

         Beginning in the year 2001 for shareholders in the 15% federal income tax bracket (or in the year 2006 for shareholders in the 28% or higher bracket), gain from the sale or Fund shares held for more than five years may be subject to a reduced rate of tax.

         Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as long-term capital loss to the extent of any long-term capital gain distributed to you by a Fund on those shares. All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

         DEFERRAL OF BASIS. If you redeem some or all of your shares in a Fund, and then reinvest the sales proceeds in the Fund or in another Fund within the Trust within 90 days of buying the original shares, the sales charge that would otherwise apply to your reinvestment may be reduced or eliminated. The IRS will require you to report any gain or loss on the redemption of your original shares in the Fund. In doing so, all or a portion of the sales charge that you paid for your original shares in the Fund will be excluded from your tax basis in the shares sold (for the purpose of determining gain or loss upon the sale of such shares). The portion of the sales charge excluded will equal the amount that the sales charge is reduced on your reinvestment. Any portion of the sales charge excluded from your tax basis in the shares sold will be added to the tax basis of the shares you acquire from your reinvestment.

         U.S. GOVERNMENT SECURITIES. States grant tax-free status to dividends paid to you from interest earned on certain U.S. government securities, subject in some states to minimum investment or reporting requirements that must be met by the Fund. Investments in Government National Mortgage Association or Federal National Mortgage Association securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities generally do not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

         DIVIDENDS-RECEIVED DEDUCTION FOR CORPORATIONS. Because each Fund's income is derived primarily from interest rather than dividends, generally none of its distributions will be eligible for the corporate dividends-received deduction.

         INVESTMENT IN COMPLEX SECURITIES. The Funds may invest in complex securities that may be subject to numerous special and complex tax rules. These rules could affect whether gain or loss recognized by a Fund is treated as ordinary or capital, or as interest or dividend income. These rules could also accelerate the recognition of income to a Fund (possibly causing the Fund to sell securities to raise the cash for necessary distributions) and/or defer a Fund's ability to recognize a loss, and, in limited cases, subject a Fund to U.S. federal income tax on income from certain foreign securities. These rules could therefore affect the amount, timing or character of the income distributed to you by a Fund.

                             INVESTMENT PERFORMANCE

         For purposes of quoting and comparing the performance of a Fund to that of other mutual funds and to relevant indices in advertisements or in reports to shareholders, performance will be stated in terms of total return and yield. Both "total return" and "yield" figures are based on the historical performance of a Fund, show the performance of a hypothetical investment and are not intended to indicate future performance.

YIELD INFORMATION

         From time to time, a Fund may advertise a yield figure. A portfolio's yield is a way of showing the rate of income the portfolio earns on its investments as a percentage of the portfolio's share price. Under the rules of the SEC, yield must be calculated according to the following formula:

                                          a-b
                        YIELD  =  2 [ ( ------- + 1 ) to the 6th power - 1 ]
                                          cd

                  Where:

                  a = dividends and interest earned during the period.

                  b = expenses accrued for the period (net of reimbursements).

                  c = the average daily number of shares outstanding during the period that were entitled to receive dividends.

                  d = the maximum offering price per share on the last day of the period.

         Yields for a Fund used in advertising are computed by dividing the Fund's interest and dividend income for a given 30-day period, net of expenses, by the average number of shares entitled to receive distributions during the period, dividing this figure by a Fund's offering price (including the 4.50% sales charge) at the end of the period and annualizing the result (assuming compounding of income) in order to arrive at an annual percentage rate. Income is calculated for purposes of yield quotations in accordance with standardized methods applicable to all stock and bond mutual funds. Dividends from equity investments are treated as if they were accrued on a daily basis, solely for the purposes of yield calculations. In general, interest income is reduced with respect to bonds trading at a premium over their par value by subtracting a portion of the premium from income on a daily basis, and is increased with respect to bonds trading at a discount by adding a portion of the discount to daily income. Capital gains and losses generally are excluded from the calculation. Income calculated for the purpose of calculating a Fund's yield differs from income as determined for other accounting purposes. Because of the different accounting methods used, and because of the compounding assumed in yield calculations, the yield quoted for a Fund may differ from the rate of distributions the Fund paid over the same period or the rate of income reported in the Fund's financial statements. For the 30-day period ended May 31, 2000, the yield for the High Yield Fund Class A shares was 11.42% and for its Class B shares was 11.16% and for the Emerging Markets Fund Class A shares was 13.46% and for its Class B shares was 13.36%.


TOTAL RETURN PERFORMANCE

         Under the rules of the Commission, funds advertising performance must include total return quotes, "T" below, calculated according to the following formula:


                                    P(1 + T)n (exponent) = ERV

         Where:            P =      a hypothetical initial payment of $1,000

                           T =      average annual total return

                           n =      number of years (1, 5 or 10)

                           ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods at the end of such 1-, 5-, or 10-year periods (or fractional portion thereof).


         The average annual total return will be calculated under the foregoing formula and the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover prescribed periods. When the period since inception is less than one year, the total return quoted will be the aggregate return for the period. In calculating the ending redeemable value, the maximum sales load is deducted from the initial $1,000 payment and all dividends and distributions by a Fund are assumed to have been reinvested at net asset value as described in the prospectuses on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the prescribed periods (or fractional portions thereof) that would equate the initial amount invested to the ending redeemable value. Any sales loads that might in the future be made applicable at the time to reinvestments would be included as would any recurring account charges that might be imposed by a Fund.

         The average annual total returns for each Fund were as follows:

                       YEAR ENDED MAY 31, 2000     PAST 5 YEARS    SINCE INCEPTION (6/27/94)
                       -----------------------     ------------    -------------------------
HIGH YIELD FUND

     Class A                    -.22%                 8.57%                  8.92%

     Class B*                   -.85%                 8.31%                  8.70%

                       YEAR ENDED MAY 31, 2000      SINCE INCEPTION (12/31/97)
                       -----------------------      --------------------------
EMERGING MARKETS FUND

     Class A                    6.37%                        -3.23%

     Class B*                   5.47%                        -3.76%

-----------------------


         The above total return figures do not reflect the deduction of the maximum 4.50% front-end sales charge which may be assessed purchasers of shares of the High Yield Fund Class A shares and the Emerging Markets Fund Class A shares. The total return figures do not reflect the deduction of the maximum deferred sales load deducted at the times, in the amounts, and under the terms disclosed in the prospectus for the Class B shares of the High Yield Fund and Emerging Markets Fund.



         The average annual total returns, after the deduction of the front-end sales charge for each Fund were as follows:


                       YEAR ENDED MAY 31, 2000    PAST 5 YEARS     SINCE INCEPTION (6/27/94)
                       -----------------------    ------------     -------------------------

HIGH YIELD FUND
     Class A                   -4.67%                 7.57%                  8.08%
     Class B*                  -5.37%                 8.08%                  8.61%

                       YEAR ENDED MAY 31, 2000    SINCE INCEPTION (12/31/97)
                       -----------------------    -------------------------

EMERGING MARKETS FUND
     Class A                    1.62%                      -5.05%
     Class B*                   0.68%                      -4.68%

____________________________



* The offering of the Class B Shares commenced on October 8, 1998. The performance shown for the Class B Shares prior to that date is based on the historical performance of the Class A Shares prior to that date (without the Class A Shares sales charge) and restated to reflect the contingent deferred sales charge ("CDSC"), but not the higher distribution (12b-1) fees, applicable to Class B Shares. If such higher distribution (12b-1) fees had been incorporated for the pre-October 8, 1998 period for the Class B Shares, average annual total returns would have been lower for such period.


         Each Fund may also from time to time include in such advertising an aggregate total return figure or an average annual total return figure that is not calculated according to the formula set forth above in order to compare more accurately the Fund's performance with other measures of investment return. Each Fund may quote an aggregate total return figure in comparing the Fund's total return with data published by Lipper Analytical Services, Inc. or with the performance of various indices including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's 500 Stock Index, the Value Line Composite Index, the Lehman Brothers Bond, Government Corporate, Corporate and Aggregate Indices, Merrill Lynch Government & Agency Index, Merrill Lynch Intermediate Agency Index, Morgan Stanley Capital International Europe, Australia, Far East Index or the Morgan Stanley Capital International World Index. For such purposes, each Fund calculates its aggregate total return for the specified periods of time by assuming the investment of $1,000 in Fund shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value. Each Fund does not, for these purposes, deduct from the initial value invested any amount representing sales charges. Each Fund would, however, disclose the maximum sales charge and would also disclose that the performance data does not reflect sales charges and that the inclusion of sales charges would reduce the performance quoted, if a sales charge is in effect. To calculate its average annual total return, the aggregate return is then annualized according to the Commission's formula for total return quotes, outlined above. When the period since inception is less than one year, the total return quoted will be the aggregate return for the period.

         Each Fund may also advertise the performance rankings assigned by various publications and statistical services, including but not limited to SEI, Lipper Mutual Performance Analysis, Intersec Research Survey of Non-U.S. Equity Fund Returns, Frank Russell International Universe, and any other data which may be presented from time to time by such analyses as Dow Jones, Morningstar, Inc., Chase Investment Performance, Wilson Associates, Stanger, CDA Investment Technologies, Inc., the Consumer Price Index ("CPI"), The Bank Rate Monitor National Index, IBC/Donaghue's Average/U.S. Government and Agency, or as they appear in various publications including but not limited to The Wall Street Journal, Forbes, Barron's, Fortune, Money Magazine, The New York Times, Financial World, Financial Services Week, USA Today and other regional publications.

                                     GENERAL

REPURCHASE OF SHARES

         The Distributor is authorized to repurchase Fund shares through certain securities dealers who have entered into selected dealer agreements with the Distributor. The offer to repurchase may be suspended by the Distributor at any time. Dealers may charge for their services in connection with a repurchase, but neither the Funds nor the Distributor makes any such charge. Repurchase arrangements differ from redemptions in that the dealer buys the shares as principal from his customer in lieu of tendering shares to the appropriate Fund for redemption as agent for the customer. The proceeds to the shareholder will be the net asset value of the shares repurchased as next determined after receipt of the repurchase order by the dealer. By a repurchase, the customer should be able to receive the sale proceeds from the dealer more quickly. Shareholders should contact their dealers for further information as to how to effect a repurchase and the dealer's charges applicable thereto.

PAYMENT FOR SHARES PRESENTED

         Payment for shares presented for redemption will be based on a Fund's net asset value next computed after a request is received in proper form at the Transfer Agent's office. Payment proceeds will be mailed within seven days following receipt of all required documents. However, payment may be postponed or the right of redemption suspended: (i) for any period during which the Exchange is closed for other than customary weekend and holiday closing or during which trading on the Exchange is restricted; (ii) for any period during which an emergency exists as a result of which disposal by a Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for Fund fairly to determine the value of its net assets; or (iii) for such other periods as the SEC may by order permit for the protection of shareholders, provided that applicable rules and regulations of the SEC shall govern as to whether the conditions described in (i) and (ii) exist. Payment of proceeds may also be delayed if the shares to be redeemed or repurchased were purchased by check and that check has not cleared (which may be up to 15 days or more).

UNDELIVERABLE REDEMPTION CHECKS

         If you elect to receive distributions in cash and checks from the Funds
(1) are returned marked as "undeliverable" or (2) remain uncashed for six months, your cash election will be changed automatically and your future dividend and capital gains distributions will be reinvested in the Funds at the per share NAV determined as of the date of payment of the distributions. In addition, any undeliverable check or checks that remain uncashed for six months will be canceled and will be reinvested in the Funds at the NAV determined as of the date of the cancellation.

SALES CHARGE REDUCTION AND WAIVERS FOR CLASS A SHARES

         The investor must, at the time of purchase, give the Transfer Agent or the Distributor sufficient information, including identification of all share accounts to be considered in determining sales charge reductions or waivers, to permit confirmation of the qualification. An investor may qualify for reduced sales charges in the following cases. First, an investor may purchase shares of the Fund pursuant to a Letter of Intent. The Letter of Intent permits an investor to purchase Class A shares of the Fund over a 13-month period and receive the same sales charge as if all shares had been purchased at one time. Each investment made during the period will be assessed the applicable reduced sales charge or no sales charge. Shares totaling 5% of the dollar amount of the Letter of Intent will be held in escrow by the Transfer Agent in the name of the purchaser to secure payment of the higher sales charge which may be applicable to the purchase of shares of the Fund if the full Letter of Intent amount is not purchased. Dividends on escrowed shares, whether paid in cash or reinvested in additional shares are not subject to escrow. The effective date of a Letter of Intent may be back-dated up to 30 days in order that any investment made during this 30-day period, valued at the purchaser's cost, can be applied to the fulfillment Letter of Intent goal.

         The Letter of Intent does not obligate the investor to purchase, nor either Fund to sell, the indicated amount. In the event the stated goal is not achieved within the 13-month period, the purchaser is required to pay the balance of the full sales charge that would otherwise have applied to the purchases made during this period. If a payment is due under the preceding sentence, it must be made directly to the Distributor within twenty days of notification or, if not paid, the Distributor will liquidate sufficient escrowed shares to obtain such difference. Additionally, if the total purchases within the 13-month period exceed the stated investment goal, an adjustment will be made to reflect any further reduced sales charges applicable to such purchases. All such adjustments will be made at the conclusion of the 13-month period and in the form of additional shares at the then current applicable public offering price.

EXCHANGE PRIVILEGE

         The Exchange Privilege permits you to sell your shares for shares of the same class of another Fund within the Trust generally without paying additional sales charges. No transaction fees are charged for exchanges. Exchanges are subject to the following conditions.

         Class A shares of a Fund may be exchanged for shares of two no-load money market portfolios of the Mercantile Mutual Funds (formerly known as The ARCH Fund, Inc.), namely, the Mercantile Money Market Portfolio and the Mercantile Treasury Money Market Portfolio (the "Money Market Funds"), and for Class A shares of the other Fund. The Mercantile Mutual Funds is an investment company for which BISYS Fund Services also serves as the distributor. Since shares of the Money Market Funds may be purchased at no load, purchases of shares of the Fund made by redeeming shares of the Money Market Funds will be subject to the sales charge applicable to an initial purchase of shares of the Fund (see "Sales Price and Sales Charges" above). However, shareholders exchanging shares of the Money Market Funds that were acquired through a previous exchange of shares of the Fund on which a sales charge was paid (or would have been paid, if not for the purchase amount of $500,000 or more) will not be required to pay an additional sales charge upon exchange of those shares into shares of the Fund.

         Shareholders exchanging shares for shares of the other Fund on which a sales charge was paid (or would have been paid, if not for the purchase amount of $500,000 or more) will not be required to pay an additional sales charge upon exchange of those shares into shares of the Fund. Under these circumstances, the shareholder must notify the Distributor that a sales charge was originally paid (or would have been paid, if not for the purchase amount of $500,000 or more) and provide the Distributor with sufficient information to permit confirmation of the shareholder's right not to pay a sales charge.

         In addition, the following conditions exists: The shares of the Fund selected for exchange must be available for sale in your state of residence; the minimum investment requirements for the Fund must be met at the time of your exchange; the registration and tax identification numbers of the two accounts must be identical; your exchange request must be received by 4:00 p.m. Eastern Time on a Business Day in order to receive the NAV determined for that same Business Day; to prevent disruption in the management of the Funds, due to market timing strategies, exchange activity may be limited; and the Exchange Privilege may be changed or eliminated at any time upon 60 days notice to shareholders.

         An exchange between Funds involves two transactions - a sale of one Fund and the purchase of another. That sale typically will produce a gain or loss for tax purposes. Exchanges may be made by sending the Trust's Exchange Request Form to Summit Investment Trust, P.O. Box 182448, Columbus, Ohio, 43218-2448 or by calling 1-800-272-3442.


REDEMPTION IN KIND

         Each Fund intends to pay cash for all shares redeemed, unless the redemption request is for more than $250,000 or 1% of the net assets of a Fund by a single shareholder over any 90-day period. If such a redemption request is presented and the Fund deems it detrimental to existing shareholders to pay the redemption in cash, the Fund may pay all or part of the redemption in the Fund's portfolio securities at their then-current market value equal to the redemption price. If you received securities in kind and converted them to cash you would incur brokerage costs. Redemptions in kind are taxable transactions.


CUSTODIAN

         The Fifth Third Bank (the "Custodian"), a banking company organized under the laws of Ohio, is the Custodian for the Funds' securities and cash, but it does not participate in the Funds' investment decisions. Portfolio securities purchased in the U.S. are maintained in the custody of the Custodian and may be entered into the Federal Reserve Book Entry System or the security depository system of the Depository Trust Corporation. The Custodian's principal offices are located at 38 Fountain Square Plaza, Cincinnati, OH 45263. Foreign securities are held with selected foreign sub-custodians through arrangements with The Bank of New York.

INDEPENDENT ACCOUNTANTS

         The Trust's independent accountants, PricewaterhouseCoopers LLP, 100 East Broad Street, Columbus, OH 43215, audit the Trust's annual financial statements, assist in the preparation of certain reports to the SEC and prepare the Trust's tax returns.

                              FINANCIAL INFORMATION


         The Funds' Financial Statements for the fiscal year ended May 31, 2000, including the Report of Independent Accountants, which are included in the Fund's Annual Report to Shareholders for the fiscal year ended May 31, 2000 (the "Report"), are incorporated by reference. The Report may be obtained free of charge by calling the Trust at 1-800-272-3442, or writing to the Trust at its address listed on the cover of this SAI.

                                     PART C

                                OTHER INFORMATION


ITEM 23. EXHIBITS

         (a) Agreement and Declaration of Trust of Registrant is incorporated herein by reference to the Registrant's Initial Registration Statement No. 33-76250, Exhibit No. (1), as filed on April 7, 1994.

                  (1) Amendment to Agreement and Declaration of Trust of Registrant is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement No. 33-76250, Exhibit No.
                          (1)(a), as filed on June 15, 1994.

                  (2) Amendment No. 2 to Agreement and Declaration of Trust of Registrant is incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant's Registration Statement No. 33-76250, Exhibit No.
                          (1)(b), filed on September 30, 1997.


         (b) By-laws of the Summit Investment Trust are incorporated herein by reference to the Registrant's Initial Registration Statement No. 33-76250, Exhibit No. (2), as filed on April 7, 1994.

         (c)      (1)     Certificate No. 1 of Trustees relating to the
                          establishment of two additional classes for Summit
                          High Yield Fund is incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant's
                          Registration Statement No. 33-76250, Exhibit No.
                          (23)(c)(1), as filed on September 29, 1998.

                  (2) Certificate No. 2 of Trustees relating to the exchange of shares of the Summit High Yield Institutional Service Shares into shares of the High Yield Shares class incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant's Registration Statement No. 33-76250, Exhibit No.
                          (23)(c)(2), as filed on September 29, 1998.

                  (3) Certificate No. 3 of Trustees relating to the establishment of the Summit Emerging Markets Bond Fund is incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant's Registration Statement No. 33-76250, Exhibit No. (23)(c)(3), as filed on September 29, 1998.

                  (4) Certificate No. 4 of Trustees relating to the designation of Class A shares and Class B shares is incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant's Registration Statement No. 33-76250, Exhibit No. (23)(c)(4), as filed on September 29, 1998.

         (d)      (1)     Investment Advisory Agreement between the Summit
                          Investment Trust and First Summit Capital Management on behalf of the High Yield Fund is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement No.
                          33-76250, Exhibit No. (5), as filed on June 15, 1994.

                  (2) Investment Advisory Agreement between Summit Investment Trust and First Summit Capital Management, on behalf of the Summit Emerging Markets Bond Fund is incorporated by reference to Post-Effective Amendment No. 8 to the Registrant's Registration Statement No. 33-76250, Exhibit No. (23)(d)(2), as filed on July 31, 1998.


                  (3) Sub-Advisory Agreement between First Summit Capital Management and Summit Investment Partners, LLC, on behalf of the Summit High Yield Fund and Summit Emerging Markets Bond Fund as amended effective November 1, 1998 and Schedule A revised effective January 1, 1999 is filed herewith as Exhibit No.
                          (23)(d)(3).

                  (4) Letter Agreement between First Summit Capital Management and Summit Investment Partners, LLC amending the Sub-Advisory Agreement between such parties is filed herewith as Exhibit No. (23)(d)(4).

         (e)      (1)     Amended and Restated Distribution Agreement between
                          the Summit Investment Trust and BISYS Fund Services
                          Limited Partnership is incorporated herein by reference to Post-Effective Amendment No. 6 to the Registrant's Registration Statement No. 33-76250,
                          Exhibit No. (6)(a)(2), as filed on September 30, 1997.

                  (2) Form of Dealer Agreement on behalf of the Summit Investment Trust is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement No. 33-76250, Exhibit No.
                          (6)(b), as filed on June 15, 1994.

                  (3) Form of Selling Agreement between BISYS Fund Services Limited Partnership and McDonald & Co., on behalf of the Summit Investment Trust incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement No. 33-76250, Exhibit No. (6)(b)(2), as filed on October 12, 1995.

                  (4) Form of Servicing Agreement on behalf of the Summit Investment Trust is incorporated herein by reference to the Registrant's Initial Registration Statement No. 33-76250, Exhibit No. (6)(c), as filed on April 7, 1994.

                  (5) Amended Schedules A, B, C-2 and D to the Amended and Restated Distribution Agreement between the Summit Investment Trust and BISYS Fund Services Limited Partnership as of September 23, 1998, are incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant's Registration Statement No. 33-76250, Exhibit No. (23)(e)(5), as filed on
                          September 29, 1998.


         (f)      Bonus or Profit Sharing Contracts

                  Not Applicable.

         (g) Revised Custodian Agreement between the Summit Investment Trust and The Fifth Third Bank is filed herewith as Exhibit No. (23)(g)


         (h)      (1)      Management and Administration Agreement between
                           Summit Investment Trust and BISYS Fund Services Ohio,
                           Inc. is incorporated by reference to Post-Effective
                           Amendment No. 8 to the Registrant's Registration
                           Statement No. 33-76250, Exhibit No. (23)(h)(1), as filed on July 31, 1998.

                  (2) Amended and Restated Transfer Agency Agreement between the Summit Investment Trust and BISYS Fund Services Ohio, Inc. is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant's Registration Statement No. 33-76250, Exhibit No. (23)(h)(2), as filed on July 31, 1998.

                  (3) Amended and Restated Fund Accounting Agreement between Summit Investment Trust and BISYS Fund Services Ohio, Inc. is incorporated herein by reference to Post- Effective Amendment No. 8 to the Registrant's Registration Statement No. 33-76250, Exhibit No. (23)(h)(3), as filed on July 31, 1998.

                  (4) Joint Venture Agreement between Carillon Advisers, Inc. and Freeman Holding Company, Inc. is incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registrant's Registration Statement No. 33-76250, Exhibit No. (9)(d), as filed on June 15, 1994.

         (i) Opinion and consent of Stradley, Ronon, Stevens & Young, LLP is incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant's Registration Statement No. 33-76250, Exhibit (23)(i), as filed on September 29, 1998.

         (j) Consent of PricewaterhouseCoopers LLP is filed herewith as Exhibit No. (23)(j).


         (k)      Omitted Financial Statements.

                  Not applicable.


         (l) Letter containing Investment Undertaking is incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement No. 33-76250, Exhibit No.
                  (13), as filed on June 15, 1994.


         (m) Rule 12b-1 Plan for Class A Shares and Class B Shares (Schedule C-1 to Amended and Restated Distribution Agreement, is incorporated herein by reference to Post-Effective Amendment No. 9 to Registrant's Registration Statement No. 33-76250, Exhibit No. (23)(m), as filed on September 29, 1998.


         (n) Rule 18f-3 Plan is incorporated herein by reference to Post-Effective Amendment No. 9 to Registrant's Registration Statement No. 33-76250, Exhibit No. (23)(o), as filed on September 29, 1998.


         (o)      (1)      Codes of Ethics of Registrant is filed herewith as
                           Exhibit No. (23)(o)(1).

                  (2) Code of Ethics of First Summit Capital Management is filed herewith as Exhibit No. 23(o)(2).

                  (3) Code of Ethics of Summit Investment Partners, LLC is filed herewith as Exhibit No. 23(o)(3).

                  (4) Code of Ethics of BISYS Fund Services, L.P. is filed herewith as Exhibit No. 23(o)(4).

         (p) Powers-of-Attorney are incorporated herein by reference to Post-Effective Amendment No. 8 to Registrant's Registration Statement No. 33-76250, Exhibit No. (23)(p), as filed on July 31, 1998, and to Post-Effective Amendment No. 10 to Registrant's Registration Statement No. 33-76250 as filed on September 29, 1999.


ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT


         No person is directly or indirectly controlled by the Registrant. With respect to the Summit High Yield Fund, as of September 5, 2000, The Union Central Life Insurance Company ("Union Central Life"), a mutual insurance company organized under the laws of Ohio, owned 82.044% of the outstanding Class A shares. Union Central Life also owned 98.606% of the outstanding Class A shares of the Summit Emerging Markets Bond Fund. While the Summit Investment Trust disclaims any such control relationship, it may be deemed to be controlled by its investment adviser by virtue of the advisory relationship. The Registrant's investment adviser, First Summit Capital Management ("FSCM"), is a joint venture of Carillon Advisers, Inc. ("Carillon") and Freeman Holding Company, Inc. ("Freeman"). Carillon is an Ohio corporation that is a wholly-owned subsidiary of Union Central Life. Freeman is a Delaware corporation that is majority-owned by the employee benefit plans of its wholly-owned, broker-dealer subsidiary, Freeman Securities Company, Inc., a New Jersey corporation. Set forth below is a description of the entities controlled by Union Central Life, the jurisdictions in which such entities are organized, and the percentage of voting securities owned by the person immediately controlling each such entity.


         THE UNION CENTRAL LIFE INSURANCE COMPANY, ITS SUBSIDIARIES AND
         AFFILIATES

         I.       The Union Central Life Insurance Company (Ohio)

                  A.       Carillon Life Insurance Company (Ohio) - 100% owned.

                  B.       Carillon Investments, Inc. (Ohio) - 100% owned.

                  C. Carillon Marketing Agency, Inc. (Delaware) - 100% owned.

                           a. Carillon Marketing Agency of Alabama, Inc.
                              (Alabama) -100% owned.

                           b. Carillon Marketing Agency of Arkansas, Inc.
                              (Arkansas) - 100% owned.

                           c. Carillon Marketing Agency of Hawaii, Inc. (Hawaii)
                              - 100% owned.

                           d. Carillon Marketing Agency of Idaho, Inc. (Idaho) -
                              100% owned.

                           e. Carillon Marketing Agency of Kentucky, Inc.
                              (Kentucky) - 100% owned.

                           f. Carillon Marketing Agency of Massachusetts, Inc.
                              (Massachusetts) - 100% owned.

                           g. Carillon Marketing Agency of New Mexico, Inc. (New
                              Mexico) - 100% owned.

                           h. Carillon Marketing Agency of Ohio, Inc. (Ohio) -
                              100% owned.

                           i. Carillon Marketing Agency of Texas, Inc. (Texas) -
                              100% owned.


                  D.       Summit Investment Partners, Inc. (Ohio) - 100% owned.

                  E.       Summit Investment Partners, LLC - 100% owned.


         II.      Mutual Funds of the Carillon Group.


                  A.       Summit Mutual Funds, Inc.* (Maryland).



         III.     Summit Investment Trust (Massachusetts).


                  A.       Summit High Yield Fund 70% owned,


                  B.       Summit Emerging Markets Bond Fund 99% owned.

         ----------------
         * At September 5, 2000, Union Central owned 99.7% of the outstanding shares of Summit Mutual Funds, Inc. (formerly known as, Carillon Fund, Inc.,)



ITEM 25. INDEMNIFICATION

         Sections 6.4 and 6.5 of the Agreement and Declaration of Trust, as amended, of the Registrant provide that the Registrant shall indemnify each of its Trustees and officers against all liabilities, including but not limited to, amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and against all expenses, including but not limited to accountants and counsel fees, reasonably incurred in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Trustee or officer may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, except that indemnification shall not be provided if it shall have been finally adjudicated in a decision on the merits by the court or other body before which the proceeding was brought that such Trustee or officer: (i) did not act in good faith in the reasonable belief that his or her action was in the best interests of the Registrant; or (ii) is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

         Indemnification of the Registrant's officers and Trustees, persons who control the Registrant, or Registrant's Distributor, Transfer Agent, Fund Accountant or Administrator against certain stated liabilities is provided for in the following documents:

                  (a) Sections 1.11 and 1.12 of the Amended and Restated Distribution Agreement between the Summit Investment Trust and BISYS Fund Services, Limited Partnership, incorporated herein by reference to Post-Effective Amendment No. 3 to the Registrant's Registration Statement No. 33-76250, as Exhibit (6)(a)(2);

                  (b) Section 4 of the Management and Administration Agreement between the Summit Investment Trust and BISYS Fund Services Ohio, Inc., incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant's Registration Statement No. 33-76250, as Exhibit No. (23)(h)(1), as filed on September 29, 1998;

                  (c) Section 9 of the Amended and Restated Transfer Agency Agreement between the Summit Investment Trust and BISYS Fund Services Ohio, Inc., incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant's Registration Statement No. 33-76250, as Exhibit No. (23)(h)(2), as filed on September 29, 1998;

                  (d) Section 7 of the Amended and Restated Fund Accounting Agreement between the Summit Investment Trust and BISYS Fund Services Ohio, Inc., incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant's Registration Statement No. 33-76250, as Exhibit No. (23)(h)(3), as filed on September 29, 1998; and

                  (e) Sections 8.1 and 8.2 of the Custodian Agreement between the Summit Investment Trust and The Fifth Third Bank, incorporated herein by reference to the Registrant's Initial Registration Statement No. 33-76250, Exhibit No. (8), as filed on April 7, 1994.

         Insofar as indemnification for liability arising under the Securities Act of 1933, as amended (the "1933 Act"), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.


ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

         First Summit Capital Management ("FSCM") is a joint venture of Summit Investment Partners, Inc. ("Summit") formerly known as Carillon Advisers, Inc., an Ohio corporation, and Freeman Holding Company, Inc. ("Freeman"), a Delaware corporation. Summit Investment Partners, LLC ("SIP") is the investment sub-adviser of the Registrant and is a [wholly owned] subsidiary of Union Central Life Insurance Company
         (Ohio). Information regarding the Representatives of FSCM and their business, profession or employment of a substantial nature during the last two years is set forth below and in FSCM's Form ADV (File No. 801-45793). For information as to the business, profession, vocation or employment of a substantial nature of Summit and SIP, and officers and directors or partners of each of them, reference is made to the respective Forms ADV, as amended of Summit (File No. 801-28377) and SIP (File
         No. 801-55943), filed under the Investment Advisers Act of 1940, as amended, which are incorporated herein by reference. For information as to the business, profession, vocation or employment of a substantial nature of Freeman's wholly owned subsidiary, Freeman Securities Company, Inc. ("FSCI") and its directors and officers reference is made to the Form BD of FSCI (File No. 8-16086) as filed under the Securities Exchange Act of 1934, as amended, which is incorporated herein by reference.


                                                                          PRINCIPAL OCCUPATIONS DURING
            NAME AND ADDRESS               POSITION WITH THE ADVISER             PAST TWO YEARS

         James F. Smith                         Representative           President and Chief Financial
         30 Montgomery Street                                            Officer, Freeman Securities
         Jersey City, NJ  07302





         Steven R. Sutermeister                 Representative           Senior Vice President of Union Central
         Union Central Life and Summit                                   Life and President of Summit Investment
         312 Elm Street,                                                 Partners
         Suite 2525
         Cincinnati, OH  45202



ITEM 27. PRINCIPAL UNDERWRITERS


         (a) BISYS Fund Services Limited Partnership ("BISYS") the Distributor of shares of the Registrant, also distribute the securities of the following open-end management investment companies:

                         ---------------------------------------

                         Alpine Equity Trust
                         American Independence Funds Trust
                         American Performance Funds
                         AmSouth Funds
                         The BB&T Mutual Funds Group
                         The Coventry Group
                         The Eureka Funds
                         Fifth Third Funds
                         Governor Funds
                         Hirtle Callaghan Trust
                         HSBC Funds Trust and HSBC Mutual Funds Trust
                         The Infinity Mutual Funds, Inc.
                         Magna Funds
                         Mercantile Mutual Funds, Inc.
                         Metamarkets.com
                         Meyers Investment Trust
                         MMA Praxis Mutual Funds
                         M.S.D.&T. Funds
                         Pacific Capital Funds
                         Republic Advisor Funds Trust
                         Republic Funds Trust
                         Summit Investment Trust
                         Old Westbury Funds
                         USAllianz Funds Variable Insurance Products Trust Variable Insurance Funds
                         The Victory Portfolios
                         The Victory Variable Insurance Funds
                         Vintage Mutual Funds, Inc.
                         WHATIFI Funds

         (b)      Officers and Directors of Principal Underwriter


                  Set forth below is information with respect to the partners of BISYS as of September 21, 2000.



        NAME AND PRINCIPAL        POSITIONS AND OFFICES    POSITIONS AND OFFICES
        ------------------        ---------------------    ---------------------
         BUSINESS ADDRESS            WITH UNDERWRITER         WITH REGISTRANT
         ----------------            ----------------         ---------------

      Dennis Sheehan               Executive Officer                 None
      William Tomko                Supervising Principal             None
      Gregory A. Trichtinger       Vice President                    None
      Andrew Corbin                Vice President                    None
      Robert Tuch                  Assistant Secretary       Assistant Secretary
      Olu T. Lawal                 Fin-Op                            None

      BISYS Fund Services, Inc.    Sole General Partner              None
      3435 Stelzer Road
      Columbus, OH 43219


      WC Subsidiary Corporation    Sole Limited Partner              None
      150 Clove Road
      Little Falls, NJ 07424

         Each of these corporations is a subsidiary of The BISYS Group, Inc. 150 Clove Road, Little Falls, NJ 07424.


         (c) See SAI for information regarding amounts paid by funds of Registrant to BISYS.


ITEM 28. LOCATION OF ACCOUNTS AND RECORDS


         All accounts, books and other documents required to be maintained by
         Section 31(a) of the Investment Company Act of 1940, as amended [15 U.S.C. 80a-30(a)], and the Rules promulgated thereunder, [17 CFR 270.31a-1 to 31a-3] are maintained by the Registrant's investment adviser, First Summit Capital Management, 312 Elm Street, Suite 2525, Cincinnati, OH 45202, except those maintained by the Registrant's Custodian, The Fifth Third Bank, 38 Fountain Square Plaza, Cincinnati, OH 45263, the Registrant's Administrator and Distributor, BISYS Fund Services Limited Partnership, or the Registrant's Transfer Agent and Fund Accountant, BISYS Fund Services Ohio, Inc. BISYS Fund Services Limited Partnership and BISYS Fund Services Ohio Inc. are located at 3435 Stelzer Road, Columbus, OH 43219.


ITEM 29. MANAGEMENT SERVICES

         All management-related service contracts are discussed in Part A or B of this Registration Statement.


ITEM 30. UNDERTAKINGS

         Not applicable.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Columbus, and State of Ohio on the 28th day of September, 2000.


                                       SUMMIT INVESTMENT TRUST
                                       (The Registrant)

                                       By:         *
                                            ------------------------------
                                            Steven R. Sutermeister
                                            Chairman of the Board and Trustee

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.



      *                          Chairman of the Board        September 28, 2000
----------------------------     and Trustee                  ------------------
Steven R. Sutermeister           (Chief Executive Officer)    Date



      *                          Trustee                      September 28, 2000
----------------------------                                  ------------------
Theodore H. Emmerich                                          Date



/s/ T. Ashley Cooper             Trustee                      September 28, 2000
----------------------------                                  ------------------
T. Ashley Cooper                                              Date


      *                          Trustee                      September 28, 2000
----------------------------                                  ------------------
Dr. Bruce H. Olson                                            Date



      *                          Trustee                      September 28, 2000
----------------------------                                  ------------------
James F. Smith                                                Date



      *                          Treasurer (Principal         September 28, 2000
----------------------------     Financial & Accounting       ------------------
Nimish Bhatt                     Officer)                     Date



* By /s/ Robert L. Tuch                                       September 28, 2000
     --------------------------                               ------------------
        Robert L. Tuch,                                       Date
        pursuant to Power-of-Attorney

                                       EXHIBIT INDEX

FORM N-1A         DESCRIPTION                                             EDGAR EXHIBIT NO.

23(d)(3)          Sub-Advisory Agreement between First Summit              Ex-99.(23)(d)(3)
                  Capital Management and Summit Investment
                  Partners, LLC

23(d)(4)          Letter Agreement between First Summit Capital            Ex-99.(23)(d)(4)
                  Management and Summit Investment Partners, LLC

23(g)             Revised Custodian Agreement between Summit Investment    Ex-99.(23)(g)
                  Partners and The Fifth Third Bank

23(j)             Consent of PricewaterhouseCoopers LLP                    Ex-99.(23)(j)

23(o)(1)          Code of Ethics of Summit Investment Trust                Ex-99.(23)(o)(1)

23(o)(2)          Code of Ethics of First Summit Capital Management        Ex-99.(23)(o)(2)

23(o)(3)          Code of Ethics of Summit Investment Partners, LLC        Ex-99.(23)(o)(3)

23(o)(4)          Code of Ethics of BISYS Fund Services, L.P.              Ex-99.(23)(o)(4)